       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1996
                                                               File No. 33-42484
                                                               File No. 811-6400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 24               /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25                    /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  DAVID G. LEE
                              C/O SEI CORPORATION
                            680 EAST SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                           RICHARD W. GRANT, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 ONE LOGAN SQUARE
                        PHILADELPHIA, PENNSYLVANIA 19103
_______________________________________________________________________________
            It is proposed that this filing become effective (check appropriate box)

                  /X/ immediately upon filing pursuant to paragraph (b)
                 / /  on [date] pursuant to paragraph (b)
                 / /  60 days after filing pursuant to paragraph (a)
                 / /  75 days after filing pursuant to paragraph (a)
                 / /  on [date] pursuant to paragraph (a) of Rule 485.
_______________________________________________________________________________

Registrant has elected to maintain registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal period ended October 31, 1995 on November 15, 1995.

                        THE ADVISORS' INNER CIRCLE FUND

                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                      LOCATION
=========================================================================================
PART A - CLOVER CAPITAL
 EQUITY VALUE FUND AND
 CLOVER FIXED INCOME FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        Financial Highlights
Item 4.     General Description of Registrant      The Fund and the Portfolios;
                                                   Investment Objectives; Investment
                                                   Policies; Risk Factors; Investment
                                                   Limitations; General Information - The
                                                   Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent; Portfolio
                                                   Transactions; Expense Summary
Item 5A.    Management's Discussion of Fund        **
            Performance
Item 6.     Capital Stock and Other Securities     General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - CLOVER CAPITAL EQUITY VALUE FUND AND CLOVER CAPITAL FIXED INCOME FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objective (Prospectus);
                                                   Investment Policies (Prospectus);
                                                   Investment Limitations
Item 14.    Management of the Registrant            General Information - Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal           Trustees and Officers of the
            Holders of Securities                  Fund; 5% Shareholders


Item 16.    Investment Advisory and Other          The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions (Prospectus and
                                                   Statement of Additional Information)
Item 18.    Capital Stock and Other Securities     Description of Shares
Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   Financial Information

PART A - CLOVER CAPITAL SMALL CAP VALUE FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        *
Item 4.     General Description of Registrant      The Fund and the Portfolio; Investment
                                                   Objective; Investment Policies; Risk
                                                   Factors; Investment Limitations;
                                                   General Information - The Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent; Portfolio
                                                   Transactions; Expense Summary
Item 5A.    Management's Discussion of Fund        *
            Performance
Item 6.     Capital Stock and Other Securities     General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                Purchase and Redemption of Shares

Item 9.     Pending Legal Proceedings              *

PART B - CLOVER CAPITAL SMALL CAP VALUE FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objective (Prospectus);
                                                   Investment Policies (Prospectus);
                                                   Investment Limitations
Item 14.    Management of the Registrant            General Information -  Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal           Trustees and Officers of the
            Holders of Securities                  Fund;
Item 16.    Investment Advisory and Other           The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); General Information -
                                                   Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions (Prospectus and
                                                   Statement of Additional Information)
Item 18.    Capital Stock and Other Securities     Description of Shares
Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   *

PART A - TURNER GROWTH EQUITY FUND, TURNER FIXED INCOME FUND
         AND TURNER SMALL CAP FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        Financial Highlights

Item 4.     General Dexcription of Registrant      The Fund and the Portfolios;
                                                   Investment Objectives;
                                                   Investment Policies; Risk Factors;
                                                   Investment Limitations; General
                                                   Information - The Fund
Item 5.     Management of the Fund                 General Information-Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent; Portfolio
                                                   Transactions; Expense Summary
Item 5A.    Management's Discussion of Fund        **
            Performance
Item 6.     Capital Stock and Other Securities     General Information-Voting Rights;
                                                   General Information-Shareholder
                                                   Inquiries; General Information-
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - TURNER GROWTH  EQUITY FUND, TURNER FIXED  INCOME FUND
         AND TURNER SMALL CAP FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objectives (Prospectus);
                                                   Investment Policies (Prospectus);
                                                   Investment Limitations
Item 14.    Management of the Registrant            General Information - Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal          Trustees and Officers of the
            Holders of Securities                  Fund; 5% Shareholders

Item 16.    Investment Advisory and Other           The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants

                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions (Prospectus);
                                                   Portfolio Transactions
Item 18.    Capital Stock and Other Securities     Description of Shares
Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus); Purchase and
                                                   Redemption of Shares; Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   Financial Information

PART A - WHITE OAK GROWTH STOCK FUND AND PIN OAK AGGRESSIVE STOCK FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        Financial Highlights
Item 4.     General Description of Registrant      The Fund and the Portfolios;
                                                   Investment Objectives and Policies;
                                                   Risk Factors; Investment Limitations;
                                                   General Information - The Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent; Portfolio
                                                   Transactions; Expense Summary
Item 5A.    Management's Discussion of Fund        **
            Performance
Item 6.     Capital Stock and Other Securities     General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - WHITE OAK GROWTH STOCK FUND AND PIN OAK AGGRESSIVE STOCK FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objectives and Policies
                                                   (Prospectus); Investment Limitations

Item 14.    Management of the Registrant            General Information -  Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal           Trustees and Officers of the
            Holders of Securities                  Fund; 5% Shareholders
Item 16.    Investment Advisory and Other           The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions (Prospectus and
                                                   Statement of Additional Information)
Item 18.    Capital Stock and Other Securities     Description of Shares
Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance              Computation of
            Date                                   Yield and Total Return
Item 23.    Financial Statements                   Financial Information

PART A - A+P LARGE-CAP VALUE FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        Financial Highlights
Item 4.     General Description of Registrant      The Fund and the Portfolio;
                                                   Investment Objective and Policies;
                                                   Investment Limitations; General
                                                   Information - The Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent; Portfolio
                                                   Transactions; Expense Summary
Item 5A. Management's Discussion of Fund           **
         Performance

Item 6.     Capital Stock and Other Securities     General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase               Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - A+P LARGE-CAP VALUE FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objective and Policies
                                                   (Prospectus); Investment Limitations
Item 14.    Management of the Registrant           General Information - Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal          Trustees and Officers of the
            Holders of Securities                  Fund; 5% Shareholders
Item 16.    Investment Advisory and Other          The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions
Item 18.    Capital Stock and Other Securities     Description of Shares
Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   Financial Information

PART A - HGK FIXED INCOME FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        *
Item 4.     General Description of Registrant      The Fund and the Portfolio;
                                                   Investment Objective and Policies;
                                                   Investment Limitations; General
                                                   Information - The Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent;
Item 5A. Management's Discussion of Fund           *
         Performance
Item 6.  Capital Stock and Other Securities        General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase               Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - HGK FIXED INCOME FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objective and Policies
                                                   (Prospectus); Investment Limitations
Item 14.    Management of the Registrant           General Information - Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal          Trustees and Officers of the
            Holders of Securities                  Fund
Item 16.    Investment Advisory and Other          The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)

Item 17.    Brokerage Allocation                   Portfolio Transactions
Item 18.    Capital Stock and Other Securities     Description of Shares

Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   *

PART A - AIG MONEY MARKET FUND CLASS A SHARES
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        *
Item 4.     General Description of Registrant      The Fund and the Portfolio;
                                                   Investment Objective and Policies;
                                                   Investment Limitations; General
                                                   Information - The Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent
Item 5A. Management's Discussion of Fund           *
         Performance
Item 6.  Capital Stock and Other Securities        General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase               Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART A - AIG MONEY MARKET FUND CLASS B SHARES
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        *
Item 4.     General Description of Registrant      The Fund and the Portfolio;
                                                   Investment Objective and Policies;
                                                   Investment Limitations; General
                                                   Information - The Fund

Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent
Item 5A.    Management's Discussion of Fund        *
            Performance
Item 6.     Capital Stock and Other Securities     General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase               Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - AIG MONEY MARKET FUND CLASS A AND CLASS B SHARES
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objective and Policies
                                                   (Prospectus); Investment Limitations
Item 14.    Management of the Registrant           General Information - Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal          Trustees and Officers of the
            Holders of Securities                  Fund
Item 16.    Investment Advisory and Other          The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);
                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions
Item 18.    Capital Stock and Other Securities     Description of Shares

Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes

Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   Financial Information

PART A - FMC SELECT FUND
Item 1.     Cover Page                             Cover Page
Item 2.     Synopsis                               Summary; Expense Summary
Item 3.     Condensed Financial Information        *
Item 4.     General Description of Registrant      The Fund and the Portfolio;
                                                   Investment Objective and Policies;
                                                   Investment Limitations; General
                                                   Information - The Fund
Item 5.     Management of the Fund                 General Information - Trustees of the
                                                   Fund; The Adviser; The Administrator;
                                                   The Transfer Agent
Item 5A.    Management's Discussion of Fund        *
            Performance
Item 6.     Capital Stock and Other Securities     General Information - Voting Rights;
                                                   General Information - Shareholder
                                                   Inquiries; General Information -
                                                   Dividends and Distributions; Taxes
Item 7.     Purchase of Securities Being Offered   Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase               Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings              *

PART B - FMC SELECT FUND
Item 10.    Cover Page                             Cover Page
Item 11.    Table of Contents                      Table of Contents
Item 12.    General Information and History        The Fund
Item 13.    Investment Objectives and Policies     Investment Objective and Policies
                                                   (Prospectus); Investment Limitations
Item 14.    Management of the Registrant           General Information - Trustees of the
                                                   Fund (Prospectus); Trustees and
                                                   Officers of the Fund; The Administrator
Item 15.    Control Persons and Principal          Trustees and Officers of the
            Holders of Securities                  Fund
Item 16.    Investment Advisory and Other          The Adviser (Prospectus and
            Services                               Statement of Additional Information);
                                                   The Administrator (Prospectus and
                                                   Statement of Additional Information);
                                                   The Distributor (Prospectus and
                                                   Statement of Additional Information);

                                                   The Transfer Agent (Prospectus);
                                                   General Information - Counsel and
                                                   Independent Public Accountants
                                                   (Prospectus); Experts; General
                                                   Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                   Portfolio Transactions
Item 18.    Capital Stock and Other Securities     Description of Shares

Item 19.    Purchase, Redemption, and Pricing of   Purchase and Redemption of
            Securities Being Offered               Shares (Prospectus and Statement of
                                                   Additional Information); Determination
                                                   of Net Asset Value
Item 20.    Tax Status                             Taxes (Prospectus); Taxes
Item 21.    Underwriters                           The Distributor
Item 22.    Calculation of Performance Data        Computation of Yield and Total Return
Item 23.    Financial Statements                   *


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


*Not Applicable

**Information required under Item 5A is contained in the Fund's Annual
  Reports to Shareholders.

The Prospectus and Statement of Additional Information for the Clover Capital Small Cap Value Fund, included as part of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 14, 1995 pursuant to Rule 485(a) under the Securities Act of 1933, is hereby incorporated by reference as if set forth in full herein.

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                        CLOVER CAPITAL MANAGEMENT, INC.


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each, a "Portfolio" and collectively "Portfolios"), each of which is a separate series of the Fund.

                        CLOVER CAPITAL EQUITY VALUE FUND
                        CLOVER CAPITAL FIXED INCOME FUND

This Prospectus sets forth concisely the information about the Fund and each Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1996

                                    SUMMARY


The following summary provides basic information about the Clover Capital Equity Value Fund (the "Equity Value Portfolio") and the Clover Capital Fixed Income Fund (the "Fixed Income Portfolio"). Each Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES? The Equity Value Portfolio seeks long-term total return by investing in a diversified portfolio of equity securities that, in the Adviser's opinion, are undervalued relative to the market or the historic valuation of such securities. The Fixed Income Portfolio seeks a high level of income consistent with reasonable risk to capital by investing in a diversified portfolio of fixed income securities.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? The investment policies of the each Portfolio entail certain risks and considerations of which investors should be aware. Each Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate in value. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Portfolios, tend to vary inversely with interest rates and may be affected by other market and economic factors as well.

The Equity Value Portfolio may invest up to 25% of its net assets in non-convertible debt securities, which also may include securities of less than investment grade ("junk bonds"); these high risk securities carry increased risks of, among other things, default and market price volatility. The Fixed Income Portfolio may invest in investment grade fixed income securities that have speculative characteristics and may also invest up to 15% of its net assets in fixed income securities of junk bonds; these high risk securities carry increased risks of, among other things, default and market price volatility.

For more information about each Portfolio, see "Investment Objectives," "Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER?   Clover Capital Management, Inc. serves as the investment
adviser of each Portfolio. In addition to advising each Portfolio, Clover Capital Management, Inc. provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR?   SEI Financial Management Corporation serves as the
administrator (the "Administrator") and shareholder servicing agent of each Portfolio. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as the distributor of each Portfolio's shares. See "The Distributor."

IS THERE A SALES LOAD? No, shares of each Portfolio are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? Each Portfolio has a minimum initial investment of $2,000, which the Distributor may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES?   Purchases and redemptions may be made
through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m. Eastern time. To open an account by wire, you must first call 1-800-808-4921.
                                                    -----
Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. Each Portfolio also offers both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Equity Value Portfolio is distributed in the form of quarterly dividends. The Fixed Income Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. The Fixed Income Portfolio's shares normally begin earning dividends within two Business Days after their purchase order is effective.

Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                CLOVER CAPITAL EQUITY VALUE FUND
                                                CLOVER CAPITAL FIXED INCOME FUND
================================================================================
Maximum Sales Load Imposed on Purchases ....................................None
Maximum Sales Load Imposed on Reinvested Dividends .........................None
Deferred Sales Load ........................................................None
Redemption Fees(1) .........................................................None
Exchange Fees ..............................................................None
================================================================================

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.


ANNUAL OPERATING EXPENSES
(as a percentage of                         CLOVER CAPITAL        CLOVER CAPITAL
average net assets)                        EQUITY VALUE FUND   FIXED INCOME FUND
================================================================================
Advisory Fees (after fee waivers
 and reimbursements) (2)                          .63%                .00%
12b-1 Fees                                        None                None
Other Expenses                                    .47%                .80%
================================================================================
Total Operating Expenses (after fee waivers
  and reimbursements) (2)                        1.10%                .80%
================================================================================

(2) The Adviser has, on a voluntary basis, waived a portion of its fees for each Portfolio and agreed to reimburse certain expenses of the Fixed Income Portfolio. The advisory fees shown reflect these voluntary waivers and reimbursements. The Adviser reserves the right to terminate its waivers and reimbursements at any time in its sole discretion. Absent such waivers and reimbursements, advisory fees for the Equity Value and Fixed Income Portfolios would be .74% and .45%, respectively; "Other Expenses" would be .47% and .95%, respectively; and total operating expenses would be 1.21% and 1.40%, respectively. See "The Adviser."


EXAMPLE

==================================================================================
                                                1 year  3 years  5 years  10 years
==================================================================================
An investor would pay the following expenses
on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the
end of each time period

CLOVER CAPITAL EQUITY FUND                        $11      $35      $61      $134

CLOVER CAPITAL FIXED INCOME                       $ 8      $26      $44      $ 99
==================================================================================

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF THE PORTFOLIO AFTER WAIVERS AND REIMBURSEMENTS AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of a Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                         THE ADVISORS' INNER CIRCLE FUND

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's financial statements and notes thereto.


For a Share Outstanding Throughout the Period
                                                                        CLOVER CAPITAL
                                                                      EQUITY VALUE FUND
--------------------------------------------------------------------------------------------------
                                                  11/01/94    11/01/93    11/01/92    12/06/91(1)
                                                    TO          TO          TO          TO
                                                  10/31/95    10/31/94    10/31/93    10/31/92
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $   13.74   $   11.94   $   10.45   $   10.00
--------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net Investment Income (Loss).................       0.24        0.08        0.10        0.10
  Realized and Unrealized Gains or                                2.01        1.54        0.44
  Losses on Securities.........................       2.46
--------------------------------------------------------------------------------------------------
  Total From Investment Operations.............       2.70        2.09        1.64        0.54
--------------------------------------------------------------------------------------------------
Less Distributions:                                              (0.08)      (0.10)      (0.09)
                                                     (0.22)
  Distributions From Net Investment
  Income.......................................
  Distributions From Capital Gains.............      (0.93)      (0.21)      (0.05)       0.00
--------------------------------------------------------------------------------------------------
  Total Distributions..........................      (1.15)      (0.29)      (0.15)      (0.09)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.................  $   15.29   $   13.74   $   11.94   $   10.45
--------------------------------------------------------------------------------------------------
TOTAL RETURN...................................      21.25%       17.8%      15.83%       5.94%*
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)................  $  51,647   $  25,249   $  15,070   $   9,005
Ratios Of Expenses To Average Net Assets.......       1.10%       1.14%       1.18%       1.20%*
Ratio Of Expenses To Average Net Assets                           1.30%       1.51%       2.09%*
(Excluding Fee Waiver and Contributions).......       1.20%
Ratio Of Net Income To Average Net Assets......                   0.71%       0.89%       1.15%*
                                                      1.82%
Ratio Of Net Income (Loss) To Average Net                         0.55%       0.56%       0.26%*
 Assets (Excluding Fee Waiver and
 Contributions)................................       1.72%
Portfolio Turnover Rate........................      84.76%      58.44%      82.51%      31.00%
==================================================================================================

 (1) The Clover Capital Equity Value Fund commenced operations on December 6, 1991.

 *Annualized

                                                 THE ADVISORS' INNER CIRCLE FUND
FINANCIAL HIGHLIGHTS

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's financial statements and notes thereto.

For a Share Outstanding Throughout the Period

                                                                     CLOVER CAPITAL
                                                                    FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------
                                               11/01/94        11/01/93       11/01/92       12/06/91(1)
                                                  TO              TO             TO              TO
                                               10/31/95        10/31/94       10/31/93        10/31/92
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........    $  9.14         $ 10.85        $ 10.23         $ 10.00
----------------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net Investment Income.....................       0.58
  Realized and Unrealized Gain or Losses                           0.57           0.61            0.56
   on Securities............................       0.77           (0.92)          0.72            0.23
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations..........       1.35           (0.35)          1.33            0.79
----------------------------------------------------------------------------------------------------------
Less Distributions:
  Distributions From Net Investment
  Income....................................      (0.58)          (0.57)         (0.61)          (0.56)
  Distributions From Capital Gains..........      (0.02)          (0.79)         (0.10)           0.00
----------------------------------------------------------------------------------------------------------
  Total Distributions.......................      (0.60)          (1.36)         (0.71)          (0.56)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............    $  9.89         $  9.14        $ 10.85         $ 10.23
----------------------------------------------------------------------------------------------------------
TOTAL RETURN................................      15.27%          (3.54)%        13.40%           9.05%*
----------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000).............    $14,685         $  9,762       $ 7,966         $ 8,982
Ratio Of Expenses To Average Net Assets.....       0.80%            0.80%         0.78%           0.80%*
Ratio Of Expenses To Average Net Assets
 (Excluding Fee Waivers and Contributions)..       1.40%            1.46%         1.29%           1.76%*

Ratio Of Net Income To Average Net Assets...       6.13%            5.88%         5.62%           6.28%*
Ratio Of Net Income (Loss) To Average Net
 Assets (Excluding Fee Waivers and
 Contributions).............................       5.53%            5.22%         5.11%           5.32%*

 Portfolio Turnover Rate.....................     35.84%           11.11%        68.61%         113.00%
==========================================================================================================

 (1) The Clover Capital Fixed Income Fund commenced operations on December 6, 1991.

 * Annualized

THE FUND AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Fund") offers shares of a number of diversified mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's Clover Capital Equity Value Fund (the "Equity Value Portfolio") and Clover Capital Fixed Income Fund (the "Fixed Income Portfolio"). Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES

EQUITY VALUE PORTFOLIO

The Equity Value Portfolio seeks long-term total return.

FIXED INCOME PORTFOLIO

The Fixed Income Portfolio seeks a high level of income consistent with reasonable risk to capital.

There can be no assurance that either Portfolio will be able to achieve its investment objective.

INVESTMENT POLICIES

EQUITY VALUE PORTFOLIO

The Equity Value Portfolio will invest primarily in equity securities that Clover Capital Management, Inc. (the "Adviser") believes to be undervalued relative to the market or their historic valuation. The Adviser uses several valuation criteria to determine if a security is undervalued, including price-to-earnings ratios, price-to-cash flow ratios, price-to-sales ratios, and price-to-book value ratios. In addition, the Adviser examines "hidden values" that are not obvious in a company's financial reports, focusing on finding the current asset values or current transfer values of assets held by the company.

Under normal market conditions, the Equity Value Portfolio invests at least 70% and up to 100% of its net assets in a diversified portfolio of equity securities, including common stocks, both debt securities and preferred stocks convertible into common stocks, and American Depositary Receipts ("ADRs") (up to 20% of the Equity Value Portfolio's net assets). In addition to these equity securities, the Equity Value Portfolio may also invest up to 5% of its net assets in each of warrants and rights to purchase common stocks, and up to 10% of its net assets in real estate investment trusts ("REITs"). Assets of the Equity Value Portfolio not invested in the equity securities described above may be invested in non-convertible fixed income securities and money market instruments as described below.

All of the equity securities (including ADRs) in which the Equity Value Portfolio invests are traded on registered exchanges or the over-the-counter market in the United States.

During periods when, or under circumstances where, the Adviser believes that the return on such securities may equal or exceed the return on equity securities, the Equity Value Portfolio may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Equity Value Portfolio may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's") or unrated securities of comparable quality as determined by the Adviser. In addition, the Equity Value Portfolio may invest in securities rated D by S&P. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Under normal circumstances up to 30% of the Equity Value Portfolio's assets may be invested in the money market instruments described below in order to maintain liquidity, or if the Adviser determines that securities meeting the Equity Value Portfolio's investment objective and policies are not otherwise reasonably available for purchase.

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Equity Value Portfolio may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated A-1 by S&P or Prime-1 by Moody's; repurchase agreements involving such securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments) and in cash.

For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

FIXED INCOME PORTFOLIO

Under normal market conditions, the Fixed Income Portfolio invests at least 70% of its net assets in the following fixed income securities: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities"); (ii) corporate bonds and debentures rated in one of the four highest rating categories; and
(iii) mortgage-backed securities that are collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the two highest rating categories. The Fixed Income Portfolio will invest in such corporate bonds and debentures, CMOs or REMICs only if, at the time of purchase, the security either has the requisite rating from S&P or Moody's or is unrated but of comparable quality as determined by the Adviser. Governmental private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. Corporate bonds rated B generally lack characteristics of desirable investment, and assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The Fixed Income Portfolio may invest its remaining assets in the following securities: (i) the money market instruments described below; (ii) asset-backed securities rated A or higher by S&P or Moody's; (iii) debt securities rated below investment grade (i.e., rated lower than BBB by S&P or Baa by Moody's), but not lower than B- by S&P or B3 by Moody's, or if unrated, determined by the Adviser to be of comparable quality at the time of purchase (up to 15% of the Fixed Income Portfolio's net assets including downgraded securities); (iv) debt securities convertible into common stocks (up to 10% of the Fixed Income Portfolio's net assets); (v) U.S. dollar denominated fixed income securities issued by foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; and (vi) U.S. dollar denominated obligations of supranational entities traded in the United States. For additional information on corporate bond ratings, see the Appendix to the Statement of Additional Information.

The relative proportions of the Fixed Income Portfolio's net assets invested in the different types of permissible investments will vary from time to time depending upon the Adviser's assessment of the relative market value of the sectors in which the Fixed Income Portfolio invests. In addition, the Fixed Income Portfolio may purchase securities that are trading at a discount from par when the Adviser believes there is a potential for capital appreciation. The Adviser does not seek to achieve the Fixed Income Portfolio's investment objective by forecasting changes in the interest rate environment.

In the event any security owned by the Fixed Income Portfolio is downgraded below the rating categories set forth above, the Adviser will review the security and determine whether to retain or dispose of that security.

The Fixed Income Portfolio may enter into forward commitments or purchase securities on a when-issued basis, and may invest in variable or floating rate obligations.

For temporary defensive purposes during periods when the Adviser determines that the market conditions warrant, the Fixed Income Portfolio may invest up to 100% of its net assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings & loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated A-1 by S&P and Prime-1 by Moody's; repurchase agreements involving any of the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments) and may hold a portion of its assets in cash.

The Fixed Income Portfolio expects to maintain a dollar-weighted average portfolio maturity of five to ten years.

RISK FACTORS

EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Equity Value Portfolio invests will cause the net asset value of the Equity Value Portfolio to fluctuate. An investment in the Equity Value Portfolio may therefore be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME SECURITIES - The market value of the fixed income investments in which each Portfolio may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect each Portfolio's net asset value. Each Portfolio may invest in securities rated in the fourth highest category by S&P or Moody's; such securities, while still investment grade, are considered to have speculative characteristics.

Securities below investment grade are high risk, high yield securities known as "junk bonds"; such securities involve greater risk of default or price declines than investments in investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. These factors may limit each Portfolio's ability to sell such securities at their fair market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security. For these reasons, it is each Portfolio's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Adviser's own independent and ongoing review of credit quality.

SECURITIES OF FOREIGN ISSUERS - Securities of foreign issuers are subject to investment risks that differ that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

MORTGAGE-BACKED SECURITIES - The mortgage-backed securities ("MBSs") in which the Fixed Income Portfolio may invest are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying MBSs can be expected to accelerate. When the MBSs held by the Fixed Income Portfolio are prepaid, the Fixed Income Portfolio must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the yield on the prepaid MBS.

GOVERNMENT SECURITIES - Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fixed Income Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fixed Income Portfolio.

For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objectives and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of each Portfolio. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares.

No Portfolio may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) in the case of the Fixed Income Portfolio, supranational entities will be considered to be a separate industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

The foregoing percentages apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISER

Clover Capital Management, Inc. is a professional investment management firm founded in 1984 by Michael Edward Jones and Geoffrey Harold Rosenberger, who are Managing Directors of the Adviser and control all of the Adviser's outstanding voting stock. As of December 31, 1995, the Adviser had discretionary management authority with respect to approximately $1.497 billion of assets. The principal business address of the Adviser is 11 Tobey Village Office Park, Pittsford, New York 14534.

The Adviser serves as each Portfolio's investment adviser under an investment advisory agreement (the "Advisory Agreement") with the Fund. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Portfolio and continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund. In addition to advising the Portfolios, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

The Equity Value Portfolio has been managed by a committee led by Michael E. Jones and Paul W. Spindler. For the past 5 years, Mr. Jones has been Managing Director for the Adviser. For the past 5 years Mr. Spindler has been a Vice President of Investments for the Adviser.

The Fixed Income Portfolio has been managed by a committee led by Richard J. Huxley and Paul W. Spindler. For the past five years Richard Huxley has been the Executive Vice

President and Fixed Income Manager for the Adviser. For the past 5 years Paul Spindler has been a Vice President of Investments for the Adviser.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% and .45% of the average daily net assets of the Equity Value and Fixed Income Portfolios, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and/or to reimburse Portfolio expenses in order to limit total operating expenses of the Equity Value and Fixed Income Portfolios to an annual rate of not more than 1.20% and .80%, respectively, of average daily net assets for net assets below $20 million and to not more than 1.10% and .75%, respectively, for net assets of $20 million or more. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and any reimbursement at any time. For the fiscal year ended October 31, 1995, the Adviser received a fee (after partial fee waivers) equal to .63% of the Equity Value Portfolio's average daily net assets and waived all fees due it and reimbursed expenses of .15% for the Fixed Income Portfolio.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which is calculated daily and paid monthly, at an annual rate of
 .20% of the average daily net assets of each Portfolio. However, each Portfolio pays the Administrator a minimum annual fee of $50,000. The administration fee each Portfolio pays will decline to an annual rate of .20% of the Portfolio's average daily net assets at net asset levels of $25 million and above.

The Administrator also serves as shareholder servicing agent for each Portfolio under a shareholder servicing agreement with the Fund.

THE TRANSFER AGENT

DST Systems Inc., 210 West 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Fund's distributor pursuant to a distribution agreement. The Distributor does not receive compensation for distribution services for the shares of any Portfolio.

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes the Adviser to select broker-dealers that will execute the purchase or sale of investment securities for each Portfolio and directs the Adviser to seek to obtain the best net results. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to each Portfolio's public offering price.

The Adviser may, consistent with the interests of the Equity Value Portfolio, select brokers on the basis of the research, statistical and pricing services
they provide to the Portfolio.   A commission paid to such brokers may be higher
than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.

Each Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.

Because shares of each Portfolio are not marketed through intermediary broker-dealers, it is not each Portfolio's practice to allocate brokerage or effect principal transactions with the broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place Portfolio orders with qualified broker-dealers who refer clients to each Portfolio.

Some securities considered for investment by a Portfolio may also be appropriate for other accounts and/or clients served by that Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Portfolio and the other accounts and/or clients in a manner deemed equitable by the Adviser.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of either Portfolio directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of a Portfolio may be made on any Business Day. Shares of a Portfolio are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in either of the Portfolios is $2,000, and subsequent purchases must be at least $100. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through each Portfolio's Systematic Investment Plan must be at least $100.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Portfolio) for $2,000 or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER


Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of a Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further Credit: (Name of the appropriate Portfolio. The shareholder's name and account number must be specified in the wire.)


Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment by check or readily available funds before 4:00 p.m., Eastern time. The purchase price of shares of a Portfolio is that Portfolio's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of either Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Portfolio or its shareholders to accept such order.

Shares of each Portfolio may be purchased in exchange for securities to be included in that Portfolio, subject to the Adviser's or Administrator's determination that these securities are acceptable. Securities accepted in such an exchange will be valued at their market value. All accrued interest and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of that Portfolio and must be delivered by the shareholder to that Portfolio upon receipt from the issuer.

The Adviser or Administrator will not accept securities in exchange for Portfolio shares unless (1) such securities are appropriate for the Portfolio at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Portfolio are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) prices are available from an independent pricing service approved by the Fund's Board of Trustees.

SYSTEMATIC INVESTMENT PLAN - A shareholder may also arrange for periodic additional investments in a Portfolio through automatic deductions by Automated Clearing House ("ACH") transactions from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $100 per month. An Account Application form may be obtained by calling 1-800-932-7781.

EXCHANGES

Shareholders of one Portfolio may exchange their shares for shares of the other Portfolio. Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Fund reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of that Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take 15 or more days. Shareholders may not close their accounts by telephone; redemption or exchange orders closing an account must be sent in writing to the Transfer Agent.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

SYSTEMATIC WITHDRAWAL PLAN - Each Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $2,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling
1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

The net asset value per share of a Portfolio is determined by dividing the total market value of that Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on any Business Day. Each Portfolio will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments relating to a specific security.

PERFORMANCE

From time to time, a Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Additional performance information regarding each Portfolio is set forth in the 1995 Annual Report to Shareholders, available upon request and without charge by calling 1-800-932-7781.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIOS:

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code). So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Equity Value Portfolio will qualify for that deduction. Dividends of the Fixed Income Portfolio are not expected to qualify. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Portfolio (such as STRIPS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors" below. Each Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because each Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. A Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. A Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

THE FUND

The Fund, an open-end investment management company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

Each Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Each Portfolio's expense ratios are disclosed under "Financial Highlights."

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or directed to 1-800-932-7781. Purchase, redemption and exchange orders should be placed with the Transfer Agent at the same address or by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (excluding capital gain) of the Equity Value Portfolio is distributed in the form of dividends to shareholders of record on the last Business Day of each quarter. The Fixed Income Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gain) daily and distributes such dividends on the first Business Day of each month. Shares of the Fixed Income Portfolio purchased begin earning dividends on the Business Day following receipt of payment by the Transfer Agent. Normally, this will occur within two Business Days after an order is effective. If any capital gain is realized for either Portfolio, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfer.

Dividends and other distributions of a Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P. O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of each Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain permitted investments and risk factors for the Portfolios:

AMERICAN DEPOSITARY RECEIPTS ("ADRS")- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other
entities.   Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

MORTGAGE BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or
----------------------------------
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA also each guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan;

however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.


Private Pass-Through Securities:  These are mortgage-backed securities issued by
-------------------------------
a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued
----
by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the
------
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds:  Parallel pay CMOs and REMICs are structured
----------------------------------
to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities ("SMBs"):  SMBs are usually structured with
--------------------------------------------
two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors:  Due to the possibility of prepayments of the underlying mortgage
------------
instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.
There can be no assurance that estimated average life will be a security's actual average life.

REITS - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Portfolio.

U.S. GOVERNMENT AGENCIES - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., FNMA). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
SUMMARY....................................................................   2
EXPENSE SUMMARY............................................................   4
FINANCIAL HIGHLIGHTS.......................................................   6
THE FUND AND THE PORTFOLIOS................................................   8
INVESTMENT OBJECTIVES......................................................   8
INVESTMENT POLICIES........................................................   8
RISK FACTORS...............................................................  11
INVESTMENT LIMITATIONS.....................................................  12
THE ADVISER................................................................  13
THE ADMINISTRATOR..........................................................  14
THE TRANSFER AGENT.........................................................  14
THE DISTRIBUTOR............................................................  15
PORTFOLIO TRANSACTIONS.....................................................  15
PURCHASE AND REDEMPTION OF SHARES..........................................  16
PERFORMANCE................................................................  19
TAXES......................................................................  20
GENERAL INFORMATION........................................................  22
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS......................  24

Fund:
THE ADVISORS' INNER CIRCLE FUND

Portfolios:
CLOVER CAPITAL EQUITY VALUE FUND
CLOVER CAPITAL FIXED INCOME FUND

Adviser:
CLOVER CAPITAL MANAGEMENT INC.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FINANCIAL MANAGEMENT CORPORATION



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1996

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                  PORTFOLIOS:
                        CLOVER CAPITAL EQUITY VALUE FUND
                        CLOVER CAPITAL FIXED INCOME FUND

                              INVESTMENT ADVISER:
                        CLOVER CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus and relates only to the Clover Capital Equity Value Fund (the "Equity Value Portfolio") and Clover Capital Fixed Income Fund (the "Fixed Income Portfolio") (each a "Portfolio" and collectively, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisor's Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' prospectus dated February 28, 1996. Prospectuses for the Portfolios may be obtained by calling 1-800-932-7781.

                              TABLE OF CONTENTS
THE FUND...............................   S - 2
DESCRIPTION OF PERMITTED INVESTMENTS...   S - 2
INVESTMENT LIMITATIONS.................   S - 7
THE ADVISER............................   S - 9
THE ADMINISTRATOR......................  S - 10
THE DISTRIBUTOR........................  S - 11
TRUSTEES AND OFFICERS OF THE FUND......  S - 11
COMPUTATION OF YIELD AND TOTAL RETURN..  S - 14
PURCHASE AND REDEMPTION OF SHARES......  S - 15
DETERMINATION OF NET ASSET VALUE.......  S - 15
TAXES..................................  S - 16
PORTFOLIO TRANSACTIONS.................  S - 17
DESCRIPTION OF SHARES..................  S - 20
SHAREHOLDER LIABILITY..................  S - 20
LIMITATION OF TRUSTEES' LIABILITY......  S - 20
5% SHAREHOLDERS........................  S - 21
EXPERTS................................  S - 21
FINANCIAL STATEMENTS...................  S - 21
APPENDIX...............................   A - 1

February 28, 1996

THE FUND

This Statement of Additional Information relates only to the Clover Capital Equity Value Fund (the "Equity Value Portfolio") and Clover Capital Fixed Income Fund (the "Fixed Income Portfolio") (each a "Portfolio"). Each Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fixed Income Portfolio may invest in SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fixed Income Portfolio may invest in MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the top two categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the Fixed Income Portfolio may invest in securities secured by asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

The Fixed Income Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS ("REITs"), which pool investors' funds for investment in income producing commercial real estate or real estate related loans. REITs are generally classified as follows:

     - Equity REITs which invest the majority of their assets directly in real property and derive income primarily from rents. Equity REITs also may realize capital gains from the sale of appreciated property. Thus, the value of interests in Equity REITs may be affected by changes in the value of the underlying properties.

     - Mortgage REITs which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Mortgage REITs may be affected by the quality of any credit extended.

     - Hybrid REITs invest both in real property and real estate mortgages.

A REIT is not federally taxed on income distributed to shareholders if it complies with certain conditions. REITs that the Portfolio invests in could possibly fail to qualify for this tax free pass-through treatment of income. In addition, REITs are professionally managed and are dependent on the skills of their management. A shareholder in the Portfolio should realize that he or she will bear not only his or her proportionate share of Portfolio expenses, but also, indirectly, similar expenses of REITs that the Portfolio invests in.
REITs may also be subject to heavy cash flow dependency, defaults by borrowers and liquidation.

Certain of the investments of the Portfolios may include U.S. GOVERNMENT AGENCY SECURITIES. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., FNMA). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

Certain of the investments of the Portfolios may include BANKERS' ACCEPTANCES which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certain of the investments of the Portfolios may include CERTIFICATES OF DEPOSIT which are negotiable interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

Certain of the investments of the Portfolios may include TIME DEPOSITS which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposit, they earn a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Certain of the investments of the Portfolios may include COMMERCIAL PAPER INSTRUMENTS which are unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary generally from a few days to nine months.

The Fixed Income Portfolio may invest in VARIABLE OR FLOATING RATE INSTRUMENTS which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fixed Income Portfolio. The Adviser will monitor on an ongoing basis the earnings power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

REPURCHASE AGREEMENTS are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or a primary securities dealer, as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolios, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolios are treated as an unsecured creditor and are required to return the underlying security to the seller's estate.

The Fixed Income Portfolio may invest in U.S. DOLLAR DENOMINATED FIXED INCOME SECURITIES OF FOREIGN ISSUERS which are traded in the United States. In addition, the Equity Value Portfolio may invest in AMERICAN DEPOSITARY RECEIPTS. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fixed Income Portfolio may purchase OBLIGATIONS OF SUPRANATIONAL AGENCIES. Currently, the Portfolio only intends to invest in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

INVESTMENT COMPANY SHARES

Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

It is the position of the staff of the Securities and Exchange Commission (the "SEC") that certain non-governmental issuers of CMOs constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio which cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and a Portfolio may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts, provided that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that can invest in real estate or commodities, institutions that issue mortgages, real estate investment trusts that deal in real estate or interests therein pursuant to a Portfolio's investment objective and policies.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

In addition to the non-fundamental investment policies described elsewhere in the Prospectus and Statement of Additional Information, the following investment limitations are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

1. No Portfolio may write or purchase puts, calls, options or combinations thereof.

2. No Portfolio may invest in warrants except that the Equity Value Portfolio may invest in warrants and other rights to purchase common stocks in an amount not exceeding 5% of the Portfolio's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

3. No Portfolio may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of a portfolio's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

4. No Portfolio may invest more than 10% of the total assets in securities of issuers which together with any predecessors have a record of less than three years continuous operation.

5. To the extent a Portfolio is registered in the state of California and purchases securities of other investment companies, such purchases shall be limited to shares of money market open-end investment companies and the investment adviser will waive its fee on that portion of the Portfolio's assets placed in such money market open-end investment companies.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

The Fund and Clover Capital Management, Inc. have entered into an advisory agreement dated November 14, 1991 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For the fiscal period ended October 31, 1995, for the Equity Value Portfolio the Adviser was paid $238,624 and waived fees of $39,599 and for the Fixed Income Portfolio the Adviser was paid $0, waived fees of $68,168 and reimbursed expenses of $16,812. For the fiscal period ended October 31, 1994, for the Equity Value Portfolio the Adviser was paid $110,578 and waived fees of $30,260 and for the Fixed Income Portfolio the Adviser was paid $0, waived fees of $38,976 and reimbursed expenses of $17,918. For the fiscal period ended October 31, 1993, the Adviser was paid $50,664 and waived fees of $40,566 in respect of the Equity Value Portfolio and received $0, waived $47,308 in fees due it under the Advisory Agreement and reimbursed Portfolio expenses of $7,653 in respect of the Fixed income Portfolio.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to any Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement dated November 14, 1991 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party. For the fiscal periods ended October 31, 1995, 1994 and 1993, the Administrator received fees of $73,770, $50,000 and $50,000 for the Equity Value Portfolio and $49,962, $50,000 and $50,000 for the Fixed Income Portfolio, respectively.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement"). The Distributor will receive no compensation for distribution of shares of any Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Fund also serve as Trustees and/or officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-

1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS (DOB 06/03/20) - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994.
Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate,

Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

**1ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. United States SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).


JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.

___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.




                                                                                                      Total
                                                                                                      Compensation
                                                                                                      From Registrant
                                                                                                      and Fund
                             Aggregate Compensation       Pension or                                  Complex* Paid to
                             From Registrant for the      Retirement Benefits     Estimated           Trustees for the
                             Fiscal Year Ended            Accrued as Part of      Annual Benefits     Fiscal Year Ended
Name of Person, Position     October 31, 1995             Fund Expenses           Upon Retirement     October 31, 1995
=======================================================================================================================
John T. Cooney               $9,429.84                    N/A                     N/A                 $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
Frank E. Morris              $9,429.84                    N/A                     N/A                 $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
Robert Patterson             $9,429.84                    N/A                     N/A                 $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
Eugene B. Peters             $9,429.84                    N/A                     N/A                 $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.        $9,429.84                    N/A                     N/A                 $9,429.94 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq        $       0                    N/A                     N/A                 $0 for services
                                                                                                      on 1 board
-----------------------------------------------------------------------------------------------------------------------
Robert A. Nesher             $       0                    N/A                     N/A                 $0 for services
                                                                                                      on 1 board
=======================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1995, yields were 1.50% for the Equity Value Portfolio, and 5.89% for the Fixed Income Portfolio, respectively.

The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1995 and for the period from December 6, 1991 (commencement of operations) through October 31, 1995, the total return was 21.25% and 15.29% for the Equity Value Portfolio and 15.27% and 8.28% for the Fixed Income Portfolio, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Shares of each Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the "Code" and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Portfolio that such shareholder is not subject to backup withholding.

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Portfolios have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolios. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolios will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of a Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Portfolio. For the fiscal year ended October 31, 1995, the Equity Value and Fixed Income Portfolios directed no transactions to broker-dealers for research services. For the fiscal year ended October 31, 1994 the Equity Value Portfolio directed transactions amounting to $13,466,242 to broker-dealers for research services, and paid commissions of $40,782 on those transactions. For the fiscal year ended October 31, 1994, the Fixed Income Portfolio directed no transactions to broker-dealers for research services.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years October 31, 1993, 1994 and 1995, the Equity Value Fund paid the Distributor brokerage commissions in the aggregate amount of $1,134, $0 and $2,512. For the fiscal year ended October 31, 1995, the commission the Equity Value Fund paid to the Distributor represented 2% of the aggregate brokerage commissions which were paid on transactions that represented 55% of the aggregate dollar amount of transactions that incurred commissions paid by that Portfolio during such period. Aggregate brokerage commissions paid by the Equity Value Fund for the fiscal years ended October 31, 1993, 1994 and 1995 were $41,664, $46,917 and $136,995, respectively. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fixed Income Fund paid the Distributor brokerage commissions in the aggregate amount of $0, $0 and $411. For the fiscal year ended October 31, 1995, the commission the Fixed Income Fund paid to the Distributor represented 100% of the aggregate brokerage commissions which were paid on transactions that represented 42% of the aggregate dollar amount of transactions that incurred commissions paid by that Portfolio during such period. Aggregate brokerage commissions paid by the Fixed Income Fund for the fiscal years ended October 31, 1993, 1994 and 1995 were $0, $0 and $411, respectively.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolios' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended October 31, 1994 and 1995, the portfolio turnover rate for each of the Portfolios was as follows:


================================================
                           TURNOVER RATE

       PORTFOLIO
                   -----------------------------
                           1994     1995



Equity Value Portfolio     58.44%   84.76%
-------------------------------------------------
Fixed Income Portfolio     11.11%   35.84%
=================================================

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios.

Clover Capital Equity Value Fund.

None.

Clover Capital Fixed Income Fund.

Shareholder                     Number of Shares   %
-----------                     ----------------  --
Clover Capital Management Inc.       119,745.002    7.39%
Employee 401(k) Savings and
Deferred Profit Sharing Plan
11 Tobey Village Office Park
Pittsford, NY  14534

The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

Commercial paper rated A-1 by S&P is regarded by S&P as having the greatest capacity for timely payment. Ratings are further refined by the use of a plus sign to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1 reflect a "strong" degree of safety regarding timely payment.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of
Clover Capital Equity Value Fund and
Clover Capital Fixed Income Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund (two of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                         Market
                                                                          Value
CLOVER CAPITAL EQUITY VALUE FUND                                 Shares   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 73.7%
 AIR TRANSPORTATION -- 3.2%
  United Air Lines Par $0.01*...................................   9,400 $ 1,653
                                                                         -------
 BAKERY PRODUCTS -- 5.4%
  Interstate Bakeries...........................................  50,000   1,069
  United Biscuits Holdings ADR.................................. 400,000   1,724
                                                                         -------
                                                                           2,793
                                                                         -------
 CHEMICALS -- 2.6%
  Fuller H.B....................................................   5,000     158
  OM Group......................................................  40,000   1,160
                                                                         -------
                                                                           1,318
                                                                         -------
 COMMUNICATIONS EQUIPMENT -- 2.8%
  California Microwave*.........................................  65,000   1,430
                                                                         -------
 COMPUTERS & SERVICES -- 11.8%
  Gtech Holdings*...............................................  50,000   1,225
  Marcam*....................................................... 135,100   2,026
  Policy Management Systems*....................................  19,000     895
  Sungard Data Systems*.........................................  70,600   1,942
                                                                         -------
                                                                           6,088
                                                                         -------
 ELECTRICAL SERVICES -- 3.4%
  Sierra Pacific Resources......................................  75,000   1,753
                                                                         -------
 ENTERTAINMENT -- 5.7%
  King World Productions*.......................................  85,000   2,964
                                                                         -------
 MACHINERY -- 0.7%
  Binks Manufacturing...........................................  15,104     372
                                                                         -------
 MEDICAL PRODUCTS & SERVICES -- 12.4%
  Caremark International........................................ 155,000   3,197
  Horizon/CMS Healthcare*.......................................  53,970   1,094
  Salick Health Care*...........................................  27,500   1,000
  Tenet Healthcare*.............................................  61,000   1,090
                                                                         -------
                                                                           6,381
                                                                         -------
 MISCELLANEOUS BUSINESS SERVICES -- 1.7%
  Advo Systems..................................................  16,400     418
  Ideon Group...................................................  50,000     444
                                                                         -------
                                                                             862
                                                                         -------
 PHARMACEUTICALS -- 1.0%
  Mallinckrodt Group............................................  15,000     521
                                                                         -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                              Shares/Face Market
                                                                Amount     Value
CLOVER CAPITAL EQUITY VALUE FUND (Continued)                     (000)     (000)
---------------------------------------------------------------------------------
COMMON STOCK (Concluded)
 PRINTING & PUBLISHING -- 1.8%
  American Greetings.........................................    30,000   $   945
                                                                          -------
 RETAIL -- 13.9%
  Cash America International.................................   125,000       641
  Kroger*....................................................    50,000     1,669
  Melville...................................................    60,000     1,918
  Pier 1 Imports.............................................    89,250       859
  Service Merchandise*.......................................   200,000     1,075
  TJX........................................................    75,000     1,013
                                                                          -------
                                                                            7,175
                                                                          -------
 RUBBER & PLASTIC -- 3.2%
  Hanna (M.A.)...............................................    65,000     1,666
                                                                          -------
 SEMI-CONDUCTORS/INSTRUMENTS -- 4.1%
  Amphenol*..................................................    75,000     1,622
  IEC Electronics*...........................................    54,500       497
                                                                          -------
                                                                            2,119
                                                                          -------
TOTAL COMMON STOCK (Cost $34,051,501)........................              38,040
                                                                          -------
U. S. GOVERNMENT FLOATING RATE AGENCIES -- 6.7%
 FHLB
  4.373%, 02/14/97 (coupon indexed to the one month 11th Dis-
   trict COFI minus .76%) (A)................................   $ 1,000       975
  5.740%, 02/14/97 (coupon indexed to the three month T-bill
   plus .15%) (A)............................................     1,000       998
 FNMA
  5.55%, 06/02/99 (A)........................................     1,500     1,485
                                                                          -------
TOTAL U. S. GOVERNMENT FLOATING RATE AGENCIES
 (Cost $3,466,408)...........................................               3,458
                                                                          -------
REAL ESTATE INVESTMENT TRUST -- 4.3%
 Manufactured Home Communities...............................        75     1,238
 Meditrust...................................................         9       312
 Storage Equities Pfd Convertible to 1.6835 shares...........        22       670
                                                                          -------
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,045,000).........               2,220
                                                                          -------
CORPORATE OBLIGATIONS -- 2.8%
 Canandiagua Wine
  8.750%, 12/15/03...........................................       500       498
 Service Merchandise Callable 12/15/97 @ 104.50
  9.000%, 12/15/04...........................................     1,163       947
                                                                          -------
TOTAL CORPORATE OBLIGATIONS (Cost $1,449,174)................               1,445
                                                                          -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                Face   Market
                                                               Amount   Value
CLOVER CAPITAL EQUITY VALUE FUND (Concluded)                    (000)   (000)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 2.1%
 Meditrust Convertible to 27.6396 Shares per 1,000
  7.500%, 03/01/01............................................ $   600 $   608
 Pier 1 Imports Convertible to 87.4891 Shares per 1,000
  6.875%, 04/01/02............................................     463     472
                                                                       -------
TOTAL CONVERTIBLE BONDS (Cost $1,008,777).....................           1,080
                                                                       -------
U. S. TREASURY OBLIGATIONS -- 1.9%
 U. S. Treasury Bill
  11/24/95....................................................   1,000     997
                                                                       -------
TOTAL U. S. TREASURY OBLIGATIONS
 (Cost $996,576)..............................................             997
                                                                       -------
REPURCHASE AGREEMENT -- 11.0%
 Lehman Securities 5.54%, dated 10/31/95, matures 11/01/95,
  repurchase price $5,691,288.33 (collateralized by U.S.
  Treasury Note, par value $5,630,395, 7.50%, matures
  01/31/97: market value $5,860,888.72).......................           5,691
                                                                       -------
TOTAL REPURCHASE AGREEMENT (Cost $5,691,288)..................           5,691
                                                                       -------
TOTAL INVESTMENTS -- 102.5% (Cost $48,708,724)................          52,931
                                                                       -------
OTHER ASSETS AND LIABILITIES -- (2.5%)
 Other Assets and Liabilities, Net............................          (1,284)
                                                                       -------
NET ASSETS:
 Portfolio shares (unlimited authorization--no par value)
  based on 3,377,737 outstanding shares of beneficial
  interest....................................................          43,080
 Undistributed net investment income..........................              97
 Accumulated net realized gain on investments.................           4,248
 Net unrealized appreciation on investments...................           4,222
                                                                       -------
TOTAL NET ASSETS: -- 100.0%...................................         $51,647
                                                                       =======
 Net Asset Value, Offering Price and Redemption Price Per
  Share.......................................................         $ 15.29
                                                                       =======

*Non-income producing security
ADR--American Depository Receipt
FHLB--Federal Home Loan Bank
FNMA--Federal National Mortgage Association
(A) Variable rate security -- The rate reflected on the Statement of Net Assets is the rate in effect at October 31, 1995.

    The accompanying notes are an integral part of the financial statments.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                  Face  Market
                                                                 Amount  Value
CLOVER CAPITAL FIXED INCOME FUND                                 (000)   (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 38.3%
 Bass America
  6.750%, 08/01/99..............................................  $450  $   457
 Canandiagua Wine
  8.750%, 12/15/03..............................................   600      599
 Commonwealth Edison
  5.750%, 11/01/96..............................................   400      399
 CSX
  8.400%, 08/01/96..............................................   250      254
 Dayton Hudson
  7.500%, 03/01/99..............................................   500      516
 Florida Power & Light
  5.500%, 07/01/99..............................................   500      492
 General Motors Acceptance
  7.750%, 01/15/99..............................................   400      417
 Grand Metro Investment
  6.500%, 09/15/99..............................................   250      253
 Masco
  9.000%, 04/15/96..............................................   300      304
  6.125%, 09/15/03..............................................   200      192
 Mattel
  6.750%, 05/15/00..............................................   350      354
 Northern Illinois Gas
  5.875%, 05/01/00..............................................   400      393
 Private Export Funding
  6.620%, 10/01/05..............................................   250      254
 Service Merchandise
  9.000%, 12/15/04 callable 12/15/97 @ 104.50...................   600      488
 Union Electric
  5.500%, 03/01/97..............................................   250      248
                                                                        -------
TOTAL CORPORATE OBLIGATIONS (Cost $5,565,520)...................          5,620
                                                                        -------
U. S. TREASURY OBLIGATIONS -- 29.4%
 U. S. Treasury Bonds
  9.375%, 02/15/06..............................................   400      500
  7.500%, 11/15/16..............................................   550      619
  8.000%, 11/15/21..............................................   250      299
 U. S. Treasury Notes
  6.875%, 07/31/99..............................................   500      518
  7.500%, 10/31/99..............................................   250      265
  7.500%, 11/15/01..............................................   500      541
  7.500%, 05/15/02..............................................   500      543
  7.250%, 05/15/04..............................................   650      703
  7.500%, 02/15/05..............................................   300      331
                                                                        -------
TOTAL U. S. TREASURY OBLIGATIONS (Cost $4,061,639)..............          4,319
                                                                        -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                  Face  Market
                                                                 Amount  Value
CLOVER CAPITAL FIXED INCOME FUND (Continued)                     (000)   (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
 FHLB
  4.373%, 02/14/97 (coupon indexed to the one month 11th
   District COFI minus .76%) (A)................................  $250  $   244
 FHLMC CMO Pool #1546-H
  7.000%, 12/15/22..............................................   390      387
 FHLMC Pool #252641
  8.000%, 07/01/07..............................................   115      117
 FHLMC Pool #277449
  8.500%, 09/01/09..............................................   108      112
 FNMA CMO-Remic 1993-95 Pe
  6.500%, 10/25/07..............................................   750      750
 FNMA MTN
  6.250%, 01/14/04..............................................   250      243
 FNMA Pool #G93-21-Remic
  6.600%, 11/25/07..............................................   184      181
 GNMA Pool #013125
  8.000%, 10/15/06..............................................    43       45
 GNMA Pool #187899
  8.000%, 05/15/17..............................................   293      302
 GNMA Pool #196477
  10.000%, 04/15/10.............................................   141      151
 GNMA Pool #202886
  8.000%, 03/15/17..............................................   293      302
 GNMA Pool #221235
  8.500%, 07/15/17..............................................   103      107
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,932,775)......          2,941
                                                                        -------
CONVERTIBLE BONDS -- 6.0%
 Meditrust Convertible to 27.6396 Shares
  7.500%, 03/01/01..............................................   570      577
 Pier 1 Imports Convertible to 83.33 Shares
  6.875%, 04/01/02..............................................   300      306
                                                                        -------
TOTAL CONVERTIBLE BONDS (Cost $870,725).........................            883
                                                                        -------
REPURCHASE AGREEMENT -- 5.5%
 Lehman Brothers Securities 5.54% dated 10/31/95, matures
  11/01/95, repurchase price $810,309.12 (collateralized by U.S.
  Treasury Note, par value $818,927.31, 6.625%, matures
  03/31/97: market value $834,456.33)...........................            810
                                                                        -------
TOTAL REPURCHASE AGREEMENT (Cost $810,309)......................            810
                                                                        -------
TOTAL INVESTMENTS -- 99.2% (Cost $14,240,968)...................         14,573
                                                                        -------
OTHER ASSETS AND LIABILITIES -- 0.8%
 Other Assets and Liabilities, Net..............................            112
                                                                        -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                  Face  Market
                                                                 Amount  Value
CLOVER CAPITAL FIXED INCOME FUND (Concluded)                     (000)   (000)
-------------------------------------------------------------------------------
NET ASSETS:
 Portfolio shares (unlimited authorization -- no par value)
  based on 1,484,660 outstanding shares of beneficial interest..        $14,277
 Accumulated net realized gain on investments...................             76
 Net unrealized appreciation on investments.....................            332
                                                                        -------
TOTAL NET ASSETS: (100.0%)......................................        $14,685
                                                                        -------
 Net Asset Value, Offering Price and Redemption Price Per
  Share.........................................................        $  9.89
                                                                        =======

CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
(A) Variable rate securities -- The rate reflected on the Statement of Net Assets is the rate in effect as of October 31, 1995.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the year ending October 31, 1995

                                                   CLOVER CAPITAL CLOVER CAPITAL
                                                    EQUITY VALUE   FIXED INCOME
                                                        FUND           FUND
                                                   -------------- --------------
                                                      11/01/94       11/01/94
                                                    TO 10/31/95    TO 10/31/95
                                                       (000)          (000)
--------------------------------------------------------------------------------
Investment Income:
 Dividend Income.................................      $  459         $  --
 Interest Income.................................         641            791
--------------------------------------------------------------------------------
  Total Investment Income........................       1,100            791
--------------------------------------------------------------------------------
Expenses:
 Administrator Fees..............................          74             50
 Investment Advisory Fees........................         278             51
 Investment Advisory Fee Waiver..................         (40)           (51)
 Contributions by Adviser........................        --              (17)
 Custodian Fees..................................           6              5
 Transfer Agent Fees.............................          42             18
 Professional Fees...............................          23             17
 Trustee Fees....................................           4              3
 Registration Fees...............................          12              6
 Printing Fees...................................           7              5
 Pricing Fees....................................           2              1
 Insurance and Other Fees........................           2              1
 Amortization of Deferred Organizational Costs...           4              3
--------------------------------------------------------------------------------
  Total Expenses.................................         414             92
--------------------------------------------------------------------------------
   Net Investment Income.........................         686            699
--------------------------------------------------------------------------------
 Net Realized Gain from Securities Sold..........       4,206             76
 Net Unrealized Appreciation of Investment Secu-
  rities.........................................       1,800            823
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Invest-
   ments.........................................       6,006            899
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Opera-
  tions..........................................      $6,692         $1,598
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the year ending October 31, 1995

                                    CLOVER CAPITAL          CLOVER CAPITAL
                                     EQUITY VALUE            FIXED INCOME
                                         FUND                    FUND
                                ----------------------- -----------------------
                                 11/01/94    11/01/93    11/01/94    11/01/93
                                TO 10/31/95 TO 10/31/94 TO 10/31/95 TO 10/31/94
                                   (000)       (000)       (000)       (000)
-------------------------------------------------------------------------------
Investment Activities:
 Net Investment Income.........   $   686     $   135     $   699     $   509
 Net Realized Gain on
  Securities Sold..............     4,206       1,834          76          13
 Net Unrealized Appreciation
  (Depreciation) of Investment
  Securities...................     1,800       1,199         823        (824)
-------------------------------------------------------------------------------
  Net Increase (Decrease) in
   Net Assets Resulting from
   Operations..................     6,692       3,168       1,598        (302)
-------------------------------------------------------------------------------
Distributions to Shareholders:
 Net Investment Income.........      (602)       (127)       (696)       (513)
 Capital Gains.................    (1,755)       (266)        (24)       (568)
-------------------------------------------------------------------------------
  Total Distributions..........    (2,357)       (393)       (720)     (1,081)
-------------------------------------------------------------------------------
Capital Share Transactions:
 Shares Issued.................    23,522       8,392       5,633       4,034
 Shares Issued in Lieu of Cash
  Distributions................     2,339         393         588       1,010
 Shares Redeemed...............    (3,798)     (1,381)     (2,176)     (1,865)
-------------------------------------------------------------------------------
 Increase in Net Assets Derived
  from Capital Share
  Transactions.................    22,063       7,404       4,045       3,179
-------------------------------------------------------------------------------
  Total Increase in Net As-
   sets........................    26,398      10,179       4,923       1,796
-------------------------------------------------------------------------------
Net Assets:
 Beginning of Period...........    25,249      15,070       9,762       7,966
-------------------------------------------------------------------------------
 End of Period.................   $51,647     $25,249     $14,685     $ 9,762
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Shares Issued and Redeemed:
  Shares Issued................     1,618         653         583         419
  Issued in Lieu of Cash
   Distributions...............       179          32          62         104
  Redeemed.....................      (257)       (109)       (228)       (189)
-------------------------------------------------------------------------------
 Net Increase in Share
  Transactions.................     1,540         576         417         334
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period

            NET                                                              NET
           ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS   ASSET
           VALUE      NET       UNREALIZED      FROM NET        FROM        VALUE
         BEGINNING INVESTMENT GAINS OR LOSSES  INVESTMENT      CAPITAL       END
         OF PERIOD   INCOME    ON SECURITIES     INCOME         GAINS     OF PERIOD
-----------------------------------------------------------------------------------
CLOVER CAPITAL EQUITY VALUE FUND
--------------------------------
 1995     $13.74      0.24          2.46          (0.22)        (0.93)     $15.29
 1994     $11.94      0.08          2.01          (0.08)        (0.21)     $13.74
 1993     $10.45      0.10          1.54          (0.10)        (0.05)     $11.94
 1992(1)  $10.00      0.10          0.44          (0.09)          --       $10.45
CLOVER CAPITAL FIXED INCOME FUND
--------------------------------
 1995     $ 9.14      0.58          0.77          (0.58)        (0.02)     $ 9.89
 1994     $10.85      0.57         (0.92)         (0.57)        (0.79)     $ 9.14
 1993     $10.23      0.61          0.72          (0.61)        (0.10)     $10.85
 1992(1)  $10.00      0.56          0.23          (0.56)          --       $10.23

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                              RATIO
                                               RATIO          OF NET
                                            OF EXPENSES   INCOME (LOSS)
             NET                  RATIO      TO AVERAGE     TO AVERAGE
           ASSETS      RATIO      OF NET     NET ASSETS     NET ASSETS
             END    OF EXPENSES   INCOME     (EXCLUDING     (EXCLUDING   PORTFOLIO
  TOTAL   OF PERIOD TO AVERAGE  TO AVERAGE  WAIVERS AND    WAIVERS AND   TURNOVER
 RETURN     (000)   NET ASSETS  NET ASSETS CONTRIBUTIONS) CONTRIBUTIONS)   RATE
----------------------------------------------------------------------------------
 21.25 %   $51,647     1.10%      1.82%        1.20%          1.72%        84.76%
 17.80 %    25,249     1.14%      0.71%        1.30%          0.55%        58.44%
 15.83 %    15,070     1.18%      0.89%        1.51%          0.56%        82.51%
  5.94 %*    9,005     1.20%*     1.15%*       2.09%*         0.26%*       31.00%
 15.27 %   $14,685     0.80%      6.13%        1.40%          5.53%        35.84%
 (3.54)%     9,762     0.80%      5.88%        1.46%          5.22%        11.11%
 13.40 %     7,966     0.78%      5.62%        1.29%          5.11%        68.61%
  9.05 %*    8,982     0.80%*     6.28%*       1.76%*         5.32%*      113.00%

(1) The Clover Capital Fixed Income Fund and the Clover Capital Equity Value Fund commenced operations on December 6, 1991.
*  Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND

October 31, 1995
1. Organization:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements included herein present those of the Clover Capital Equity Value Fund and the Clover Capital Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

  Security Valuation -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

  Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

  Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

  Other -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  Distributions from net investment income are declared quarterly and paid to Shareholders on a quarterly basis for the Equity Value Fund and declared daily and paid monthly for the Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

  Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

3. Organization Costs and Transactions with Affiliates:

The Clover Capital Equity Value Fund and the Clover Capital Fixed Income Fund incurred organization costs of approximately $15,000 and $14,000 respectively. These costs have been capitalized by the funds and are being amortized over sixty months commencing with operations. In the event of the initial shares of the fund redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $7,000 per fund for organizational work performed by a law firm of which an officer of the fund is a partner.

Certain officers and trustees of the Trust are also officers of the Administrator and/or SENGI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee of .20% of the average daily net assets of each of the Funds. There is a minimum annual fee of $50,000 per Fund payable to the Administrator for services rendered to the Funds under the Administration Agreement.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995
5. Investment Advisory and Custodian Agreements:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .74% of the average daily net assets of the Equity Value Fund and .45% of the average daily net assets of the Fixed Income Fund. The Adviser has voluntarily agreed for an indefinite period of time, to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Equity Value Fund. Operating expenses for the Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 1995, are as follows:

                                                       EQUITY VALUE FIXED INCOME
                                                           FUND         FUND
                                                          (000)        (000)
                                                       ------------ ------------
Purchases
 Government...........................................   $   997       $2,818
 Other................................................    40,001        3,808
Sales
 Government...........................................   $     0       $  625
 Other................................................    24,985        3,045

At October 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 1995, is as follows:

                                                       EQUITY VALUE FIXED INCOME
                                                           FUND         FUND
                                                          (000)        (000)
                                                       ------------ ------------
Aggregate gross unrealized appreciation...............   $ 5,671        $382
Aggregate gross unrealized depreciation...............    (1,449)        (50)
                                                         -------        ----
Net unrealized appreciation...........................   $ 4,222        $332
                                                         =======        ====

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

7. Concentration of Credit Risk:

The Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's) or Standard & Poor's Corporation ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at October 31, 1995 is as follows:

                            S&P                        MOODY'S
                     -------------------        ---------------------
   Bonds:            AAA           55.7%         Aaa            57.4%
                      AA            7.8%          Aa             2.7%
                       A           13.8%           A            18.2%
                     BBB           11.9%         Baa            12.6%
                       B            9.6%           B             9.1%
                      NR            1.2%
                                  ------                       ------
                                  100.0%                       100.0%

                        THE ADVISORS' INNER CIRCLE FUND

                              INVESTMENT ADVISER:
                                ARONSON+PARTNERS


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the A+P Large-Cap Value Fund (the "Portfolio"), which is an equity mutual fund and a separate series of the Fund.

                            A+P LARGE-CAP VALUE FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    February 28, 1996

                                    SUMMARY


The following summary provides basic information about the A+P Large-Cap Value Fund (the "Portfolio"), formerly the A+F Large-Cap Fund. The Portfolio is one of the funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES? The Portfolio seeks total return. Under normal circumstances, the Portfolio intends to be as fully invested as possible, and will invest at least 65% of its assets in the common stocks of companies with large capitalizations (i.e., those with market capitalizations in excess of $2.0 billion) that are included in the Russell 1000(R) Index and which are deemed by Aronson+Partners (the "Adviser"), the Portfolio's investment adviser, to be relatively undervalued based on various measures such as price/earnings and price/book ratios. The Adviser will attempt to manage the Portfolio so that the Portfolio's total return exceeds the total return of the Russell 1000(R) Value Index. Any remaining assets may be invested in stocks of companies with market capitalizations less than $2.0 billion or that are not included in the Russell 1000(R) Index; American Depositary Receipts; Standard & Poor's Depositary Receipts; convertible securities' and options, futures, warrants and other derivative instruments.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The investment policies of the Portfolio entail certain risks and considerations of which investors should be aware. The Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate. In addition, risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions which may be imposed by an exchange and government regulations which may restrict trading.

For more information about the Portfolio, see "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? Aronson+Partners (formerly Aronson+Fogler), serves as the investment adviser to the Portfolio. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent of the Portfolio. See "The Administrator."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as the distributor of the Fund's shares. See "The Distributor."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

IS THERE A SALES LOAD? No, shares of the Portfolio are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The Portfolio has a minimum initial investment of $1 million.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment prior to 4:00 p.m., Eastern time. To open an account by wire, you must first call 1-800-808-4921. Redemption orders received by the Transfer
         -----
Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of dividends to shareholders of record on the last Business Day of each quarter. Any capital gain is distributed at the end of the fiscal year. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                      A+P LARGE-CAP
                                                         VALUE FUND
-------------------------------------------------------------------
Sales Load Imposed on Purchases                                None
Sales Load Imposed on Reinvested Dividends                     None
Deferred Sales Load                                            None
Redemption Fees (1)                                            None
Exchange Fees                                                  None
-------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.



ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)               A+P LARGE-CAP
                                                         VALUE FUND
-------------------------------------------------------------------
Advisory Fees (after fee waivers)                              .40%
                                                               ====
12b-1 Fees                                                     None
Other Expenses                                                 .32%
                                                               ====
-------------------------------------------------------------------
Total Operating Expenses (after fee waivers)                   .72%
                                                               ====
-------------------------------------------------------------------


EXAMPLE

-------------------------------------------------------------------
                                 1 year  3 years  5 years  10 years
-------------------------------------------------------------------
An investor in the Portfolio
would pay the following expenses
on a $1,000 investment assuming
(1) 5% annual return, and (2)
redemption at the end of each
time period:                      $8      $24      $42      $93
                                 ===     ====     ====     ====
-------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                                THE A+P LARGE-CAP VALUE FUND


The following information on the A+P Large-Cap Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Portfolio's financial statements as of October 31, 1995 included in the Portfolio's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Portfolio's audited financial statements and notes thereto. Additional performance information is set forth in the Annual Report to Shareholders and is available without change by calling 1-800-932-7781.

For a Share Outstanding Throughout the Period


                                                          A + P LARGE-CAP FUND

                                                        11/1/94    11/12/93(1)
                                                          TO          TO
                                                        10/31/95    10/31/94
                                                         (000)       (000)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $9.96      $10.00
                                                          =====
------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income............................     0.21        0.21
     Net Realized and Unrealized Gain
     (Loss) on Investments..                               2.48       (0.05)
                                                           ====
------------------------------------------------------------------------------
Total From Investment Operations......................     2.69        0.16
                                                           ====
------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income..................    (0.21)      (0.20)
Distributions From Capital Gains......................       --        0.00
                                                          =====
------------------------------------------------------------------------------
          Total Distributions.........................    (0.21)      (0.20)
                                                          =====
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................   $12.44       $9.96
                                                         ======
------------------------------------------------------------------------------
TOTAL RETURN..........................................    27.31%       1.63%+
                                                          ======
------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000).......................   $54,661    $40,592
                                                         =======
Ratio Of Expenses To Average Net Assets...............     0.72%       0.70%*
                                                           =====
Ratio Of Expenses To Average Net Assets
     (Excluding Waivers)..............................     0.72%       0.80%*
                                                           =====
Ratio Of Net Income To Average
     Net Assets.......................................     1.96%       2.13%*
                                                           =====
Ratio Of Net Income (Loss) to Average Net
     Assets (Excluding Waivers).......................     1.96%       2.03%*
                                                           =====
Portfolio Turnover Rate...............................   126.47%      79.23%
                                                         =======
==============================================================================

*   Annualized

(+) Total Return is cumulative since inception.
(1) The A+P Large-Cap Value Fund, formerly A+F Large-Cap Fund, commenced operations on November 12, 1993.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of diversified mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's A+P Large-Cap Value Fund (the "Portfolio").

INVESTMENT OBJECTIVE AND POLICIES

The Portfolio seeks total return. There can be no assurance that the Portfolio will be able to achieve this investment objective.

Under normal circumstances, the Portfolio intends to be as fully invested as possible, and will invest at least 65% of its assets in the common stocks of companies with large capitalizations (i.e., those with market capitalizations in excess of $2.0 billion) that are included in the Russell 1000(R) Index and which are deemed by Aronson+Partners (the "Adviser"), the Portfolio's investment adviser, to be relatively undervalued based on various measures such as price/earnings and price/book ratios. The Adviser will attempt to manage the Portfolio so that the Portfolio's total return exceeds the total return of the Russell 1000(R) Value Index. The Adviser also intends to invest in each economic sector of the U.S. economy so that the Portfolio's holdings will generally align with the economic sector weights reflected in the Russell 1000(R) Value Index.

The Russell 1000(R) Index is an equity market capitalization weighted index available from Frank Russell Company, which consists of common stocks of most of the 1,000 largest companies in terms of the aggregate market value of their outstanding stock as measured by the market price per share multiplied by the number of shares outstanding. The Russell 1000(R) Value Index is a subset of the broader Russell 1000(R) Index, consisting of securities in the Russell 1000(R) Index considered by Frank Russell Company to have a less-than-average growth orientation. Securities in the Russell 1000(R) Value Index tend to exhibit lower price/earnings and price/book ratios, higher dividend yields and lower forecasted growth values. The Portfolio is neither sponsored by nor affiliated with Frank Russell Company.

Any remaining assets of the Portfolio will be invested in stocks of companies with market capitalizations less than $2.0 billion or that are not included in the Russell 1000(R) Index; stocks of non-U.S. companies that are traded in the form of American Depositary Receipts ("ADRs"); interests in common stocks constituting the Standard & Poor's 500 Composite Stock Price Index that are traded in the form of Standard & Poor's Depositary Receipts ("SPDRs"); convertible securities; and options, options on futures contracts, futures contracts, warrants, and other derivative instruments designed to permit the Portfolio to achieve returns based on the movement of broad equity market indices. The aggregate value of the Portfolio's option positions may not exceed 10% of its net assets as of the time the Portfolio enters into such options. The Portfolio may engage in securities lending. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

The Portfolio may invest a portion of its assets in cash and investments in money market instruments in order to maintain liquidity, or if the Adviser determines that securities meeting the Portfolio's investment objective and policies are not readily available for purchase. Money market instruments consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings & loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

INVESTMENT RISKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities will cause the net asset value of the Portfolio to fluctuate, and the Portfolio's shares, consequently, will fluctuate in value. Accordingly, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of short-term fluctuations. In addition, risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions which may be imposed by an exchange, government regulations which may restrict trading, an imperfect correlation between the prices of securities held by the Portfolio and the price of an option or future.

For additional information regarding risks and permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objectives and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (1) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

  Aronson+Partners is a professional investment management firm and registered investment adviser that has been in business since 1984. The general partners of the Adviser are Theodore R. Aronson, James S. Lobb, Martha E. Ortiz and Kevin M. Johnson. As of December 31, 1995, the Adviser had discretionary management authority with respect to approximately $660 million of assets, of which approximately $657 million was invested in equity securities. In addition to advising the Portfolio, the Adviser provides advisory services to pension plans, endowments, foundations, trusts and estates. The principal business address of the Adviser is 230 South
Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

  Theodore R. Aronson, has managed the Portfolio since its inception. He has been a portfolio manager and partner of the Adviser since co-founding it in 1984.

The Adviser serves as the Portfolio's investment adviser under an investment advisory agreement (the "Advisory Agreement"), pursuant to which the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Trustees of the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .40% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the

Portfolio in order to limit total operating expenses of the Portfolio to an annual rate of .75% of its average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and any reimbursement at any time. For the fiscal year ended October 31, 1995, the Adviser received fees for services to the Portfolio equal to .40% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate equal to the higher of (i)
$75,000, or (ii) .20% of the Portfolio's average daily net assets up to $100 million, .15% on the next $100 million and .10% on assets in excess of $200 million.

The Administrator also serves as shareholder servicing agent for the Portfolio under a shareholder servicing agreement with the Fund.

THE TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Portfolio directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolio may be made on any Business Day. Shares of the Portfolio are only offered to residents of states in which the shares are eligible for purchase. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Portfolio's public offering price.

The minimum initial investment in the Portfolio is $1 million and subsequent purchases must be at least $10,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend and/or capital gain reinvestment. No minimum purchase amount applies to accounts established for persons who have other existing investment accounts under management with the Adviser, for immediate family members of such persons, for employees of the Adviser, or for immediate family members of such employees.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the A+P Large-Cap Value Fund) for $1 million or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further Credit:
A+P Large-Cap Value Fund. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

Shares of the Portfolio may be purchased in exchange for securities included in the Portfolio subject to the Adviser's or the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered by the shareholder to the Fund upon receipt from the issuer. The Adviser or the Administrator will not accept securities in exchange for shares of the Portfolio unless (1) there is available an independent current market price for such securities, (2) such transaction is consistent with the Portfolio's policy and (3) no brokerage commission, fee or other remuneration is paid in connection with the transaction.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take 15 or more days. Shareholders may not close their accounts by telephone.

It is currently the Fund's policy to pay for all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from the Portfolio during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net assets.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or Automated Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the

Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of business of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day. The Portfolio will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities process, yield features, call features, ratings and developments related to a specific security.

PERFORMANCE

From time to time, the Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO:

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular state.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

THE FUND

The Fund, an open-end investment management company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of units of beneficial interest ("shares"). All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organizational expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses.

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all portfolios of the Fund will be voted on only by the affected portfolios. All portfolios will vote together in matters affecting the Fund generally, such as election of Trustees or selection of accountants. As a Massachusetts business trust, the Fund is not required, and does not intend, to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.
In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semi-annually and audited financial statements annually. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781. Purchases and redemptions of shares should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of quarterly dividends. If any capital gain is realized, substantially all of it will be distributed by the Portfolio at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618,
Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain permitted investments for the
Portfolio:

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCE - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues typically vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES - Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), convertible securities and "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs). See elsewhere in this "Description of Permitted Investments and Risk Factors" for discussions of these various instruments, and see "Investment Objective and Policies" for more information about any investment policies and limitations applicable to their use.

FUTURES AND OPTIONS ON FUTURES -- Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the
                    ---- ----
value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.



There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

OPTIONS - A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

SECURITIES LENDING - In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS") - An interest in a unit investment trust holding a portfolio of securities linked to the S&P Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that constitutes the S&P Index. For further information regarding the Portfolio's investment in SPDRs, see the Statement of Additional Information.

TIME DEPOSIT - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

    U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

WARRANTS - Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

                               TABLE OF CONTENTS


SUMMARY..........................................................   2
EXPENSE SUMMARY..................................................   4
THE FUND AND THE PORTFOLIO.......................................   6
INVESTMENT OBJECTIVE AND POLICIES................................   6
INVESTMENT LIMITATIONS...........................................   7
THE ADVISER......................................................   8
THE ADMINISTRATOR................................................   9
THE TRANSFER AGENT...............................................   9
THE DISTRIBUTOR..................................................   9
PURCHASE AND REDEMPTION OF SHARES................................   9
PERFORMANCE......................................................  12
TAXES............................................................  13
GENERAL INFORMATION..............................................  15
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS............  17

FUND:
THE ADVISORS' INNER CIRCLE FUND



PORTFOLIO:
A+P LARGE-CAP VALUE FUND



ADVISER:
ARONSON+PARTNERS



DISTRIBUTOR:
SEI FINANCIAL SERVICES COMPANY



ADMINISTRATOR:
SEI FINANCIAL MANAGEMENT CORPORATION



LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP
                        ===


INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN LLP



FEBRUARY 28, 1996

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                   PORTFOLIO:
                            A+P LARGE-CAP VALUE FUND

                              INVESTMENT ADVISER:
                                ARONSON+PARTNERS

This Statement of Additional Information is not a prospectus and relates only to the A+P Large-Cap Value Fund, formerly the A+F Large-Cap Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of the Advisors' Inner Circle Fund (the "Fund") and the Portfolio and should be read in conjunction with the Portfolio's Prospectus dated February 28, 1996. The Prospectus for the Portfolio may be obtained by calling 1-800-932-7781.

                                                               TABLE OF CONTENTS

THE FUND...........................................................   S - 2
DESCRIPTION OF PERMITTED INVESTMENTS...............................   S - 2
INVESTMENT LIMITATIONS.............................................   S - 9
THE ADVISER........................................................  S - 11
THE ADMINISTRATOR..................................................  S - 12
THE DISTRIBUTOR....................................................  S - 13
TRUSTEES AND OFFICERS OF THE FUND..................................  S - 13
COMPUTATION OF YIELD AND TOTAL RETURN..............................  S - 16
PURCHASE AND REDEMPTION OF SHARES..................................  S - 17
DETERMINATION OF NET ASSET VALUE...................................  S - 17
TAXES..............................................................  S - 17
PORTFOLIO TRANSACTIONS.............................................  S - 19
DESCRIPTION OF SHARES..............................................  S - 20
SHAREHOLDER LIABILITY..............................................  S - 21
LIMITATION OF TRUSTEES' LIABILITY..................................  S - 21
5% SHAREHOLDERS....................................................  S - 21
EXPERTS............................................................  S - 22
FINANCIAL STATEMENTS...............................................  S - 22
APPENDIX...........................................................   S - 1



February 28, 1996

THE FUND

This Statement of Additional Information relates only to the Fund's A+P Large-Cap Value Fund (the "Portfolio"). The Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Fund") an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of units of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS

The Portfolio may invest in American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES

The Portfolio may enter into futures contracts on securities indices. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. Futures contracts are traded in the United States only on commodities exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodities Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial futures margin and options premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Portfolio's net assets.

Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Portfolio. Closing out a futures contract sale (purchase) is effected by purchasing (selling) a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain; if the offsetting purchase price exceeds the initial sale price, the seller realizes a loss. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain; if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

When the Portfolio purchases or sells a futures contract, it does not pay or receive the purchase price; instead, the Portfolio is required to deposit an "initial margin" in the form of cash and/or U.S. Government securities with the custodian in a segregated account in the name of the futures broker. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Portfolio to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs, and closing transactions involve additional commission costs.

Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Final determinations of variation margin are made when the Portfolio enters into a closing transaction.

The Portfolio may also enter into written options on Securities Index futures contracts. The Portfolio may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Portfolio may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See the section titled "Options" below.

The Portfolio holding or writing an option on futures may terminate its position by selling or purchasing an offsetting option. There can be no guarantee that such closing transactions will be available.

The Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts pursuant to brokers' requirements similar to those described above.

Transactions using futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with the Securities and Exchange Commission (the "SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Successful use of securities' futures contracts by the Portfolio is subject to the ability of Aronson+Partners, the Portfolio's investment adviser (the "Adviser"), to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

The purchase of options on futures contracts involves less risk to the Portfolio than does the purchase or sale of futures contracts, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the purchase or sale of the futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks, described below under "Options," involved in the writing of options on securities.

There can be no assurance that higher-than-anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing the liquidation of unfavorable positions.

If the Portfolio were unable to liquidate a futures contract or option thereon due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

To reduce or eliminate a hedge position it holds, the Portfolio may seek to close out that position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. There can be no assurance that such a market does or will continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain contracts or options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

OPTIONS

The Portfolio may trade put and call options on stocks and stock indices to a limited extent, as the Adviser determines is appropriate in seeking to meet the Portfolio's investment objective.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is a sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Portfolio may buy protective put options. A put option gives the purchaser (the Portfolio) the right to sell, and imposes on the writer the obligation to buy, the underlying security at the exercise price during the option period.
The advantage to the Portfolio of buying the protective put is that if the price of the stock falls during the option period, the Portfolio may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Portfolio will have paid a premium for the put, which will expire unexercised.

The Portfolio may buy fiduciary call options. A call option gives the purchaser (the Portfolio) the right to buy, and imposes on the writer the obligation to sell, the underlying security at the exercise price during the option period. The Portfolio may buy fiduciary calls on stocks that it is trying to buy. The advantage to the Portfolio of buying the fiduciary call is that if the price of the stock rises during the option period, the Portfolio may exercise the call and buy the stock for the lower exercise price. If the security falls in value, however, the Portfolio will have paid a premium for the call which will expire worthless, but will be able to buy the stock at a lower price.

The Portfolio may write covered call options. As discussed above, a call gives the purchaser the right to buy and imposes on the writer (the Portfolio) the obligation to sell, the underlying security at the exercise price during the option period. The advantage to the Portfolio of writing covered call options is that the Portfolio receives a premium, which is additional income. However, if the security rises in value, the Portfolio may not fully participate in the market appreciation. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. The Portfolio's obligation as the writer of a covered call is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. As noted above, a closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Portfolio also may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number or multiplier. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When the Portfolio writes an option on an index, it will either hold a portfolio of securities substantially replicating the particular underlying index or establish a segregated account containing cash or liquid high grade debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The successful use of the Portfolio's options strategies depends on, among other things, the Adviser's ability to forecast interest rate and market movements correctly.

When it purchases an option, the Portfolio runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This risk differs from the risk involved with an investment by the Portfolio in the underlying securities, since the Portfolio may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the Portfolio will take an option position only if the Adviser believes a liquid secondary market exists for the option, there is no assurance that such a market does or will continue to exist. If a secondary trading market in options were to become unavailable, the Portfolio could no longer engage in closing transactions; even when a liquid secondary market does generally exist, there can be no assurance that the Portfolio will be able to effect a closing transaction on a given option at any particular time or at an acceptable price. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Portfolio's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its position until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Portfolio has expired, the Portfolio could lose the entire value of its option.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs listed on the American Stock Exchange. The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Portfolio which cannot be changed with respect to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (1) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Portfolio may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and the Portfolio may enter into repurchase agreements, as described in the Prospectus.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts, provided that this shall not prevent the Portfolio from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, real estate investment trusts which deal in real estate or interests therein pursuant to the Portfolio's investment objective and policies.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may effect short sales "against the box" and obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Portfolio are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

1. The Portfolio may not purchase or hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

2. The Portfolio may invest in warrants valued at lower of cost or market value in an aggregate amount not exceeding 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

3. The Portfolio may not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation. To comply with certain state securities restrictions, the Portfolio will not invest more than 5% of its total assets in securities of such issuers; however, if these restrictions are loosened, the

     Portfolio reserves the right to invest up to 10% of its total assets in securities of such issuers without advance notice to its shareholders.

4. To the extent the Portfolio is registered in the state of California and purchases securities of other investment companies, such purchase shall be limited to shares of money market open-end investment companies and the Adviser will waive its fee on that portion of the assets placed in such money market open-end investment companies.

5. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Portfolio owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

Except as otherwise noted, the foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and the Adviser have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For the fiscal years ended October 31, 1995 and 1994, the Adviser received $185,870 and $105,411, respectively, and waived $38 and $37,189, respectively, in fees due it under the Advisory Agreement.

The continuance of the Advisory Agreement as to the Portfolio after the first two years must be specifically approved at least annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and either (1) by the majority vote of the entire Board of Trustees or (2) by a vote of the shareholders of the Portfolio. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after its effective date and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party. For the fiscal years ended October 31, 1995 and 1994, the Administrator received fees of $91,984 and $65,281, respectively, for the Portfolio.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon its assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Fund also serve as Trustees and/or officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the

Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS (DOB 06/03/29) - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.



SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994.
Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).


JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.

___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.



The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                    Total
                                                                                                    Compensation
                                                                                                    From Registrant
                                                                                                    and Fund
                             Aggregate Compensation      Pension or                                 Complex* Paid to
                             From Registrant for the     Retirement Benefits    Estimated           Trustees for the
                             Fiscal Year Ended           Accrued as Part of     Annual Benefits     Fiscal Year Ended
Name of Person, Position     October 31, 1995            Fund Expenses          Upon Retirement     October 31, 1995
-----------------------------------------------------------------------------------------------------------------------




John T. Cooney                $9,429.84                          N/A                  N/A               $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
Frank E. Morris               $9,429.84                          N/A                  N/A               $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
Robert Patterson              $9,429.84                          N/A                  N/A               $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
Eugene B. Peters              $9,429.84                          N/A                  N/A               $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.         $9,429.84                          N/A                  N/A               $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
-----------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.        $0                                 N/A                  N/A               $0 for services
                                                                                                      on 1 board
-----------------------------------------------------------------------------------------------------------------------
Robert A. Nesher              $0                                 N/A                  N/A               $0 for services
                                                                                                      on 1 board
=======================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b) divided by cd + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1995, the Portfolio's yield was 1.80%.

The total return of the Portfolio refers to the average annual compounded rate of return for a hypothetical investment over designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1995 and for the period from November 12, 1993 (commencement of operations) through October 31, 1995, the total return for the Portfolio was 27.31% and 13.99%, annualized, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Shares of each Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend redemptions and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC by order permits. The Fund also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which the Portfolio may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.


In certain cases, the Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends-received deduction.

STATE TAXES

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. The Adviser will use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. In doing so, a Portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical and pricing services provided by the broker effecting the transactions.

Since the Portfolio does not market its shares through intermediary brokers or dealers, it is not the Portfolio's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients. In addition, and as permitted under the 1940 Act, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealers' payment of certain expenses of the Portfolio.

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended October 31, 1995 and 1994, the Portfolio directed no transactions to broker-dealers for research services and paid no commissions on these transactions. Aggregate brokerage commissions paid for the fiscal periods ended October 31, 1995 and 1994 were $66,406 and $46,819.

The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of October 31, 1995, the Portfolio held $649,350 of equity securities issued by Merrill Lynch & Co. As of October 31, 1995, the Portfolio held $338,350 of equity securities issued by Travelers Group.


================================================================================
                                                     TURNOVER RATE

     PORTFOLIO                                  1994               1995
--------------------------------------------------------------------------------
A+F Large-Cap Fund                             79.23%             126.47
================================================================================

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the creation of an unlimited number of portfolios and the issuance of an unlimited number of shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the Portfolio's shares.

A+P Large-Cap Value Fund

Shareholder                              Number of              %
                                          Shares
CoreStates Bank Trustee for Cooper
Healthcare Retirement Plan              822,978.3230          17.07%
One Cooper Plaza
Attn. Edward C. Maher EVP & Chief
Financial Officer
Camden, NJ  08103

NationsBank Trust Co Cust             1,712,675.3150          35.53%
FBO Medlantic Health Care Group
CB Ret-Aronson
Attn. SAS/45-20-026-7430515
P.O. Box 831575
Dallas, TX  75283-1575

NationsBank Trust Company Cust        1,610,676.9870          33.41%
FBO MHG-INV Pool-Aronson/Fogler
Attn. SAS/45-20-026-7430515
P.O. Box 831575
Dallas, TX  75283-1575

General Service Foundation              512,645.8530          10.63%
411 East Main Street
Suite 205
Aspen, CO  81611


The Fund believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of superior quality and strong quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1- to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of A + F Large-Cap Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of A + F Large-Cap Fund (one of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of A + F Large-Cap Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of its operations, changes in its net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                     Market
                                                                      Value
A + F LARGE-CAP FUND                                       Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.7%
AEROSPACE & DEFENSE -- 1.0%
 McDonnell Douglas                                            7,000  $   572

AGRICULTURE PRODUCTS -- 2.8%
 Archer Daniels Midland                                      60,758      980
 Pioneer Hi-Bred International                               11,200      556
                                                                     -------
                                                                       1,536
                                                                     -------
AIR TRANSPORTATION -- 1.5%
 AMR*                                                         3,900      257
 KLM Royal Dutch Air                                         16,202      539
                                                                     -------
                                                                         796
                                                                     -------
APPAREL/TEXTILES -- 1.3%
 V F                                                         14,600      699
                                                                     -------
AUTOMOTIVE -- 1.6%
 Ford Motor                                                  10,400      299
 General Motors                                              12,900      564
                                                                     -------
                                                                         863
                                                                     -------
AUTOPARTS -- 2.5%
 Eaton                                                       12,200      625
 TRW                                                         11,400      750
                                                                     -------
                                                                       1,375
                                                                     -------
BANKS -- 6.5%
 Bank of New York                                            17,600      739
 Chemical Banking                                            17,900    1,018
 First Chicago                                               13,600      923
 NationsBank                                                 13,000      855
                                                                     -------
                                                                       3,535
                                                                     -------
COMPUTERS & SERVICES -- 5.9%
 Apple Computer                                               4,500      163
 Compaq Computer*                                             6,800      379
 IBM                                                         16,000    1,557
 Sun Microsystems*                                           14,400    1,123
                                                                     -------
                                                                       3,222
                                                                     -------
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT -- 2.6%
 Emerson Electric                                             3,200      228
 Philips Electronics ADR                                     15,900      614
 Tandy                                                       11,700      578
                                                                     -------
                                                                       1,420
                                                                     -------
ENERGY & POWER -- 4.2%
 Consolidated Edison of New York                             15,900      483
 Detroit Edison                                              27,000      911
 Pacific Gas And Electric                                    30,700      902
                                                                     -------
                                                                       2,296
                                                                     -------
FINANCIAL SERVICES -- 3.4%
 Merrill Lynch                                               11,700  $   649
 S & P Depositary Receipt                                    14,900      870
 Travelers                                                    6,700      338
                                                                     -------
                                                                       1,857
                                                                     -------
FOOD, BEVERAGE & TOBACCO -- 5.5%
 Anheuser Busch                                              16,700    1,102
 Philip Morris Companies                                     17,200    1,454
 Unilever N V ADR                                             3,300      432
                                                                     -------
                                                                       2,988
                                                                     -------
HOSPITAL & MEDICAL SERVICE
 PLANS -- 2.3%
 Tenet Healthcare Corporation*                               54,700      977
 U.S. Healthcare                                              7,600      293
                                                                     -------
                                                                       1,270
                                                                     -------
HOUSEHOLD PRODUCTS -- 1.4%
 Premark International                                       16,600      768
                                                                     -------
INSURANCE -- 5.6%
 Allstate                                                     7,694      283
 Cigna                                                        9,400      931
 CNA Financial*                                               2,200      251
 Loews                                                        6,300      924
 Safeco                                                      10,500      674
 Transport Holdings*                                             34        1
                                                                     -------
                                                                       3,064
                                                                     -------
MACHINERY -- 1.6%
 Deere                                                        7,200      643
 Tenneco                                                      5,100      224
                                                                     -------
                                                                         867
                                                                     -------
MEDICAL PRODUCTS -- 3.3%
 Baxter International                                        23,800      919
 Becton Dickinson                                            13,800      897
                                                                     -------
                                                                       1,816
                                                                     -------
PAPER & PAPER PRODUCTS -- 6.9%
 Champion International                                      17,300      925
 International Paper                                         18,000      666
 Union Camp                                                  15,900      809
 Westvaco                                                    23,550      654
 Willamette Industries                                       12,600      731
                                                                     -------
                                                                       3,785
                                                                     -------
PETROLEUM REFINING -- 9.7%
 Amoco                                                       12,800      818
 Exxon                                                       14,700    1,123
 Imperial Oil                                                16,600      606
 Mobil                                                       10,600    1,068
 Occidental Petroleum                                        23,000      495
 Royal Dutch Petroleum                                        9,600    1,178
                                                                     -------
                                                                       5,288
                                                                     -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                      Market
                                                                      Value
A + F LARGE-CAP FUND (Continued)                        Shares        (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.7%
 Bristol Myers Squibb                                   17,000         $ 1,297
 Rhone Poulenc Rorer                                     4,800             226
 Upjohn                                                 20,400           1,035
                                                                       -------
                                                                         2,558
                                                                       -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.8%
 Eastman Kodak                                           7,300             457
                                                                       -------
RETAIL -- 4.9%
 Dillard Department Stores,
  Class A                                               26,500             719
 Gap                                                     7,500             295
 J C Penney                                             11,300             476
 Limited                                                20,200             371
 May Department Stores                                  20,900             821
                                                                       -------
                                                                         2,682
                                                                       -------
SEMI-CONDUCTORS -- 5.8%
 Advanced Micro Devices*                                22,500             537
 Intel                                                  11,200             783
 Micron Technology                                      14,300           1,010
 National Semiconductor*                                 9,200             224
 Texas Instruments                                       8,900             607
                                                                       -------
                                                                         3,161
                                                                       -------
SPORTING AND ATHLETIC GOODS -- 2.6%
 Nike, Class B                                          18,600           1,056
 Reebok International                                   11,500             391
                                                                       -------
                                                                         1,447
                                                                       -------
STEEL & STEEL WORKS -- 1.4%
 Phelps Dodge                                           12,300             780
                                                                       -------
TELEPHONES & TELECOMMUNICATION -- 8.9%
 Ameritech                                               4,400             238
 BellSouth                                              17,500           1,338
 MCI Communications                                     38,200             953
 NYNEX                                                   5,900             277
 Pacific Telesis Group                                  33,900           1,030
 Sprint                                                 26,600           1,024
                                                                       -------
                                                                         4,860
                                                                       -------
TIRE AND RUBBER -- 1.0%
 Goodyear Tire And Rubber                               14,100             536
                                                                       -------
TOTAL COMMON STOCK
 (Cost $48,506,218)                                                     54,498
                                                                       -------
                                                          Face         Market
                                                        Amount         Value
A + F LARGE-CAP FUND (Concluded)                          (000)        (000)
------------------------------------------------------------------------------
CASH EQUIVALENTS -- 0.2%
 Tempfund
  5.725%,                                               $95            $    95
                                                                       -------
TOTAL CASH EQUIVALENTS
 (Cost $94,968)                                                             95
                                                                       -------
TOTAL INVESTMENTS -- 99.9%
 (Cost $48,601,186)                                                     54,593
                                                                       -------
OTHER ASSETS AND LIABILITIES -- 0.1%
 Other Assets and Liabilities, Net                                          68
                                                                       -------
NET ASSETS:
 Portfolio shares (unlimited authorization--no par
 value) based on 4,392,792 outstanding shares of
 beneficial interest                                                    44,032
 Undistributed net investment income                                        56
 Accumulated net realized gain                                           4,581
 Net unrealized appreciation on investments                              5,992
                                                                       -------
TOTAL NET ASSETS: -- 100.0%                                            $54,661
                                                                       =======
 Net Asset Value, Offering Price and Redemption Price
  Per Share                                                            $ 12.44
                                                                       =======

* Non-income producing security.
ADR--American Depository Receipt

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the year ended October 31, 1995

                                                                         A+F
                                                                      LARGE-CAP
                                                                        FUND
                                                                     -----------
                                                                      11/01/94
                                                                     TO 10/31/95
A + F LARGE-CAP FUND                                                    (000)
--------------------------------------------------------------------------------
Investment Income:
 Dividend Income...................................................    $ 1,230
 Interest Income...................................................         13
--------------------------------------------------------------------------------
  Total Investment Income..........................................      1,243
--------------------------------------------------------------------------------
Expenses:
 Advisory Fees.....................................................        186
 Administrative Fees...............................................         92
 Custodian Fees....................................................          5
 Professional Fees.................................................         23
 Transfer Agent Fees...............................................         12
 Printing Fees.....................................................          4
 Directors' Fees...................................................          4
 Registration and Filing Fees......................................          1
 Pricing Fees......................................................          2
 Amortization of Deferred Organizational Costs.....................          3
 Insurance and Other Fees..........................................          1
--------------------------------------------------------------------------------
  Total Expenses...................................................        333
--------------------------------------------------------------------------------
  Net Investment Income............................................        910
--------------------------------------------------------------------------------
 Net Realized Gain from Securities Sold............................      5,858
 Net Unrealized Appreciation of Investment Securities..............      4,742
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments..................     10,600
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations..............    $11,510
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the year ended October 31, 1995

                                                                  A+F
                                                               LARGE-CAP
                                                                  FUND
                                                        ------------------------
                                                         11/01/94   11/12/93 (2)
                                                        TO 10/31/95 TO 10/31/94
A + F LARGE-CAP FUND                                       (000)       (000)
--------------------------------------------------------------------------------
Investment Activities:
  Net Investment Income...............................    $   910     $   761
  Net Realized Gain (Loss) on Securities Sold.........      5,858      (1,277)
  Net Unrealized Appreciation of Investment
   Securities.........................................      4,742       1,250
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from
    Operations........................................     11,510         734
--------------------------------------------------------------------------------
Distributions to Shareholders:
  Net Investment Income...............................       (891)       (724)
--------------------------------------------------------------------------------
   Total Distributions................................       (891)       (724)
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares Issued.......................................      3,973      40,008
  Shares Issued in Lieu of Cash Distributions.........        891         724
  Shares Redeemed.....................................     (1,414)       (150)
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from Capital Share
   Transactions.......................................      3,450      40,582
--------------------------------------------------------------------------------
   Total Increase in Net Assets.......................     14,069      40,592
--------------------------------------------------------------------------------
Net Assets:
  Beginning of Period.................................     40,592         --
--------------------------------------------------------------------------------
  End of Period.......................................    $54,661     $40,592
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
  Shares Issued.......................................        361       4,017
  Issued in Lieu of Cash Distributions................         81          75
  Redeemed............................................       (126)        (15)
--------------------------------------------------------------------------------
   Net Increase in Share Transactions.................        316       4,077
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(2) The A+F Large-Cap Fund commenced operations on November 12, 1993.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout the Period

            Net               Realized and                                Net               Net                  Ratio
           Asset               Unrealized  Distributions                 Asset            Assets      Ratio      of Net
           Value      Net       Gains or     from Net    Distributions   Value              End    of Expenses   Income
         Beginning Investment  Losses on    Investment   from Capital     End    Total   of Period to Average  to Average
         of Period   Income    Securities     Income         Gains     of Period Return    (000)   Net Assets  Net Assets
         --------- ---------- ------------ ------------- ------------- --------- ------  --------- ----------- ----------
------------------
A+F LARGE-CAP FUND
------------------
1995      $ 9.96      0.21        2.48         (0.21)         --        $12.44   27.31%   $54,661    0.72%       1.96%
1994(1)   $10.00      0.21       (0.05)        (0.20)         --        $ 9.96    1.63%+  $40,592    0.70%*      2.13%*
                       Ratio
                       of Net
            Ratio      Income
         of Expenses (Loss) to
         to Average   Average
         Net Assets  Net Assets Portfolio
         (Excluding  (Excluding Turnover
          Waivers)    Waivers)    Rate
         ----------- ---------- ---------
------------------
A+F LARGE-CAP FUND
------------------
1995       0.72%       1.96%     126.47%
1994(1)    0.80%*      2.03%*     79.23%

 * Annualized
 + Total Return is cumulative since inception.
(1) The A+F Large-Cap Fund commenced operations on November 12, 1993.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1995
1. Organization:

THE ADVISOR'S INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements herein present those of the A+F Large-Cap Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

  Security Valuation--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Federal Income Taxes--It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

  Security Transactions and Related Income-- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Cost used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

                                                 THE ADVISORS' INNER CIRCLE FUND


  Net Asset Value Per Share--The net asset value per share of the Fund is calculated on each business day, by dividing the total value of assets, less liabilities, by the number of shares outstanding.

  Other--Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of its relative daily net assets to those of the Trust.

  Distributions from net investment income are declared and paid to Shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

  Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

3. Organization Costs and Transactions with Affiliates:

The Fund incurred organization costs of approximately $13,000. These costs have been capitalized by the fund and are being amortized over sixty months commencing with operations. In the event of the initial shares of the fund redeemed by any holder thereof during the period that the fund is amortizing its organizational costs the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $4,000 for organizational work performed by a law firm of which an officer of the fund is a partner.

Certain officers and trustees of the Trust are also officers of SEI Financial Management Company (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

NOTES TO FINANCIAL STATEMENTS (concluded)

October 31, 1995

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or
 .20% of the Fund's average daily net assets up to $100 million, .15% on the next $100 million and .10% on assets in excess of $200 million.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991. The Distributor receives no fees for its distribution services under this agreement.

5. Investment Advisory and Custodian Agreements:

The Fund and Aronson+Fogler (the "Advisor") are parties to an Investment Advisory Agreement dated October 15, 1993 under which the Advisor receives an annual fee equal to .40% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit operating expenses to not more than .75% of the average daily net assets of the Fund. Fee waivers are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are charged on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold in the Fund.

                                                 THE ADVISORS' INNER CIRCLE FUND

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 1995, are as follows:

                                                                   A+F LARGE-CAP
                                                                    FUND (000)
                                                                   -------------
Purchases
 Government.......................................................    $     0
 Other............................................................     61,890
Sales
 Government.......................................................    $     0
 Other............................................................     58,430

At October 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal Income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1995, is as follows:

                                                                   A+F LARGE-CAP
                                                                    FUND (000)
                                                                   -------------
Aggregate gross unrealized appreciation...........................    $7,549
Aggregate gross unrealized depreciation...........................    (1,557)
                                                                      ------
Net unrealized appreciation.......................................    $5,992
                                                                      ======

7. Capital Loss Carryforward

The A+F Large Cap Fund utilized their entire capital loss carryforward balance of $1,276,903 to reduce realized gains incurred which otherwise would have been distributed.

                             NOTICE TO SHAREHOLDERS
                                       OF
                        THE ADVISORS' INNER CIRCLE FUND
                                   UNAUDITED

For the shareholders that do not have an October 31, 1995 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 1995 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended October 31, 1995, the portfolio is designating long term capital gains, qualifying dividends and exempt interest income with regard to distributions paid during the year as follows:

                                            (A)           (B)
                                         LONG TERM     ORDINARY         (C)
                                       CAPITAL GAIN     INCOME         TOTAL
                                       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS
     PORTFOLIO                          (TAX BASIS)   (TAX BASIS)   (TAX BASIS)
     ---------                         ------------- ------------- -------------
A + F LARGE-CAP FUND..................       0%          100%          100%
                                            (D)           (E)           (F)
                                        QUALIFYING    TAX EXEMPT      FOREIGN
     PORTFOLIO                         DIVIDENDS(1)    INTEREST     TAX CREDIT
     ---------                         ------------- ------------- -------------
A + F LARGE-CAP FUND..................      80%            0%            0%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on a percentage of the portfolio's total distributions.
** Items (D) and (E) are based on a percentage of ordinary income distributions of the portfolio.

                             AIG MONEY MARKET FUND

                              Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

AIG Money Market Fund (the "Portfolio") is a diversified money market fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term, high quality securities.

This Prospectus offers Class A shares of the Portfolio, which are offered primarily to (a) American International Group, Inc. ("AIG") and any company as to which AIG owns more than 19% of the outstanding capital stock, (b) C.V. Starr & Co., Inc. and its direct and indirect subsidiaries and affiliates, (c) senior executive officers of AIG and their families (collectively referred to as "AIG Persons"), as well as entities controlled by such AIG Persons, and (d) certain employee benefit plans sponsored by AIG.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely information about The Advisors' Inner Circle Fund (the "Fund") and the Portfolio that a prospective investor should know before investing. The Portfolio is a separate series of the Fund. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information dated February 28, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-249-7445. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1996

AIG-F-001-01

                                    SUMMARY

The following provides basic information about the Class A shares of the AIG Money Market Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). The Fund also offers Class B Shares of the Portfolio in a separate prospectus. The Class B shares of the Portfolio have a distribution plan pursuant to Rule 12b-1 and are subject to an annual distribution fee. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT IS THE INVESTMENT OBJECTIVE? The Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objective and Policies."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The Portfolio will attempt to maintain a constant net asset value of $1.00 per share but there is no assurance that it can do so on a continuous basis. See "Description of Permitted Investments and Risk Factors."

WHAT ARE THE PERMITTED INVESTMENTS? The Portfolio will invest in a broad range of short-term, high quality U.S. dollar denominated money market instruments, which satisfy certain quality, maturity and diversification criteria, including criteria set by applicable laws and regulations. The Portfolio may invest in obligations of the U.S. Treasury and agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks; short-term obligations of domestic and foreign corporate issuers; obligations of supranational entities; obligations of foreign governments; and repurchase agreements involving any of such obligations. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? AIG Capital Management Corp. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The
Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent of the Portfolio. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as the distributor of the Portfolio's shares. See "The Distributor."

IS THERE A SALES LOAD? No, Class A shares of the Portfolio are offered on a no-load basis. See "The Distributor."

IS THERE A MINIMUM INVESTMENT? The Portfolio has no minimum investment requirement for Class A shares. There is, however, a minimum investment requirement of $25,000 for Class B shares.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 12:00 p.m. (noon) Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption orders placed with the Transfer
         -----
Agent prior to 12:00 p.m. (noon) Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined at 1:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

HOW ARE DIVIDENDS PAID? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends on the Business Day on which a purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Purchase and Redemption of Shares" and "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
                                                           AIG MONEY MARKET FUND

                                                                  Class A
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                            None
Maximum Sales Load Imposed on Reinvested Dividends                 None
Deferred  Sales  Load                                              None
Redemption Fees(1)                                                 None
Exchange Fees                                                None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this wire charge.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets           AIG MONEY MARKET FUND
for the most recent fiscal year)

                                                                   Class A
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                               .17%
Other Expenses                                                      .23%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                     .40%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fee and to reimburse certain expenses of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent such waivers, advisory fees for the Class A shares of the Portfolio would be .25% and total operating expenses, which include such advisory fees, would be .47% of the average daily net assets of the Portfolio on an annualized basis.

EXAMPLE

                                                                                AIG MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
                                                                 1 year  3 years  5 years  10 years
-----------------------------------------------------------------------------------------------------

An investor would pay the following expenses on a$1,000
investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                 Class A          $4      $13      $22       $51


------------------------------------------------------  ----------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class A shares. The Portfolio also offers Class B shares which are subject to the same expenses except that they are also subject to certain distribution expenses. Additional information may be found under "The Adviser" and "The Administrator."

    FINANCIAL HIGHLIGHTS                    THE ADVISORS' INNER CIRCLE FUND

The following information on Class A shares of the AIG Money Market Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto.

For a Class A share of the Portfolio Outstanding Throughout the Period:

                                                                     AIG
                                                                    MONEY
                                                                    MARKET
                                                                     FUND
--------------------------------------------------------------------------------
                                                                   12/1/94(1)
                                                                       TO
                                                                    10/31/95
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........                    $    1.00
--------------------------------------------------------------------------------
Income From Investment Operations:
   Net Investment Income......................                         0.05
--------------------------------------------------------------------------------
Total From Investment Operations..............                         0.05
--------------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income......                        (0.05)
      Total Distributions.....................                        (0.05)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD................                    $    1.00
--------------------------------------------------------------------------------
TOTAL RETURN..................................                         5.75%*
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)...............                    $ 313,657
Ratios Of Expenses To Average Net Assets......                         0.40%*
Ratio Of Expenses To Average Net Assets
  (Excluding Fee Waivers).....................                         0.47%*
Ratio Of Net Investment Income To Average
  Net Assets..................................                         5.60%*
Ratio Of Net Investment Income to
  Average Net Assets (Excluding Fee Waivers)..                         5.53%*
================================================================================

* Annualized
 (1) The Class A shares of AIG Money Market Fund commenced operations on December 1, 1994.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers Class A shares of the Fund's AIG Money Market Fund (the "Portfolio"). The Portfolio offers two classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences, each share of the Portfolio represents an undivided proportionate interest in the Portfolio. Information regarding the Class B shares of the Portfolio and the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-249-7445.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission (the "SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments. Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present both minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments and Risk Factors -- Restraints on Investments by Money Market Funds."

In seeking its investment objective, the Portfolio will invest exclusively in
(i) bills, notes and bonds issued by the United States Treasury ("United States Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing;
(v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

The Portfolio reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Portfolio invests more than 25% of its net assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Portfolio may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Portfolio may invest in securities which pay interest on a variable or floating rate basis. The Portfolio may invest up to 10% of its net assets in restricted securities. In addition, the Portfolio may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Portfolio reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Portfolio will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

For a description of the above ratings and additional information regarding the Portfolio's permitted investments see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. As a money market fund, the Portfolio is subject to additional diversification requirements. See "Description of Permitted Investments - Restraints on Investments by Money Market Funds."

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow money, except that the Portfolio may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

AIG Capital Management Corp. (the "Adviser") is an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June, 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The Adviser had not managed a registered investment company prior to its becoming the investment adviser for the AIG Money Market Fund. The Adviser currently serves as the investment adviser to two other registered investment companies: AIG All Ages Funds, Inc. and First Global Equity Portfolio. The principal business address of the Adviser is 70 Pine Street, 20th Floor, New York, New York 10270.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses of the Portfolio to the extent necessary in order to limit net operating expenses, absent distribution costs, to an annual rate of not more than .40% of the average daily net assets of the Class A shares of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. For the fiscal year ended October 31, 1995, the Adviser received (after a partial fee waiver) a fee equal to .17% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .145% of the Portfolio's average daily net assets up to $100 million; .1125% of the Portfolio's average daily net assets from $100 million up to and including $200 million; .07% of the Portfolio's average daily net assets from $200 million up to and including $450 million; and .05% of the Portfolio's average daily net assets over $450 million; provided that the Portfolio is obligated to pay the Administrator a minimum annual fee of $100,000.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Fund which applies to Class A and Class B shares of the Portfolio. The Class A shares of the Portfolio are offered without distribution fees.

The Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio may be purchased by qualified investors by contacting the Transfer Agent or by calling 1-800-845-3885. Shares of the Portfolio are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase.

Purchase of shares of the Portfolio may be made on days when the New York Stock Exchange is open for business ("Business Day"). There is no minimum investment requirement for the Class A shares. There is no minimum for subsequent purchases.

PURCHASES BY WIRE TRANSFER

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-845-3885 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 9870600404; Further Credit: AIG Money Market Fund Portfolio. The shareholder's name and account number must be specified in the wire.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class A shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 12:00 p.m. (noon) Eastern time and receives federal funds before 3:00 p.m. Eastern time. However, an order for Class A shares may be cancelled if federal funds are not received before 3:00 p.m. Eastern time on the same Business Day. Purchases may not be made by check. The purchase price for shares is the net asset value per share next determined after a purchase order has been received by the Transfer Agent and becomes effective.

The Portfolio reserves the right to reject a purchase order when the Distributor or Transfer Agent determines that it is not in the best interest of the Fund and/or its shareholders to accept such order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 12:00 p.m. (noon) Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after an effective redemption order, in good form, is received. Shares redeemed will not receive the dividend declared on that day. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Portfolio does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Net asset value per share of the Portfolio is determined at 1:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information. No certificates representing shares will be issued. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments, using amortized cost valuations, and other assets, less any liabilities, by the total number of outstanding shares of each class of the Portfolio.

PERFORMANCE

From time to time the Portfolio advertises its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The "current yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed separately for the Class A and Class B shares.

The Portfolio may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Although the Portfolio does not expect to recognize any long-term capital gains, any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be treated as long-term capital gain, regardless of how long the shareholders have held their shares. Generally, distributions from the Portfolio are taxable to shareholders when they are paid. However, dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions. Corporate shareholders should note that Portfolio distributions will not qualify for the dividends-received deduction that is generally available to corporate taxpayers.

Income received on direct United States Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct United States Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Additional information concerning taxes is set forth in the Statement of Additional Information.

GENERAL INFORMATION

THE FUND

The Fund, an open-end management investment company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") and classes of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Portfolio's expense ratios are disclosed under "Financial Highlights."

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The shareholders of each class of the Portfolio will vote separately on matters relating solely to that class. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to AIG Money Market Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-249-7445. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-845-3885.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends monthly. Shares purchased normally begin earning dividends on the Business Day on which the purchase order relating to such share purchase is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

The amount of dividends payable on Class A shares will be more than those payable on Class B shares because of the distribution fees paid by Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the Portfolio, and the associated risk factors:

ASSET-BACKED SECURITIES - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit or guarantee issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS - Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

OBLIGATIONS OF SUPRANATIONAL ENTITIES - Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and

Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS - Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which the Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

STANDBY COMMITMENTS AND PUTS - Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SECURITIES LENDING - In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in securities of foreign issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

STRIPPED GOVERNMENT SECURITIES - The Portfolio may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Portfolio may not actively trade STRIPS.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES - Obligations issued or guaranteed by agencies of the U.S. Government, include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

                            TABLE OF CONTENTS


SUMMARY................................................................   2
EXPENSE SUMMARY........................................................   4
THE FUND AND THE PORTFOLIO.............................................   6
INVESTMENT OBJECTIVE AND POLICIES......................................   6
INVESTMENT LIMITATIONS.................................................   7
THE ADVISER............................................................   8
THE ADMINISTRATOR......................................................   9
THE TRANSFER AGENT.....................................................   9
THE DISTRIBUTOR........................................................   9
PURCHASE AND REDEMPTION OF SHARES......................................  10
PERFORMANCE............................................................  12
TAXES..................................................................  12
GENERAL INFORMATION....................................................  14
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..................  15

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolio:
AIG MONEY MARKET FUND



Adviser:
AIG CAPITAL MANAGEMENT CORP.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FINANCIAL MANAGEMENT CORPORATION



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1996

                             AIG MONEY MARKET FUND

                              Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

AIG Money Market Fund (the "Portfolio") is a diversified money market fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term, high quality securities.

This Prospectus offers Class B shares of the Portfolio, which are offered primarily to clients of American International Group, Inc. ("AIG"), certain of its subsidiaries and certain of its affiliates, and other institutional and individual investors.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely information about The Advisors' Inner Circle Fund (the "Fund") and the Portfolio that a prospective investor should know before investing. The Portfolio is a separate series of the Fund. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information dated February 28, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-249-7445. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1996

                                    SUMMARY

The following provides basic information about the Class B shares of the AIG Money Market Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). The Fund also offers Class A shares of the Portfolio in a separate prospectus. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT IS THE INVESTMENT OBJECTIVE? The Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objective and Policies."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The Portfolio will attempt to maintain a constant net asset value of $1.00 per share but there is no assurance that it can do so on a continuous basis. See "Description of Permitted Investments and Risk Factors."

WHAT ARE THE PERMITTED INVESTMENTS? The Portfolio will invest in a broad range of short-term, high quality U.S. dollar denominated money market instruments, which satisfy certain quality, maturity and diversification criteria, including criteria set by applicable laws and regulations. The Portfolio may invest in obligations of the U.S. Treasury and agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks; short-term obligations of domestic and foreign corporate issuers; obligations of supranational entities; obligations of foreign governments; and repurchase agreements involving any of such obligations. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? AIG Capital Management Corp. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser."


WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent of the Portfolio. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as the distributor of the Portfolio's shares. See "The Distributor."

IS THERE A SALES LOAD? Class B shares of the Portfolio are offered without a front-end sales charge. However, Class B shares are subject to a distribution fee of .35% of the average daily net assets of the Class B shares. See "The Distributor."

IS THERE A MINIMUM INVESTMENT? There is a minimum investment requirement of $25,000 which the Distributor may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 12:00 p.m. (noon) Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption orders placed with the Transfer
         -----
Agent prior to 12:00 p.m. (noon) Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined at 1:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

HOW ARE DIVIDENDS PAID? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends on the Business Day on which a purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Purchase and Redemption of Shares" and "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           AIG MONEY MARKET FUND

                                                                 Class B
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                            None
Maximum Sales Load Imposed on Reinvested Dividends                 None
Deferred  Sales  Load                                              None
Redemption Fees(1)                                                 None
Exchange Fees                                                      None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this wire charge.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets for the most recent fiscal year)

                                                           AIG MONEY MARKET FUND

                                                                 Class B
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(2)                              .17%
12b-1 Fees                                                        .35%
Other Expenses                                                    .23%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                   .75%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fee and to reimburse certain expenses of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent such waivers, advisory fees for the Class B shares of the Portfolio would be .25% and total operating expenses, which include such advisory fees, would be .85% of the average daily net assets of the Portfolio on an annualized basis.

EXAMPLE

                                                           AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
An investor would pay the following
expenses on a $1,000 investment
assuming (1) 5% annual return
and (2) redemption at the end of
each time period:

          Class B                           $8      $24      $42      $93
--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class B shares. The Portfolio also offers Class A shares which are subject to the same expenses except that they are not subject to distribution fees. Additional information may be found under "The Adviser" and "The Administrator."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

FINANCIAL HIGHLIGHTS                         THE ADVISORS' INNER CIRCLE FUND


The following information on Class B shares of the AIG Money Market Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto.


For a Class B share of the Portfolio Outstanding Throughout the Period:


                                                               AIG
                                                              MONEY
                                                             MARKET
                                                              FUND
--------------------------------------------------------------------------------
                                                            2/16/94(1)
                                                               TO
                                                            10/31/95
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................     $1.00
--------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income..............................      0.04
Total From Investment Operations........................      0.04
--------------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income................     (0.04)
     Total Distributions................................     (0.04)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................     $1.00
--------------------------------------------------------------------------------
TOTAL RETURN............................................      5.43%*
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000).........................  $120,482
Ratios Of Expenses To Average Net Assets................      0.75%*
Ratio Of Expenses To Average Net Assets (Excluding Fee
 Waivers)...............................................      0.85%*
Ratio Of Net Income To Average Net Assets...............      5.18%*
Ratio Of Net Income (Loss) to Average
   Net Assets (Excluding Fee Waivers)...................      5.08%*
--------------------------------------------------------------------------------

* Annualized
(1) The Class B shares of AIG Money Market Fund commenced operations on February 16, 1995.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers Class B shares of the Fund's AIG Money Market Fund (the "Portfolio"). The Portfolio offers two classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences, each share of the Portfolio represents an undivided proportionate interest in the Portfolio. Information regarding the Class A shares of the Portfolio and the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-249-7445.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission (the "SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments. Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that both present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments and Risk Factors -- Restraints on Investments by Money Market Funds."

In seeking its investment objective, the Portfolio will invest exclusively in
(i) bills, notes and bonds issued by the United States Treasury ("United States Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing;
(v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

The Portfolio reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Portfolio invests more than 25% of its assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Portfolio may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Portfolio may invest in securities which pay interest on a variable or floating rate basis. The Portfolio may invest up to 10% of its net assets in restricted securities. In addition, the Portfolio may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Portfolio reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Portfolio will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

For a description of the above ratings and additional information regarding the Portfolio's permitted investments, see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. As a money market fund, the Portfolio is subject to additional diversification requirements. See "Description of Permitted Investments - Restraints on Investments by Money Market Funds."

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow money, except that the Portfolio may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

AIG Capital Management Corp. (the "Adviser") is an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June, 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The Adviser had not managed a registered investment company prior to its becoming the adviser for the AIG Money Market Fund. The Adviser currently serves as the investment adviser to two other registered investment companies: AIG All Ages Funds, Inc. and First Global

Equity Portfolio. The principal business address of the Adviser is 70 Pine Street, 20th Floor, New York, New York 10270.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees, and reimburse expenses of the Portfolio to the extent necessary in order to limit net operating expenses, to an annual rate of not more than .75% of the average daily net assets of the Class B shares of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. For the fiscal year ended October 31, 1995, the Adviser received (after a partial fee waiver) a fee equal to .17% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .145% of the Portfolio's average daily net assets up to $100 million; .1125% of the Portfolio's average daily net assets from $100 million up to and including $200 million; .07% of the Portfolio's average daily net assets from $200 million up to and including $450 million; and .05% of the Portfolio's average daily net assets over $450 million; provided that the Portfolio is obligated to pay the Administrator a minimum annual fee of $100,000.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Fund which applies to Class A and Class B shares of the Portfolio. The Class B shares of the Portfolio have a distribution plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). As provided in the Distribution Agreement and the Class B Plan, the Fund will pay an annual fee of .35% of the Class B share's average daily net assets to the Distributor as compensation for its services. From this amount the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, subsidiaries and affiliates of AIG, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Class B Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to federal and state laws.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio may be purchased by qualified investors by contacting the Transfer Agent or by calling 1-800-845-3885. Shares of the Portfolio are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase.

Purchase of shares of the Portfolio may be made on days when the New York Stock Exchange is open for business ("Business Day"). The minimum investment in the Class B shares is $25,000; however, the minimum investment may be waived at the Distributor's discretion. There is no minimum for subsequent purchases.

PURCHASES BY WIRE TRANSFER

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-845-3885 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 9870600404; Further Credit: AIG Money Market Fund Portfolio. The shareholder's name and account number must be specified in the wire.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class B shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 12:00 p.m. (noon) Eastern time and receives federal funds before 3:00 p.m. Eastern time. However, an order for Class B shares may be cancelled if federal funds are not received before 3:00 p.m. on the same Business Day. Purchases may not be made by check. The purchase price for shares is the net asset value per share next determined after a purchase order has been received by the Transfer Agent and becomes effective.

The Portfolio reserves the right to reject a purchase order when the Distributor or Transfer Agent determines that it is not in the best interest of the Fund and/or its shareholders to accept such order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 12:00 p.m. (noon) Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after an effective redemption order, in good form, is received. Shares redeemed will not receive the dividends declared on that day. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Portfolio does not charge for ACH wire transfers;

however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Net asset value per share of the Portfolio is determined at 1:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information. No certificates representing shares will be issued. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments using amortized cost valuations, and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio.

PERFORMANCE

From time to time the Portfolio advertises its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The "current yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed separately for the Class A and Class B shares.

The Portfolio may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Although the Portfolio does not expect to recognize any long-term capital gains, any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be treated as long-term capital gain, regardless of how long the shareholders have held their shares. Generally, distributions from the Portfolio are taxable to shareholders when they are paid. However, dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions. Corporate shareholders should note that Portfolio distributions will not qualify for the dividends-received deduction that is generally available to corporate taxpayers.

Income received on direct United States Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct United States Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Additional information concerning taxes is set forth in the Statement of Additional Information.

GENERAL INFORMATION

THE FUND

The Fund, an open-end management investment company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") and classes of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Portfolio's expense ratios are disclosed under "Financial Highlights."

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The shareholders of each class of the Portfolio will vote separately on matters relating solely to that class. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to AIG Money Market Fund, c/o The Advisers' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-249-7445. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-845-3885.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends monthly. Shares purchased normally begin earning dividends on the Business Day on which the purchase order relating to such share purchase is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

The amount of dividends payable on Class A shares will be more than those payable on Class B shares because of the distribution fees paid by Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Portfolio, and the associated risk factors:

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit or guarantee issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS - Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

OBLIGATIONS OF SUPRANATIONAL ENTITIES - Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS - Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.


REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which the Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

STANDBY COMMITMENTS AND PUTS - Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SECURITIES LENDING - In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in securities of foreign issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

STRIPPED GOVERNMENT SECURITIES - The Portfolio may purchase separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Portfolio may not actively trade STRIPS.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES - Obligations issued or guaranteed by agencies of the U.S. Government, include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

                               TABLE OF CONTENTS


SUMMARY................................................   2
EXPENSE SUMMARY........................................   4
THE FUND AND THE PORTFOLIO.............................   7
INVESTMENT OBJECTIVE AND POLICIES......................   7
INVESTMENT LIMITATIONS.................................   8
THE ADVISER............................................   9
THE ADMINISTRATOR......................................  10
THE TRANSFER AGENT.....................................  10
THE DISTRIBUTOR........................................  11
PURCHASE AND REDEMPTION OF SHARES......................  11
PERFORMANCE............................................  13
TAXES..................................................  14
GENERAL INFORMATION....................................  15
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..  17

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolio:
AIG MONEY MARKET FUND



Adviser:
AIG CAPITAL MANAGEMENT CORP.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FINANCIAL MANAGEMENT CORPORATION



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1996

                             AIG MONEY MARKET FUND

                              Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

This Statement of Additional Information is not a prospectus and relates only to the Class A and Class B shares of the AIG Money Market Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio. This Statement of Additional Information should be read in conjunction with the Portfolio's Prospectuses dated February 28, 1996, as amended or supplemented from time to time. A copy of the Prospectuses for the Class A and Class B shares of the Portfolio may be obtained by calling 1-800-249-7445.

                               TABLE OF CONTENTS

THE FUND..................................................................  3
DESCRIPTION OF PERMITTED INVESTMENTS......................................  3
INVESTMENT LIMITATIONS....................................................  5
THE ADVISER...............................................................  6
THE ADMINISTRATOR.........................................................  7
THE DISTRIBUTOR...........................................................  8
TRUSTEES AND OFFICERS OF THE FUND.........................................  9
COMPUTATION OF YIELD AND TOTAL RETURN..................................... 12
PURCHASE AND REDEMPTION OF SHARES......................................... 13
DETERMINATION OF NET ASSET VALUE.......................................... 14
TAXES..................................................................... 15
PORTFOLIO TRANSACTIONS.................................................... 17
DESCRIPTION OF SHARES..................................................... 19
SHAREHOLDER LIABILITY..................................................... 20
LIMITATION OF TRUSTEES' LIABILITY......................................... 20
5% SHAREHOLDERS........................................................... 20
EXPERTS................................................................... 21
FINANCIAL INFORMATION..................................................... 21
APPENDIX..................................................................  1

February 28, 1996

AIG-F-003-001

THE FUND

This Statement of Additional Information relates only to the AIG Money Market Fund (the "Portfolio"). The Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end management investment company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Shares of the Portfolio may be purchased through two separate classes (Class A and Class B) which provide for variations in distribution fees, voting rights and dividends. Except for these differences, each share of the Portfolio represents an equal proportionate interest in the Portfolio. See "Description of Shares." No investment in shares of the Portfolio should be made without first reading the Portfolio's Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectuses.

ASSET-BACKED SECURITIES - The Portfolio may invest in asset-backed securities secured by assets including company receivables, truck and auto loans, leases and credit card receivables. The Portfolio may invest in other asset-backed securities that may be created in the future if the Adviser determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with collateralized mortgage obligations ("CMOs"). In addition, credit card receivables are unsecured obligations of the card holder.

There may be a limited secondary market for asset-backed securities.

SECURITIES OF FOREIGN GOVERNMENTS - The Portfolio may invest in U.S. dollar denominated obligations. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

Certain UNITED STATES GOVERNMENT AGENCIES have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Agencies of the United States Government which issue such obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., FNMA). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

INVESTMENT LIMITATIONS

In addition to the limitations listed in the "Investment Limitations" section in the Prospectuses, the Portfolio may not:

1.   Acquire more than 5% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

7. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

8. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

9. Purchase or retain securities of an issuer if, to the knowledge of the Portfolio, an officer, trustee, partner or director of the Fund or any investment adviser of the Portfolio owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

10. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

11.  Write puts, calls, options or combinations thereof or invest in warrants.


The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and AIG Capital Management Corp. (the "Adviser") have entered into an advisory agreement dated November 21, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For the fiscal period ended October 31, 1995, the Adviser was paid $548,035 and waived fees of $243,994 with respect to the Portfolio.


The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolio until November 21, 1997 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party. For the fiscal year ended October 31, 1995, the Administrator received a fee of $331,829 from the Portfolio.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement") which applies to both Class A and Class B shares of the Portfolio.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of the Portfolio. Class B shares are subject to the terms of a distribution plan dated August 8, 1994 (the "Class B Plan").

CLASS B PLAN

The Distribution Agreement and the Class B Plan adopted by the sole initial shareholder of the shares provides that the Class B shares of the Portfolio will pay the Distributor a fee of .35% of the average daily net assets of the Class B shares which the Distributor may use to compensate broker-dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class B Shareholders or their customers who beneficially own Class B shares.

The Fund has adopted the Class B Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class B Plan must be approved annually by a majority of the Trustees of the Fund and by a majority of the Qualified Trustees. The Class B Plan requires that quarterly written reports of amounts spent under the Class B Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class B Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class B shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Qualified Trustees. For the fiscal year ended October 31, 1995, the Distributor received from the Portfolio, pursuant to the Class B Plan, distribution fees in the amount of $130,708, with respect to the Class B shares.

===================================================================
Portfolio    Class     Total        Total Dist.     Amount Paid to
                       Dist.      Expenses as a      3rd Parties by
                     Expenses    % of net assets       SFS for
                                                     Distributor
                                                       Related
                                                       Services
AIG Money      B    $130,707.94          34.69%         $130,707.94
Market
Fund
===================================================================


TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Trust also serve as Trustees and/or officers of The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS (DOB 06/03/29) - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-
1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.




SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).

JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.

___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.

==================================================================================================================
                                                                                                 Total
                                                                                                 Compensation
                                                                                                 From Registrant
                                                                                                 and Fund
                             Aggregate Compensation     Pension or                               Complex* Paid to
                             From Registrant for the    Retirement Benefits    Estimated         Trustees for the
                             Fiscal Year Ended          Accrued as Part of     Annual Benefits   Fiscal Year Ended
Name of Person, Position     October 31, 1995           Fund Expenses          Upon Retirement   October 31, 1995
------------------------------------------------------------------------------------------------------------------
John T. Cooney               $9,429.84                        N/A                    N/A         $9,429.84 for
                                                                                                 services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------------
Frank E. Morris              $9,429.84                        N/A                    N/A         $9,429.84 for
                                                                                                 services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------------
Robert Patterson             $9,429.84                        N/A                    N/A         $9,429.84 for
                                                                                                 services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------------
Eugene B. Peters             $9,429.84                        N/A                    N/A         $9,429.84 for
                                                                                                 services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.        $9,429.84                        N/A                    N/A         $9,429.84 for
                                                                                                 services on 1
                                                                                                 board
------------------------------------------------------------------------------------------------------------------
William A. Doran, Esq.       $0                               N/A                    N/A         $0 for services
                                                                                                 on 1 board
------------------------------------------------------------------------------------------------------------------
Robert A. Nesher             $0                               N/A                    N/A         $0 for services
                                                                                                 on 1 board
==================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time, the Fund may advertise yield and tax equivalent yield of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The yield of the Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 7-day period. The yield is calculated by assuming that the income generated by the investment during that 7-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 7-day period ended October 31, 1995, the end of the Portfolio's most recent fiscal year, the current and effective yield for Class A shares of the Portfolio was 5.46% and 5.61%, respectively, and for Class B shares was 5.11% and 5.24%, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day when the New York Stock Exchange is open for business. Shares of the Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Portfolio is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the Portfolio and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Portfolio of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated. If the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Portfolio in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends.

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Certain securities purchased by the Portfolio are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the capital gain distribution.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 30% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Dividends to shareholders who are non-resident individuals or entities may be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Portfolio generally would be eligible for the corporate dividend received deduction.

STATE TAXES

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolio.

PORTFOLIO TRANSACTIONS

The Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio. For the fiscal period ended October 31, 1995, the Portfolio directed no transactions to broker-dealers for research services.


It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Portfolio does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolio is required to identify any securities of its "regular brokers or dealers" (such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1995, the Portfolio held $15,000,000 of debt securities issued by Merrill Lynch,

$15,000,000 of debt securities issued by Goldman, Sachs & Co. and $15,000,000 of debt securities issued by Morgan Stanley & Co. Incorporated.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and different classes of shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares divided into different classes. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of each class of the Portfolio's shares.

AIG MONEY MARKET FUND

           Shareholder                Number of Shares                             %
           -----------                ----------------                            ---
CLASS A:

A.I. LifeAssurance Co. of NY                  72,268,383                              24.30%
70 Pine Street, 19th fl.
New York, New York 10270

AIG Life Insurance Company                    46,068,663                              15.49%
70 Pine Street, 19th fl.
New York, New York 10270

A.I. Aviation Agency                          40,536,564                              13.63%
70 Pine Street, 19th fl.
New York, New York 10270

Transatlantic Reinsurance                     34,038,336                              11.45%
70 Pine Street, 19th fl.
New York, New York 10270

CLASS B:

National Union/MHD                             8,507,712                               7.47%
70 Pine Street, 19th fl.
New York, New York 10270

National Union/Machince Deductible            27,466,236                              24.13%
70 Pine Street, 19th fl.
New York, New York 10270

National Union/Div. 16W                       36,558,088                              32.12%
70 Pine Street, 19th fl.
New York, New York 10270

National Union/Lease Insurance                 5,806,975                               5.10%
70 Pine Street, 19th fl.
New York, New York 10270

The Fund believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.


EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions are summaries of published ratings.

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 + and 2, 1 to indicate the relative degree of safety. Issues rated A-1+ are those which possess extremely strong safety characteristics. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Service, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. The designation A1 by IBCA, Inc. ("IBCA") indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND TRUSTEES OF AIG MONEY MARKET FUND OF
THE ADVISORS' INNER CIRCLE FUND:

     We have audited the accompanying statement of net assets of AIG Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of its operations, changes in its net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 1995
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
---------------------------------------------------------

  Face
 Amount                                       Value
 (000)                                        (000)
-----------------------------------------------------
COMMERCIAL PAPER (61.5%)
-----------------------------------------------------
          Associates of North America
$  5,000  5.730%, 11/07/95                   $  4,995
  10,000  5.730%, 11/15/95                      9,978
          Bankers Trust, New York
  10,000  5.765%, 12/29/95                      9,908
          Bil North America
  12,375  5.822%, 01/23/96                     12,211
          Campbell Soup
  10,000  5.769%, 11/21/95                      9,968
          General Electric
   5,000  5.730%, 11/10/95                      4,993
  10,000  5.753%, 11/29/95                      9,956
          General Electric Capital
  10,000  5.740%, 11/10/95                      9,986
   5,000  5.746%, 12/27/95                      4,956
          Goldman Sachs
  15,000  5.762%, 11/21/95                     14,952
          Heinz (H.J.)
  10,000  5.752%, 12/01/95                      9,952
          Hertz
  10,000  5.757%, 11/13/95                      9,981
   6,000  5.757%, 11/22/95                      5,980
          Hitachi America
   7,000  5.739%, 11/03/95                      6,998
   7,200  5.745%, 11/09/95                      7,191
          J.P. Morgan
  15,000  5.737%, 11/06/95                     14,988
          Kellogg
   9,000  5.722%, 11/30/95                      8,959
          Merrill Lynch
  10,000  5.770%, 11/01/95                     10,000
   5,000  5.760%, 11/15/95                      4,989
          Morgan Stanley
  15,000  5.750%, 11/13/95                     14,971
          National Westminster Bancorp
  15,000  5.761%, 11/29/95                     14,933
          Northern States Power
  10,000  5.733%, 11/06/95                      9,992
          Pfizer
  10,000  5.758%, 11/03/95                      9,997
          Sara Lee
  10,000  5.800%, 11/06/95                      9,992
  Face
 Amount                                       Value
 (000)                                        (000)
-----------------------------------------------------
          State Street, Boston
$ 15,000  5.735%, 11/14/95                   $ 14,969
          USAA Capital
   6,000  5.746%, 12/28/95                      5,946
          Wal-Mart Stores
  15,000  5.736%, 11/03/95                     14,994
-----------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $266,735,408)               266,735
-----------------------------------------------------
TIME DEPOSITS (25.1%)
-----------------------------------------------------
          Bank Austria AG
  20,000  5.875%, 11/01/95                     20,000
          Bank of Nova Scotia
  15,000  5.750%, 11/27/95                     15,000
          Dresdner Bank AG
  20,000  5.875%, 11/01/95                     20,000
          Fifth Third Bank
  20,000  5.875%, 11/01/95                     20,000
          Sun Trust Bank, Atlanta
  20,000  5.875%, 11/01/95                     20,000
          Svenska Handelsbanken
  14,060  5.938%, 11/01/95                     14,060
-----------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $109,060,000)               109,060
-----------------------------------------------------
CERTIFICATES OF DEPOSIT (13.8%)

-----------------------------------------------------
          Abbey National
  10,000  5.800%, 01/31/96                     10,000
          Fuji Bank
  10,000  6.310%, 01/05/96                     10,000
          Industrial Bank of Japan
  10,000  5.900%, 11/20/95                     10,000
          Sanwa Bank
   5,000  6.100%, 11/13/95                      5,000
          Societe Generale
  15,000  5.740%, 11/28/95                     15,001
          Sumitomo Bank
  10,000  6.090%, 01/16/96                     10,000
-----------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $60,000,551)                 60,001
-----------------------------------------------------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 1995
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND (concluded)
---------------------------------------------------------

  Face
 Amount                                       Value
 (000)                                        (000)
-----------------------------------------------------
          TOTAL INVESTMENTS (100.4%)
            (Cost $435,795,959)              $435,796
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
-----------------------------------------------------
          OTHER ASSETS AND
            LIABILITIES, NET                   (1,657)
-----------------------------------------------------
          TOTAL OTHER ASSETS AND
            LIABILITIES                        (1,657)
-----------------------------------------------------
NET ASSETS:
          Portfolio shares of Class A
            (unlimited authorization -- no
            par value) based on 313,654,621
            outstanding shares of
            beneficial interest               313,654
          Portfolio shares of Class B
            (unlimited authorization -- no
            par value) based on 120,481,679
            outstanding shares of
            beneficial interest               120,482
          Accumulated net realized gain on
            investments                             3
-----------------------------------------------------
          TOTAL NET ASSETS: (100.0%)         $434,139
-----------------------------------------------------
          Net Asset Value, Offering &
            Redemption Price Per Share --
            Class A                             $1.00
          Net Asset Value, Offering &
            Redemption Price Per Share --
            Class B                             $1.00
-----------------------------------------------------

    The accompanying notes are an integral part of the financial statements

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the Period Ending October 31, 1995
--------------------------------------------------------------------------------

                                                                     12/1/94 to
                                                                    10/31/95 (1)
                               AIG MONEY MARKET FUND                   (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                            $ 18,992
                                                                       -------
    Total Investment Income                                             18,992
                                                                       -------
EXPENSES:
  Investment Advisory Fees                                                 792
  Waiver of Investment Advisory Fees                                      (244)
  Administrative Fees                                                      332
  Custodian Fees                                                            39
  Professional Fees                                                         65
  Transfer Agent Fees                                                       41
  Printing Fees                                                             20
  Directors' Fees                                                           18
  Registration and Filing Fees                                             161
  Distribution Fees (2)                                                    131
  Insurance and Other Fees                                                  11
  Amortization of Deferred Organizational Costs                             12
  Pricing Fees                                                               3
  Rating Fees                                                               15
                                                                       -------
      Total Expenses                                                     1,396
                                                                       -------
    Net Investment Income                                               17,596
                                                                       -------
NET REALIZED GAIN FROM SECURITIES SOLD                                       3
                                                                       -------
NET REALIZED GAIN ON INVESTMENTS                                             3
                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 17,599
                                                                       =======

(1) The AIG Money Market Fund Commenced operations on December 1, 1994.
(2) Distribution Fees are incurred at the Class B level which commenced operations on February 16, 1995.

    The accompanying notes are an integral part of the financial statements

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND
For the Period Ending October 31, 1995
--------------------------------------------------------------------------------

                                                                    12/1/94 to
                                                                   10/31/95 (2)
                             AIG MONEY MARKET FUND                    (000)
-------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Income                                            $     17,596
  Net Realized Gain on Securities                                             3
                                                                   ------------
      Increase in Net Assets Resulting from Operations                   17,599
                                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A                                                             (15,644)
    Class B                                                              (1,952)
                                                                   ------------
  Total Distributions                                                   (17,596)
                                                                   ------------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Class A
    Shares Issued                                                    14,099,321
    Shares Issued in Lieu of Cash Distributions                          14,200
    Shares Redeemed                                                 (13,799,867)
                                                                   ------------
      Net Class A Share Transactions                                    313,654
                                                                   ------------
  Class B
    Shares Issued                                                       178,792
    Shares Issued in Lieu of Cash Distributions                           1,516
    Shares Redeemed                                                     (59,826)
                                                                   ------------
      Net Class B Share Transactions                                    120,482
                                                                   ------------
Increase in Net Assets From Share Transactions                          434,136
                                                                   ------------
Total Increase in Net Assets                                            434,139
                                                                   ============
NET ASSETS:
  Beginning of Period                                                   --
  End of Period                                                    $    434,139
                                                                   ============

(2) The AIG Money Market Fund Class A and Class B commenced operations on December 1, 1994 and February 16, 1995 respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For the Period Ending October 31, 1995
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Year

                                                                                                                          Ratio
                                                                     Net                                   Ratio         of Net
        Net                                      Net               Assets                    Ratio      of Expenses   Income (Loss)
       Asset                  Distributions     Asset                End        Ratio        of Net     to Average     to Average
       Value        Net         from Net        Value                of      of Expenses     Income     Net Assets     Net Assets
     Beginning   Investment    Investment        End      Total    Period    to Average    to Average   (Excluding     (Excluding
     of Period     Income        Income       of Period   Return    (000)    Net Assets    Net Assets    Waivers)       Waivers)
     ---------   ----------   -------------   ---------   ------   -------   -----------   ----------   -----------   -------------
------------------
AIG MONEY MARKET
------------------
  CLASS A (1)
    1995   $1.00    0.05          (0.05)        $1.00      5.75%*  313,657      0.40%*        5.60%*       0.47%*          5.53%*
  CLASS B (1)
    1995   $1.00    0.04          (0.04)        $1.00      5.43%*  120,482      0.75%*        5.18%*       0.85%*          5.08%*

*  Annualized
(1) The AIG Money Market Fund Class A and Class B commenced operations on December 1, 1994 and February 16, 1995 respectively.

    The accompanying notes are an integral part of the financial statements

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1995

--------------------------------------------------------------------------------

1.  ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements herein present those of the AIG Money Market Fund (the "Fund"). The Fund is registered to offer two classes of shares: Class A and Class B. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

        Security Valuation -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

        Federal Income Taxes -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

        Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Cost used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

        Net Asset Value Per Share -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of assets, less liabilities, by the number of shares outstanding.

        Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

        Investment securities of the Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

        Expenses -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 1995

--------------------------------------------------------------------------------

        Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

        Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

     The Fund incurred organization costs of $67,000. These costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Organization costs include legal fees of approximately $21,000 for organizational work performed by a law firm of which an officer of the Fund is a partner.

     Certain officers and trustees of the Trust are also officers of SEI Financial Management Company (the "Administrator") and/or SEI Financial Services Company. Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of .145% of the Fund's average daily net assets up to $100 million; .1125% of the Fund's average daily assets from $100 million up to and including $200 million; .07% of the Fund's average daily net assets from $200 million up to and including $450 million; and .05% of the Fund's average daily net assets over $450 million. The Fund is obligated to pay the Administrator a minimum annual fee of $100,000.

     The Trust and SEI Financial Services Company ("SFS" or "the Distributor") under which SFS acts as the distributor of the Fund's shares have entered into a Distribution Agreement. The distributor receives no fees for its distribution services under this agreement. The Fund has adopted a Distribution Plan ("the Plan") on behalf of the Class B shares pursuant to Rule 12b-1. The Plan provides for payment to the Distributor at an annual rate of .35% of the average daily net assets of the Class B shares.

     DST Systems, Inc., 811 Main Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 1995

--------------------------------------------------------------------------------

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to .25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit operating expenses to not more than
 .40% of the average daily net assets of Class A and not more than .75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time.

     CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold in the Fund.

6.  CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry.

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                           HGK ASSET MANAGEMENT, INC.

The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Portfolio"), which is a separate series of the Fund.

                             HGK FIXED INCOME FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 28, 1996

HGK-F-001-01

                                    SUMMARY

The following provides basic information about the HGK Fixed Income Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT IS THE INVESTMENT OBJECTIVE? The Portfolio seeks total return through current income and capital appreciation consistent with the preservation of capital.

WHAT ARE THE PERMITTED INVESTMENTS? The Portfolio intends to invest primarily in U.S. dollar denominated fixed income securities. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors".

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The investment policies of the Portfolio entail certain risks and considerations of which investors should be aware. The Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Portfolio, generally tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Portfolio may invest in securities that have speculative characteristics. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities, including prepayment risk, which may vary depending on the type of asset. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors".

WHO IS THE ADVISER? HGK Asset Management, Inc. serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser".

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent of the Portfolio. See "The Administrator".

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent".

WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as the distributor of the Portfolio's shares. See "The Distributor".

IS THERE A SALES LOAD? No, shares of the Portfolio are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The Portfolio has a minimum initial investment of $2,000, which the Distributor may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. To open an account by wire, you must first call 1-800-808-4921. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares".

HOW ARE DISTRIBUTIONS PAID? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends within two Business Days after the purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions".

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           HGK FIXED INCOME FUND
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.....................................None
Maximum Sales Load Imposed on Reinvested Dividends..........................None
Deferred  Sales  Load.......................................................None
Redemption Fees(1)..........................................................None
Exchange Fees...............................................................None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.



ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                           HGK FIXED INCOME FUND
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)......................................0.00%
Other Expenses (after reimbursements)......................................1.00%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers and reimbursements) (2)........1.00%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fee and to reimburse certain expenses of the Portfolio to the extent that Total Operating Expenses will not exceed 1.00%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time in its sole discretion. Absent such waivers and reimbursements, advisory fees, "Other Expenses" and total operating expenses for the Portfolio would be .50%, 1.33% and 1.83%, respectively, of average daily net assets on an annualized basis.





EXAMPLE

                                                           HGK FIXED INCOME FUND
                                              1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------

 An investor would pay the following expenses
 on a $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of        $10      $32      $55      $122
 each time period:
--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. Additional information may be found under "The Adviser" and "The Administrator".

FINANCIAL HIGHLIGHTS                            THE ADVISORS' INNER CIRCLE FUND

The following information on the HGK Fixed Income Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto.

For a Share of the Portfolio Outstanding Throughout the Period:


                                                     HGK FIXED
                                                       INCOME
                                                        FUND
----------------------------------------------------------------
                                                      11/3/94(1)
                                                         TO
                                                      10/31/95
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $   10.00
----------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income........................       0.67
     Realized and Unrealized
     Gains on Securities..........................       0.88
----------------------------------------------------------------
Total From Investment Operations..................       1.55
----------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income..........      (0.67)
Distributions From Capital Gains..................         --
       Total Distributions........................      (0.67)
----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................  $   10.88
----------------------------------------------------------------
TOTAL RETURN......................................    16.07%*
----------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)...................  $  10,420
Ratios Of Expenses To Average Net Assets..........     1.00%*
Ratio Of Expenses To Average Net Assets                2.37%*
   (Excluding Fee Waivers and Reimbursements).....
Ratio Of Net Income To Average                         6.38%*
   Net Assets.....................................
Ratio Of Net Income (Loss) to Average Net Assets
   (Excluding Fee Waivers and Reimbursements).....     5.01%*
Portfolio Turnover Rate...........................     300.48%
===============================================================

* Annualized
(1) The HGK Fixed Income Fund commenced operations on November 3, 1994.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's HGK Fixed
Income Fund (the "Portfolio"). Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVE AND POLICIES

The Portfolio seeks total return through current income and capital appreciation consistent with the preservation of capital. There can be no assurance that the Portfolio will be able to achieve this investment objective.

The Portfolio will normally invest at least 65% of its total assets in the following U.S. dollar denominated fixed income securities: (i) U.S. Treasury obligations, including STRIPS; (ii) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; (iii) corporate bonds and debentures issued by U.S. and foreign issuers and, at the time of purchase, rated in one of the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff") or Fitch Investors Service, Inc. ("Fitch"), or, if not rated, determined to be of comparable quality by the Adviser; (iv) securities of the government of Canada and its provincial and local governments; and (v) securities of foreign governments.

The Portfolio may also invest up to 35% of its total assets in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and asset-backed securities meeting the rating quality criteria described above. Under normal conditions, the Portfolio may also hold up to 20% of its total assets in cash or investments in repurchase agreements or money market instruments, described below under "In General", in order to maintain liquidity, or in the event that the Adviser determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may also invest up to 5% of its net assets in stripped mortgage-backed securities, including securities that receive interest-only payments and other securities that receive principal-only payments.

The Portfolio may purchase zero coupon obligations and securities that pay interest on a variable or floating rate basis. The Portfolio may invest up to 15% of its net assets in restricted securities.

The Adviser may purchase securities with any stated remaining maturity. However, under normal circumstances, the Portfolio expects to maintain a dollar weighted average remaining maturity of approximately 10 years. In determining the maturity of mortgage-backed securities, the Portfolio will use the expected life of such securities, which is based upon the anticipated prepayment patterns of the underlying mortgages.

IN GENERAL

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Portfolio may invest up to 100% of its assets in cash and money market instruments, consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at the time of purchase at least A-1 by S&P or P-1 by Moody's, or unrated commercial paper determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing; and, to the extent permitted by applicable law, shares of other investment companies.

The Adviser seeks to achieve the Portfolio's investment objective by outperforming the Lehman Government Corporate Bond Index while taking less risk and protecting the Portfolio's principal. The Adviser attempts to maintain a relatively duration-neutral posture versus the Lehman Government Corporate Bond Index (that is, maintaining a maximum 10% over- or under-weighting relative to the duration of such Index), while adding value through the overweighting of particular sectors or areas of the yield curve. The Adviser believes that by not including large interest rate bets or sizable duration shifts in its strategy, it can reduce the volatility of returns and limit the loss of principal.

Debt rated BBB or Baa is regarded as having an adequate capacity to pay interest and repay principal. (Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.)

In the event any security held by the Portfolio is downgraded below the rating categories set forth above, the Adviser will review the security and determine whether to retain or dispose of that security.

Although the Portfolio cannot accurately predict its portfolio turnover rate, under normal circumstances the portfolio turnover rate is not expected to exceed 200% per year. A portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy of finding market pricing inefficiencies rather than forecasting interest rates. The Adviser may sell securities held for a short time in order to take advantage of what the Adviser believes to be temporary disparities in normal yield relationships between securities. A Portfolio turnover rate in excess of 100% may result in higher transaction costs to the Portfolio and may increase the amount of taxes payable by the Portfolio's shareholders.

For a further discussion of the Portfolio's permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies.

4. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

HGK Asset Management, Inc. (the "Adviser") was incorporated in 1983 by three principals, Jeffrey T. Harris, Warren A. Greenhouse, and Joseph E. Kutzel. While the Adviser has no previous experience managing investment companies, it has, however, provided equity, fixed income and balanced fund management of individually structured portfolios since its inception. As of January 19, 1996, total assets under management were approximately $11.2 billion. The principal business address of the Adviser is Newport Tower, 525 Washington Blvd., Jersey City, New Jersey 07310.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

Gregory W. Lobo, Vice President, Senior Portfolio Manager of Fixed Income Securities, Anthony Santoliquido, Portfolio Manager of Fixed Income Securities and Patricia Bernabeo, Portfolio Manager of Fixed Income Securities have managed the Portfolio since its inception. Mr. Lobo has been with the Adviser since 1990. Mr. Santoliquido has been with the Adviser since 1993 and prior to that he was at Hilliard Farber and Co. Brokerage.
Ms. Bernabeo has been with the Adviser since 1992 and prior to that was at New York University.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees for, and reimburse expenses of, the Portfolio to the extent necessary in order to limit net operating expenses to an annual rate of not more than 1.00% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, the Adviser received an advisory fee of .00% of the Portfolio's average daily net assets, and the Adviser reimbursed expenses equal to .87% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Portfolio's average daily net assets. However, the Portfolio pays the Administrator a minimum annual fee of $75,000, and consequently the annual administration fee the Portfolio pays will exceed .20% of the Portfolio's average daily net assets at low asset levels.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Fund's distributor. No compensation is paid to the Distributor for distribution services for the shares of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Portfolio directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolio may be made on a day on which the New York Stock Exchange is open for business ("Business Day"). Shares of the Portfolio are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in the Portfolio is $2,000 and subsequent purchases must be at least $1,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to HGK Fixed Income Fund) for $2,000 or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas; ABA #10-10-00695; for Account Number 98-7060-029-3; Further Credit: HGK Fixed Income Fund. The shareholder's name and account number must be specified in the wire.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

SYSTEMATIC INVESTMENT PLAN

A shareholder may also arrange for periodic additional investments in the Portfolio through automatic deductions by Automated Clearing House ("ACH") transactions from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $500 per month. An Account Application form may be obtained by calling 1-800-932-7781.

TAX DEFERRED INVESTMENT

The Portfolio is eligible for investment by tax-deferred retirement programs such as 401(k) plans, Simplified Employee Pension Plans ("SEP accounts") and IRAs. The minimum initial investment amount for an account established under such programs is $2,000. All accounts established in the Portfolio under such programs must elect to have all dividends reinvested in the Portfolio.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after a valid redemption order, in good form, is received. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the purchase date. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

SYSTEMATIC WITHDRAWAL PLAN

The Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $50,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholder may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures.
Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of 4:00 p.m., Eastern time on any Business Day. The Portfolio will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

PERFORMANCE

From time to time, the Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds.
Measures of
volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders.
Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; dividends of the Portfolio are not expected to qualify for this deduction. Any net capital gain will be distributed annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholder has held shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions.

Certain securities purchased by the Portfolio (such as STRIPS, defined in "Description of Permitted Investments and Risk Factors" below) are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

THE FUND

The Fund, an open-end management investment company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares.
All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Portfolio's expense ratios are disclosed under "Financial Highlights".

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund.
In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on the first Business Day of each month. Shares purchased begin earning dividends on the Business Day following receipt of funds by the Transfer Agent. Normally, this will occur within two Business Days after an order is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Portfolio are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


The following is a description of some permitted investments for the Portfolio, and the associated risk factors:


ASSET-BACKED SECURITIES - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES - Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.


MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or
----------------------------------
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities:  These are mortgage-backed securities issued by
-------------------------------
a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top four rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations or multiclass pass-through certificates issued
----
by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the
------
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Risk Factors:  Due to the possibility of prepayments of the underlying mortgage
------------
instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

SECURITIES OF FOREIGN GOVERNMENTS - The Portfolio may invest in U.S. dollar denominated obligations or securities of the Government of Canada and its provincial and local governments and U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities. Permissible investments may consist of obligations of foreign branches of U.S. Banks and of foreign banks, including Yankee Certificates of Deposit. In addition, the Portfolio may invest in American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.
The value of the Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S.
dollar, and the Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S.
Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., FNMA). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.



ZERO COUPON OBLIGATIONS - Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                               TABLE OF CONTENTS

SUMMARY............................................................   2
EXPENSE SUMMARY....................................................   4
THE FUND AND THE PORTFOLIO.........................................   6
INVESTMENT OBJECTIVE AND POLICIES..................................   6
INVESTMENT LIMITATIONS.............................................   8
THE ADVISER........................................................   9
THE ADMINISTRATOR..................................................   9
THE TRANSFER AGENT.................................................  10
THE DISTRIBUTOR....................................................  10
PURCHASE AND REDEMPTION OF SHARES..................................  10
PERFORMANCE........................................................  13
TAXES..............................................................  14
GENERAL INFORMATION................................................  15
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..............  17

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolio:
HGK FIXED INCOME FUND



Adviser:
HGK ASSET MANAGEMENT, INC.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FINANCIAL MANAGEMENT CORPORATION



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1996

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                   PORTFOLIO:
                             HGK FIXED INCOME FUND

                              INVESTMENT ADVISER:
                           HGK ASSET MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus and relates only to the HGK Fixed Income Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio and should be read in conjunction with the Portfolio's Prospectus dated February 28, 1996. The Prospectus for the Portfolio may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE FUND...............................................................  S - 3
DESCRIPTION OF PERMITTED INVESTMENTS...................................  S - 3
INVESTMENT LIMITATIONS.................................................  S - 4
THE ADVISER............................................................  S - 6
THE ADMINISTRATOR......................................................  S - 6
THE DISTRIBUTOR........................................................  S - 7
TRUSTEES AND OFFICERS OF THE FUND......................................  S - 8
COMPUTATION OF YIELD AND TOTAL RETURN..................................  S - 11
PURCHASE AND REDEMPTION OF SHARES......................................  S - 12
DETERMINATION OF NET ASSET VALUE.......................................  S - 12
TAXES..................................................................  S - 12
PORTFOLIO TRANSACTIONS.................................................  S - 14
DESCRIPTION OF SHARES..................................................  S - 16
SHAREHOLDER LIABILITY..................................................  S - 16
LIMITATION OF TRUSTEES' LIABILITY......................................  S - 17
5% SHAREHOLDERS........................................................  S - 17
EXPERTS................................................................  S - 18
FINANCIAL..............................................................  S - 18


February 28, 1996

THE FUND

This Statement of Additional Information relates only to the HGK Fixed Income Fund (the "Portfolio"). The Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares". No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectus.

FLOATING RATE INSTRUMENTS have a rate of interest that is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. The Portfolio can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Portfolio may use the longer of the period required before the Portfolio is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity of the instrument. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the Prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Portfolio may be restricted securities and the Adviser may invest up to 15% of the net assets of the Portfolio in restricted securities provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines which are the responsibility of and are periodically reviewed by the Board of

Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A promulgated under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, certain state securities regulators have required that the Portfolio include Rule 144A securities in the 15% limitation. The Portfolio will so limit its investments, but intends to remove or loosen this restriction once permitted to do so by state regulators.

Certain U.S. Government Agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.
Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or supported by the issuing agency's right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality.

INVESTMENT LIMITATIONS

The Portfolio may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

9. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Write or purchase puts, calls, options or combinations thereof or invest in warrants.

The foregoing percentages will apply at the time of the purchase of a security.


THE ADVISER

The Fund and HGK Asset Management Inc. (the "Adviser") have entered into an advisory agreement dated August 15, 1994 (the "Advisory Agreement"). The Advisory

Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For the fiscal period ended October 31, 1995, the Adviser was paid $0, waived fees of $39,390 and reimbursed expenses of $68,886.

To the extent the Portfolio purchases securities of open end investment companies, the Adviser will waive its advisory fee on that portion of the Portfolio's assets invested in such securities.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement dated November 14, 1991 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolio until August 15, 1999 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party. For the fiscal period ended October 31, 1995, the Administrator received fees of $74,589 for the Portfolio.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of any Portfolio.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Trust also serve as Trustees and/or officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS - (DOB 06/03/29) Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial

Officer, Western Company of North America (petroleum service company) (1980-
1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994.
Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

*1

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

**1 KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).

JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary -Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value

Value Management and President of Dreman Financial Services, Inc. prior to
1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.

___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal period ended October 31, 1995.

                                                                                                         Total
                                                                                                         Compensation
                                                                                                         From Registrant
                                                                                                         and Fund
                             Aggregate Compensation        Pension or                                    Complex* Paid to
                             From Registrant for the       Retirement Benefits     Estimated             Trustees for the
                             Fiscal Period Ended           Accrued as Part of      Annual Benefits       Fiscal Period
Name of Person, Position     October 31, 1995              Fund Expenses           Upon Retirement       Ended October 31,
                                                                                                         1995
------------------------------------------------------------------------------------------------------------------------------

John T. Cooney               $9,429.84                           N/A                   N/A               $9,429.84 for
                                                                                                         services on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------
Frank E. Morris              $9,429.84                           N/A                   N/A               $9,429.84 for
                                                                                                         services on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------
Robert Patterson             $9,429.84                           N/A                   N/A               $9,429.84 for
                                                                                                         services on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters             $9,429.84                           N/A                   N/A               $9,429.84 for
                                                                                                         services on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.        $9,429.84                           N/A                   N/A               $9,429.84 for
                                                                                                         services on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.       $0                                  N/A                   N/A               $0 for service on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher             $0                                  N/A                   N/A               $0 for service on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time, the Fund may advertise yield, tax equivalent yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1995, the Portfolio's yield was 5.77%.

A tax equivalent yield is computed by dividing the portion of the yield that is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax exempt.

The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the period from November 3, 1994 (commencement of operations) through October 31, 1995, the total return was 16.07% (annualized).


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares of the Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following:
(i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Portfolio generally would be eligible for the corporate dividend received deduction.

STATE TAXES

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolio.

PORTFOLIO TRANSACTIONS

The Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio. For the fiscal period ended October 31, 1995, the Portfolio directed no transactions to broker-dealers for research services.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal period ended October 31, 1995 the Portfolio paid the Distributor brokerage commissions in the aggregate amount of $139. For the fiscal period ended October 31, 1995, the commission the Portfolio paid to the Distributor represented 29% of the aggregate brokerage commissions which were paid on transactions that represented 4% of the aggregate dollar amount of transactions that incurred commissions paid by the Portfolio during such period. Aggregate brokerage commissions paid by the Portfolio for the period ended October 31, 1995 was $486.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolio is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1995, the Portfolio held $296,625 of debt securities issued by Lehman Brothers.

For the fiscal year ended October 31, 1995, the portfolio turnover rate for the Portfolio was 300.48%.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios.

HGK fixed Income Fund

Shareholder                                    Number of Shares
%
Westchester Heavy Construction             115,017.4640        10.43%
Local 60 General Fund
c/o Mr. Joseph Dominick
140 Broadway


Hawthorne, NY  10534-1104
Sam Agati TTEE                             152,375.1400        13.81%
Laborers Local #322 General Fund
P.O. Box 361
Massena, NY  13662-0361


Joint Council No. 40 Retirement Plan       108,492.4380     9.84%
For Full-Time Paid Officers &
Business Representatives
910 Sheraton Dr., Suite 210
Mars, PA  16046-9440

Laborers' Local 17                         58,993.6410      5.35%
Training & Education Trust Fund
C/O Victor Mandia
305 C Little Britain Road
Newburgh, NY  12550-5126

Ritangela Construction Corp.               58,720.6360      5.32%
P.O. Box 9153 176 Route 304
Bardonia, NY  10954

Terry Peck And                             55,653.3080      5.05%
Edward A. Grimm TTEES
Plumbers & Piperfitters Local 520
JT Apprntshp & Training Comm Fund
7193 Jonestown Rd C/O Murphy
Harrisburg, PA  17112-3649

The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of HGK Fixed Income Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of HGK Fixed Income Fund (one of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of HGK Fixed Income Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of its operations, changes in its net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                  [PIE CHART APPEARS HERE]

A pie chart depicting industry breakdowns in the HGK Fixed Income Fund as a percentage of Total Fund Investments. The breakdown is as follows:

                 Industry                   %
                 --------                   -
                 Industrial                27%
                 U.S. Gov't Agency         26%
                 U.S. Treasury             18%
                 Financial                 10%
                 Repurchase Agreements      7%
                 Yankee                     7%
                 Utility                    4%
                 Asset Backed               1%

                                                               Face     Market
                                                              Amount    Value
HGK FIXED INCOME FUND                                          (000)    (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 47.5%
 Asarco
  8.500%, 05/01/25                                             $350  $   386
 Brascan Yankee Bond
  7.375%, 10/01/02                                              250      249
 CCP Insurance
  10.500%, 12/15/04                                             250      273
 Countrywide Funding MTN
  6.880%, 08/03/98                                              150      152
 Dresdner Bank
  6.625%, 09/15/05                                              500      503
 General Motors Acceptance Corporation
  6.625%, 10/01/02                                              350      352
 General Motors Corporation
  7.400%, 09/01/25                                              175      179
 IBM
  6.375%, 11/01/97                                              290      291
 KMart
  7.950%, 02/01/23                                              225      188
 Lehman Brothers
  5.040%, 12/15/03                                              300      297
 Niagara Mohawk Power
  7.750%, 05/15/06                                              500      451
 Philip Morris Companies
  8.750%, 12/01/96                                              400      412
 Republic of Italy Global Bond
  6.875%, 09/27/23                                              250      230
 Time Warner
  7.950%, 02/01/00                                              475      496
 Union Pacific Railroad
  8.350%, 05/01/25                                              450      489
                                                                     -------
TOTAL CORPORATE BONDS
 (Cost $4,864,504)                                                     4,948

U.S. GOVERNMENT AGENCY OBLIGATION -- 25.4%
 FHLB
  5.000%, 07/16/96                                             $250  $   249
 FHLMC
  7.360%, 03/05/98                                              375      376
  6.730%, 03/21/01                                              250      251
 FNMA
  6.020%, 09/19/97 callable 9/16/96 @ 100                       375      375
 FNMA MTN
  7.375%, 03/28/05                                              450      483
  7.650%, 05/04/05                                              150      152
 FNMA Pool# 50759
  6.000%, 07/01/00                                              208      205
 FNMA Series 1994-M3 Class A CMO
  7.710%, 04/25/06                                              246      257
 SLMA
  5.240%, 03/03/97                                              300      297
                                                                     -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
 (Cost $2,583,702)                                                     2,645
                                                                     -------
U.S. TREASURY OBLIGATIONS -- 17.7%
 U.S. Treasury Bonds
  7.500%, 11/15/16                                              425      479
  7.250%, 08/15/22                                              200      221
 U.S. Treasury Notes
  7.500%, 01/31/96                                              250      251
  7.250%, 02/15/98                                              300      310
  7.500%, 11/15/01                                              400      432
  5.750%, 08/15/03                                              150      148
                                                                     -------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,736,923)                                                     1,841
                                                                     -------
ASSET BACKED SECURITIES -- 1.3%
 Ford Credit Grantor Trust 94b A
  7.300%, 10/15/99                                              139      141
                                                                     -------
TOTAL ASSET BACKED SECURITIES
 (Cost $138,725)                                                         141
                                                                     -------
REPURCHASE AGREEMENT -- 6.6%
 Lehman Brothers Securities 5.54%, dated 10/31/95, matures
  11/01/95, repurchase price $685,478 (collateralized by U.S.
  Treasury Note, par value 692,771, 6.625%, matures 03/31/97:
  market value 705,905)                                                  685
                                                                     -------
TOTAL REPURCHASE AGREEMENT
 (Cost $685,478)                                                         685
                                                                     -------
TOTAL INVESTMENTS -- 98.5%
 (Cost $10,009,332)                                                  $10,260
                                                                     =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                       Market
                                                                        Value
HGK FIXED INCOME FUND                                                   (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.5%
 Other Assets and Liabilities, Net                                     $   160
                                                                       =======
NET ASSETS:
 Portfolio shares (unlimited authorization--no par value) based on
  957,731 outstanding shares of beneficial interest                      9,752
 Accumulated net realized gain on investments                              417
 Net unrealized appreciation on investments                                251
                                                                       -------
TOTAL NET ASSETS: -- 100.0%                                            $10,420
                                                                       =======
 Net Asset Value, Offering Price and Redemption Price Per Share        $ 10.88
                                                                       =======

CMO--Collateralized Mortgage Obligation
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
MTN--Medium Term Note
SLMA--Student Loan Marketing Association

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the period ended October 31, 1995

                                                                        HGK
                                                                    FIXED INCOME
                                                                        FUND
                                                                    ------------
                                                                    11/03/94(1)
                                                                    TO 10/31/95
                                                                       (000)
--------------------------------------------------------------------------------
Investment Income:
 Interest Income..................................................     $  584
--------------------------------------------------------------------------------
  Total Investment Income.........................................        584
--------------------------------------------------------------------------------
Expenses:
 Investment Advisory Fees.........................................         39
 Waiver of Investment Advisory Fees...............................        (39)
 Contributions by Adviser.........................................        (69)
 Administrative Fees..............................................         74
 Custodian Fees...................................................          4
 Professional Fees................................................         24
 Transfer Agent Fees..............................................         16
 Printing Fees....................................................          6
 Directors' Fees..................................................          4
 Registration and Filing Fees.....................................         11
 Insurance and Other Fees.........................................          3
 Amortization of Deferred Organizational Costs....................          3
 Pricing Fees.....................................................          3
--------------------------------------------------------------------------------
  Total Expenses..................................................         79
--------------------------------------------------------------------------------
   Net Investment Income..........................................        505
--------------------------------------------------------------------------------
 Net Realized Gain from Securities Sold...........................        417
 Net Unrealized Appreciation of Investment Securities.............        251
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments.................        668
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations.............     $1,173
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) The HGK Fund Commenced operations on November 3, 1994.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the period ended October 31, 1995

                                                                        HGK
                                                                    FIXED INCOME
                                                                        FUND
                                                                    ------------
                                                                    11/03/94(2)
                                                                    TO 10/31/95
                                                                       (000)
--------------------------------------------------------------------------------
Investment Activities:
 Net Investment Income.............................................   $   505
 Net Realized Gain on Securities Sold..............................       417
 Net Unrealized Appreciation of Investment Securities..............       251
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.............     1,173
--------------------------------------------------------------------------------
Distributions to Shareholders:
 Net Investment Income.............................................      (505)
--------------------------------------------------------------------------------
  Total Distributions..............................................      (505)
--------------------------------------------------------------------------------
Capital Share Transactions:
 Shares Issued.....................................................    10,408
 Shares Issued in Lieu of Cash Distributions.......................       504
 Shares Redeemed...................................................    (1,160)
--------------------------------------------------------------------------------
 Increase in Net Assets Derived from Capital Share Transactions....     9,752
--------------------------------------------------------------------------------
  Total Increase in Net Assets.....................................    10,420
--------------------------------------------------------------------------------
Net Assets:
 Beginning of Period...............................................       --
--------------------------------------------------------------------------------
 End of Period.....................................................   $10,420
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
 Shares Issued.....................................................     1,022
 Issued in Lieu of Cash Distributions..............................        48
 Redeemed..........................................................      (112)
--------------------------------------------------------------------------------
  Net Increase in Share Transactions...............................       958
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(2) The HGK Fund commenced operations on November 3, 1994.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout the Period

            Net               Realized and                                Net               Net                  Ratio
           Asset               Unrealized  Distributions                 Asset            Assets      Ratio      of Net
           Value      Net       Gains or     from Net    Distributions   Value              End    of Expenses   Income
         Beginning Investment  Losses on    Investment   from Capital     End     Total  of Period to Average  to Average
         of Period   Income    Securities     Income         Gains     of Period Return    (000)   Net Assets  Net Assets
         --------- ---------- ------------ ------------- ------------- --------- ------- --------- ----------- ----------
---------------------
HGK FIXED INCOME FUND
---------------------
1995(1)   $10.00      0.67        0.88         (0.67)         --        $10.88   16.07%*  10,420     1.00%*      6.38%*
                              Ratio
              Ratio       of Net Income
           of Expenses      (Loss) to
           to Average        Average
           Net Assets      Net Assets
           (Excluding      (Excluding    Portfolio
           Waivers and     Waivers and   Turnover
         Reimbursements) Reimbursements)   Rate
         --------------- --------------- ---------
---------------------
HGK FIXED INCOME FUND
---------------------
1995(1)      2.37%*          5.01%*       300.48%

 * Annualized
(1) The HGK Fixed Income Fund commenced operations on November 3, 1994.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND

October 31, 1995
1. Organization:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements herein present those of the HGK Fixed Income Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

  Security Valuation -- Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Federal Income Taxes -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal Income taxes is required.

  Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest Income is recognized on the accrual basis. Cost used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

  Net Asset Value Per Share -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of assets, less liabilities, by the number of shares outstanding.

  Other -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

  Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

  Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

3. Organization Costs and Transactions with Affiliates:

The Fund incurred organization costs of approximately $13,000. These costs have been capitalized by the fund and are being amortized over sixty months commencing with operations. In the event of the initial shares of the fund redeemed by any holder thereof during the period that the fund is amortizing its organizational costs the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $11,000 for organizational work performed by a law firm of which an officer of the fund is a partner.

Certain officers and trustees of the Trust are also officers of SEI Financial Management Company (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement, under which the

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .20% of the Fund's average daily net assets.

DST Systems Inc., 811 Main Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. Investment Advisory and Custodian Agreements:

The Trust and HGK Asset Management, Inc. (the "Advisor") are parties to an Investment Advisory Agreement under which the Advisor receives an annual fee equal to .50% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit operating expenses to not more than 1.00% of the average daily net assets of the Fund. Fee waivers are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold in the Fund.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 1995 are as follows:

                                                                HGK FIXED INCOME
                                                                   FUND (000)
                                                                ----------------
Purchases
 Government....................................................     $10,129
 Other.........................................................      20,751
Sales
 Government....................................................     $ 6,385
 Other.........................................................      15,862

At October 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal Income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1995, is as follows:

                                                                HGK FIXED INCOME
                                                                   FUND (000)
                                                                ----------------
Aggregate gross unrealized appreciation........................       $312
Aggregate gross unrealized depreciation........................        (61)
                                                                      ----
Net unrealized appreciation....................................       $251
                                                                      ====

                        THE ADVISORS' INNER CIRCLE FUND
                              Investment Adviser:
                              OAK ASSOCIATES, LTD.


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each, a "Portfolio"), each of which is a separate series of the Fund.

                          WHITE OAK GROWTH STOCK FUND
                         PIN OAK AGGRESSIVE STOCK FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1996

                                    SUMMARY

The following summary provides basic information about the White Oak Growth Stock Fund ("White Oak Portfolio") and Pin Oak Aggressive Stock Fund ("Pin Oak Portfolio"). The White Oak Portfolio and the Pin Oak Portfolio are sometimes referred to individually as a "Portfolio" and collectively as the "Portfolios." The Portfolios are two of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES? Each Portfolio seeks long-term capital growth by investing primarily in common stocks of companies that, in the Adviser's opinion, have strong earnings potential and reasonable market valuations relative to the market as a whole and common stocks of companies in the same respective industry classifications. The White Oak Portfolio invests primarily in established companies with large market capitalization (in excess of $1 billion). The Pin Oak Portfolio invests primarily in companies with small to medium market capitalization; such companies may be positioned in emerging growth industries. There is no assurance that either Portfolio will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? The investment policies of each Portfolio entail certain risks and considerations of which an investor should be aware. Each Portfolio invests in securities that fluctuate in value, and investors should expect each Portfolio's net asset value per share to fluctuate in value. The share value of the Pin Oak Portfolio may experience greater volatility than the share value of the White Oak Portfolio because it invests in less established, smaller capitalization companies.

For more information about each Portfolio, see "Investment Objectives and Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? Oak Associates, Ltd. serves as the investment adviser of each Portfolio. In addition to advising the Portfolios, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent of the Portfolios. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as the distributor of the Portfolios' shares. See "The Distributor."

IS THERE A SALES LOAD? No, shares of each Portfolio are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? Each Portfolio has a minimum initial investment of $2,000, and requires subsequent purchases to be at least $500. The Distributor may waive these minimums at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The Portfolios also offer both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of quarterly dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
                                              WHITE OAK GROWTH STOCK FUND
                                             PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                       None
Sales Load Imposed on Reinvested Dividends            None
Deferred Sales Load                                   None
Redemption Fees (1)                                   None
Exchange Fees                                         None
--------------------------------------------------------------------------------
(1) A wire redemption charge of $10.00 is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES


(as a percentage of average net assets)            WHITE OAK       PIN OAK AGGRESSIVE
                                               GROWTH STOCK FUND       STOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)               .06%                .30%
12b-1 Fees                                          None                None
Other Expenses                                      .94%                .70%
----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers
and reimbursements) (2)                            1.00%               1.00%
----------------------------------------------------------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, waived a portion of its fee and/or agreed to reimburse certain expenses for each Portfolio, and the fees shown reflect these voluntary waivers and reimbursements. The Adviser reserves the right to terminate its waivers and/or reimbursements at any time in its sole discretion. Absent such waivers and reimbursements, the annual advisory fees for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund would be .74% and .74%, respectively, "Other Expenses" would be .94% and .70%, respectively, and annual total operating expenses would be 1.68% and 1.44%, respectively, of average daily net assets. See "The Adviser."

EXAMPLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
An investor in a Portfolio would
pay the following expenses
on a $1,000 investment assuming (1)
5% annual return and (2) redemption
at the end of each time period.
         White Oak Growth Stock Fund                                $10       $32       $55       $122
         Pin Oak Aggressive Stock Fund                              $10       $32       $55       $122

----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON ESTIMATED TOTAL OPERATING EXPENSES OF A PORTFOLIO AFTER FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in a Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                      THE ADVISORS' INNER CIRCLE FUND

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto.

For a Share Outstanding Throughout the Period
                                                                                     WHITE OAK
                                                                                 GROWTH STOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             11/01/94         11/01/93         11/01/92         08/03/92(1)
                                                                TO               TO               TO                TO
                                                             10/31/95         10/31/94         10/31/93           10/31/92
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                                 $   11.92        $   10.64       $   10.33         $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net Investment Income (Loss).................                  0.04             0.02            0.05              0.02
  Net Realized and Unrealized Gain
     (Loss) on Investments.....................                  6.15             1.28            0.32              0.33
----------------------------------------------------------------------------------------------------------------------------------
     Total From Investment Operations..........                  6.19             1.30            0.37              0.35
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Distributions From Net Investment Income.....                 (0.03)           (0.02)          (0.06)            (0.02)
  Dividends From Capital Gains.................                    --               --              --                --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions.......................                 (0.03)           (0.02)          (0.06)            (0.02)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.................             $   18.08        $   11.92       $   10.64         $   10.33
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...................................                 52.07%           12.24%           3.59%            14.30%*
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)................             $  10,495        $   5,942       $   5,539         $   3,195
Ratios Of Expenses To Average Net Assets.......                  0.97%            0.97%           0.97%             1.00%*
Ratio Of Expenses To Average Net Assets
  (Excluding Waivers and Reimbursements).......                  2.06%            2.24%           2.71%             4.78%*
Ratio Of Net Income (Loss)
  To Average Net Assets........................                  0.29%            0.19%           0.54%             0.74%*
Ratio Of Net Income (Loss) To Average
  Net Assets (Excluding Waivers and
  Reimbursement)...............................                 (0.80)%          (1.08)%         (1.20)%           (3.04)%*
Portfolio Turnover Rate........................                 22.43%           37.42%          27.48%             0.00%
==================================================================================================================================
* Annualized

(1) The White Oak Growth Stock Fund commenced operations on August 3, 1992.

FINANCIAL HIGHLIGHTS  THE ADVISORS' INNER CIRCLE FUND

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto.

For a Share Outstanding Throughout the Period

                                                                                          PIN OAK
                                                                                   AGGRESSIVE STOCK FUND
                                                            11/01/94         11/01/93        11/01/92          08/03/92(1)
                                                              TO               TO              TO                TO
                                                            10/31/95         10/31/94        10/31/93          10/31/92
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                                     11.60        $   12.62       $   10.28         $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
 Net Investment Income (Loss).....................              (0.08)           (0.06)          (0.05)               --
 Net Realized and Unrealized Gain (Loss) on
  Investments.....................................               5.80            (0.96)           2.39              0.28
----------------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations...............               5.72            (1.02)           2.34              0.28
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Distributions From Net Investment Income.........                 --               --              --                --
 Distributions From Capital Gains.................                 --               --              --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions............................                 --             0.00            0.00              0.00
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................          $   17.32        $   11.60       $   12.62         $   10.28
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN......................................              49.31%           (8.08)%         22.76%            11.57%*
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)...................          $  15,652        $   9,624       $   9,079         $   4,127
Ratio Of Expenses To Average Net Assets...........               0.98%            0.96%           0.98%             1.00%*
Ratio Of Expenses To Average Net Assets
 (Excluding Waivers and Reimbursements)...........               1.65%            1.74%           2.07%             4.06%*
Ratio Of Net Investment Income To
 Average Net Assets...............................              (0.70)%          (0.62)%         (0.48)%            0.03%*
Ratio Of Net Income (Loss) To Average Net Assets
 (Excluding Fee Waivers and Reimbursements).......              (1.37)%          (1.40)%         (1.57)%           (3.03)%*
Portfolio Turnover Rate...........................              49.28%           48.88%          68.32%             4.00%
==================================================================================================================================

* Annualized

   (1) The Pin Oak Aggressive Stock Fund commenced operations on August 3, 1992.

THE FUND AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Fund") offers shares of a number of diversified mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's White Oak Growth Stock Fund ("White Oak Portfolio") and Pin Oak Aggressive Stock Fund ("Pin Oak Portfolio") (the White Oak Portfolio and the Pin Oak Portfolio are sometimes referred to individually as a "Portfolio" and collectively as the "Portfolios"). Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES AND POLICIES

WHITE OAK PORTFOLIO

The White Oak Portfolio seeks long-term capital growth. There can be no assurance that the Portfolio will be able to achieve this investment objective.

The White Oak Portfolio will normally be as fully invested as practicable in common stocks, but also may invest in warrants and rights to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and American Depositary Receipts ("ADRs"). Under normal market conditions, the White Oak Portfolio will invest at least 65% of its total assets in common stocks. The Portfolio will purchase securities primarily of established companies with large market capitalizations (an equity market capitalization in excess of $1 billion). The Portfolio may also purchase securities of smaller established companies if its investment adviser, Oak Associates, Ltd. (the "Adviser"), believes that such securities offer comparable investment opportunities.

PIN OAK PORTFOLIO

The Pin Oak Portfolio seeks long-term growth of capital. There can be no assurance that the Portfolio will be able to achieve this investment objective.

The Pin Oak Portfolio will normally be as fully invested as practicable in common stocks, but may also invest in warrants and rights to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and ADRs. Under normal market conditions, the Pin Oak Portfolio will invest at least 65% of its total assets in common stocks. The Portfolio will purchase securities primarily of companies with small to medium market capitalizations (an equity market capitalization between $100 million and $1 billion); these
companies may be positioned in emerging growth industries.   The Pin Oak
Portfolio may purchase the securities of larger companies if the Adviser believes that they offer comparable investment opportunities or will stabilize the Portfolio's net asset value.

IN GENERAL

Each Portfolio will purchase securities that the Adviser believes have strong earnings potential and reasonable market valuations relative to the market as a whole and common stocks of companies in the same respective industry classifications. Each Portfolio will purchase only those securities that are traded in the United States on registered exchanges or the over-the-counter market.

Each Portfolio may invest in debt securities rates AAA by Standard & Poor's Corporation ("S&P"). Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest.

Under normal conditions, each Portfolio may hold up to 15% of its total assets in cash and investments in the money market instruments described below in order to maintain liquidity or if the Adviser determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase.

The Adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees.

A Portfolio will not invest more than 15% of its assets in time deposits and other illiquid securities.

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, each Portfolio may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings & loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc.; repurchase agreements involving the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments) and in cash.


For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" and the Statement of Additional Information. For a description of ratings, see the Appendix in the Statement of Additional Information.

RISK FACTORS

Investments in common stocks and other equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of that Portfolio to fluctuate. An investment in either Portfolio may therefore be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Pin Oak Portfolio will invest primarily in securities of issuers with small to medium market capitalizations. Investing in smaller capitalization companies involves greater risk than is customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the value of the shares of the Pin Oak Portfolio can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

SECURITIES OF FOREIGN ISSUERS - Investments in the securities of foreign issuers may subject a Portfolio to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

INVESTMENT LIMITATIONS

The investment objective of each Portfolio and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of that Portfolio. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares.

No Portfolio may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Oak Associates, Ltd. is a professional investment management firm and registered investment adviser founded in April 1985. James D. Oelschlager is the sole proprietor of the Adviser. As of October 31, 1995, the Adviser had discretionary management authority with respect to approximately $2.9 billion of assets, of which approximately $2.6 billion was invested in equity securities. The principal business address of the Adviser is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

The Adviser serves as the investment adviser for each Portfolio under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolios and continuously reviews, supervises and administers the investment program of each Portfolio, subject to the supervision of, and policies established by, the Trustees of the Fund. In addition to advising the Portfolios, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the White Oak Portfolio and .74% of the average daily net assets of the Pin Oak Portfolio, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fee for each Portfolio and to reimburse expenses of each Portfolio in order to limit total operating expenses of that Portfolio to an annual rate of not more than 1.00% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. For the fiscal year ended October 31, 1995, the Adviser received Advisory fees of .00% and .07%, respectively, of the White Oak and Pin Oak Portfolios' average daily net assets, and the Adviser waived all fees and reimbursed expenses for the White Oak Portfolio equal to
 .35% of that Portfolio's average daily net assets.

James D. Oelschlager, President of the Adviser since 1985, has managed the portfolios of the White Oak Portfolio and the Pin Oak Portfolio since their inception, with both Donna Barton and Doug MacKay serving as assistant portfolio managers during this period. Ms. Barton has been a trader for the Adviser since 1985. Mr. MacKay has been a research analyst for the Adviser since 1990; prior to 1990, Mr. MacKay was a credit analyst for the Pittsburgh National Bank.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which fee is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of that Portfolio. However, each Portfolio pays the Administrator a minimum annual fee of $50,000. The administration fee a Portfolio pays will decline to an annual rate of .20% of the Portfolio's average daily net assets at net asset levels of $25 million and above.

The Administrator also serves as the shareholder servicing agent for each Portfolio under a shareholder servicing agreement with the Fund.

THE TRANSFER AGENT

DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of either Portfolio.

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes the Adviser to select broker-dealers that will execute the purchase or sale of investment securities for each Portfolio and directs the Adviser to seek to obtain the best net results.

Each Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not a Portfolio's practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place orders for a Portfolio with qualified broker-dealers who refer clients to that Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of either Portfolio directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place wire transfer orders, and exchange and redemption orders, by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of each Portfolio may be made on any Business Day. Shares of the Portfolios are offered only to residents of states in which such shares are eligible for purchase. Certain broker-dealers assist their clients in the purchase or redemptions of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price.

The minimum initial investment in the Portfolio is $2,000, and subsequent purchases must be at least $500. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Portfolios' Systematic Investment Plan must be at least $100.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Portfolio) for $2,000 or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of either Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further Credit: either White Oak Growth Stock Fund or Pin Oak Aggressive Stock Fund. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

SYSTEMATIC INVESTMENT PLAN - A shareholder may also arrange for periodic additional investments in the Portfolios through automatic deductions by Automated Clearing House ("ACH") transfers from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $100 per month. An Account Application form may be obtained by calling 1-800-932-7781.

EXCHANGES

Shareholders of either Portfolio may exchange their shares for shares of the other Portfolio. Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Fund reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take 15 or more days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

SYSTEMATIC WITHDRAWAL PLAN - Each Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $25,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling
1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

The net asset value per share of each Portfolio is determined by dividing the total market value of that Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, a Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), or by financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Additional performance information regarding each Portfolio is set forth in the 1995 Annual Report to Shareholders, available on request and without charge by calling 1-800-932-7781.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIOS:

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of each Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Portfolio (such as STRIPS) are sold with original issue discount and thus do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors" below. Each Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because each Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. The Portfolios will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. A Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

THE FUND

The Fund, an open-end investment management company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Each Portfolio's expense ratios are disclosed under "Financial Highlights."

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semi-annually and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781.
Purchases, redemptions and exchanges of shares should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gain) of each Portfolio is distributed in the form of quarterly dividends. Shareholders of record on the next to last Business Day of each quarter will be entitled to receive the quarterly dividend distribution, which is generally paid within 10 Business Days after the end of the quarter. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfers.

Dividends and other distributions of a Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments for each
Portfolio:

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCE - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSIT - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. GOVERNMENT DIRECT OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

                               TABLE OF CONTENTS

SUMMARY.................................................................   2
EXPENSE SUMMARY.........................................................   4
FINANCIAL HIGHLIGHTS....................................................   5
THE FUND AND THE PORTFOLIOS.............................................   7
INVESTMENT OBJECTIVES AND POLICIES......................................   7
RISK FACTORS............................................................   8
INVESTMENT LIMITATIONS..................................................   9
THE ADVISER.............................................................  10
THE ADMINISTRATOR.......................................................  11
THE TRANSFER AGENT......................................................  11
THE DISTRIBUTOR.........................................................  12
PORTFOLIO TRANSACTIONS..................................................  12
PURCHASE AND REDEMPTION OF SHARES.......................................  12
PERFORMANCE.............................................................  15
TAXES...................................................................  16
GENERAL INFORMATION.....................................................  18
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS...................  20

FUND:
THE ADVISORS' INNER CIRCLE FUND


PORTFOLIOS:
WHITE OAK GROWTH STOCK FUND
PIN OAK AGGRESSIVE STOCK FUND


ADVISER:
OAK ASSOCIATES, LTD.


DISTRIBUTOR:
SEI FINANCIAL SERVICES COMPANY


ADMINISTRATOR:
SEI FINANCIAL MANAGEMENT CORPORATION


LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP


INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN LLP


FEBRUARY 28, 1996

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                  PORTFOLIOS:
                          WHITE OAK GROWTH STOCK FUND
                         PIN OAK AGGRESSIVE STOCK FUND

                              INVESTMENT ADVISER:
                              OAK ASSOCIATES LTD.

This Statement of Additional Information is not a prospectus and relates only to the White Oak Growth Stock Fund (the "White Oak Portfolio") and Pin Oak Aggressive Stock Fund (the "Pin Oak Portfolio")(each a "Portfolio" and collectively, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated February 28, 1996. The Prospectus for the Portfolios may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE FUND...............................   S - 3
DESCRIPTION OF PERMITTED INVESTMENTS...   S - 3
INVESTMENT LIMITATIONS.................   S - 4
THE ADVISER............................   S - 6
THE ADMINISTRATOR......................   S - 7
THE DISTRIBUTOR........................   S - 8
TRUSTEES AND OFFICERS OF THE FUND......   S - 8
COMPUTATION OF YIELD AND TOTAL RETURN..  S - 11
PURCHASE AND REDEMPTION OF SHARES......  S - 12
DETERMINATION OF NET ASSET VALUE.......  S - 13
TAXES..................................  S - 13
PORTFOLIO TRANSACTIONS.................  S - 15
DESCRIPTION OF SHARES..................  S - 17
SHAREHOLDER LIABILITY..................  S - 17
LIMITATION OF TRUSTEES' LIABILITY......  S - 17
5% SHAREHOLDERS........................  S - 18
EXPERTS................................  S - 18
FINANCIAL STATEMENTS...................  S - 18
APPENDIX...............................   A - 1

February 28, 1996

OAK-F-011-04

THE FUND

This Statement of Additional Information relates only to the White Oak Growth Stock Fund (the "White Oak Portfolio") and Pin Oak Aggressive Stock Fund (the "Pin Oak Portfolio") (each a "Portfolio"). Each Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares").
Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

INVESTMENT COMPANY SHARES

Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

It is the position of the staff of the Securities and Exchange Commission ("SEC") that certain non-governmental issuers of CMOs constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio that cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely for temporary liquidity or emergency purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and the Portfolio may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts, provided that this shall not prevent the Portfolio from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, real estate investment trusts which deal in real estate or interests therein pursuant to the Portfolio's investment objective and policies.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than

     1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

The following investment limitations of each Portfolio are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

1. A Portfolio may not write or purchase puts, calls, options or combinations thereof.

2. A Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Portfolio's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

3. A Portfolio may invest in warrants valued at lower of cost or market value not exceeding 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of a Portfolio's net assets may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

4. A Portfolio may not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

5. To the extent a Portfolio is registered in the state of California and purchases securities of other investment companies, such purchase shall be limited to shares of money market open-end investment companies and the Adviser will waive its fee on that portion of the assets placed in such money market open-end investment companies.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and Oak Associates Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of such Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For the fiscal years ended October 31, 1993, 1994 and 1995, the Adviser paid the following advisory fee:


=======================================================================================
                  Fees Paid              Fees Waived               Fees Reimbursed
             --------------------------------------------------------------------------
 Portfolio   1993   1994    1995    1993     1994     1995     1993     1994     1995
---------------------------------------------------------------------------------------
White Oak    $   0  $   0  $    0  $33,627  $42,884  $53,199  $45,480  $30,833  $25,326
---------------------------------------------------------------------------------------
Pin Oak      $   0  $   0  $7,803  $51,626  $67,198  $77,724  $24,638  $ 3,304  $     0
=======================================================================================

The continuance of the Advisory Agreement as to any Portfolio after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to any Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the" Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party. For the fiscal periods ended October 31, 1995, 1994 and 1993, the Administrator received fees of $50,001, $50,000, and $50,000 for the White Oak Portfolio and $50,001, $50,000, and $50,000 for the Pin Oak Portfolio, respectively.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of any Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Fund also serve as Trustees and/or officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS (DOB 06/03/29) - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).



DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.



SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994.
Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).

JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.


___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.

==========================================================================================================================
                                                                                                      Total
                                                                                                      Compensation
                                                                                                      From Registrant
                                                                                                      and Fund
                             Aggregate Compensation      Pension or                                   Complex* Paid to
                             From Registrant for the     Retirement Benefits      Estimated           Trustees for the
                             Fiscal Year Ended           Accrued as Part of       Annual Benefits     Fiscal Year Ended
Name of Person, Position     October 31, 1995            Fund Expenses            Upon Retirement     October 31, 1995
--------------------------------------------------------------------------------------------------------------------------
John T. Cooney               $9,429.84                             N/A                    N/A         $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
--------------------------------------------------------------------------------------------------------------------------
Frank E. Morris              $9,429.84                             N/A                    N/A         $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
--------------------------------------------------------------------------------------------------------------------------
Robert Patterson             $9,429.84                             N/A                    N/A         $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
--------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters             $9,429.84                             N/A                    N/A         $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.        $9,429.84                             N/A                    N/A         $9,429.84 for
                                                                                                      services on 1
                                                                                                      board
--------------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.       $0                                    N/A                    N/A         $0 for services
                                                                                                       on
                                                                                                       1 board
--------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher             $0                                    N/A                    N/A         $0 for services
                                                                                                       on
                                                                                                       1 board
==========================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b) divided by cd+1)/6/-1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1995, the Portfolios' yields were .23% for the White Oak Portfolio and (.63%) for the Pin Oak Portfolio.

The total return of a Portfolio refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1995 and for the period from August 3, 1992 (commencement of operations) through October 31, 1995, the total return for the Portfolios was 52.07% and 20.46% for the White Oak Portfolio, and 49.31% and 18.45% for the Pin Oak Portfolio, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of each Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolios are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. However, the service may also use a matrix system to determine valuations of certain securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.



Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) each Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Portfolio that such shareholder is not subject to backup withholding.

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for each Portfolio. Each Portfolio will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Portfolio best price and execution or other services which are of benefit to the Portfolio.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Portfolio. For the fiscal years ended October 31, 1995 and 1994 the White Oak Portfolio directed transactions amounting to $2,883,889 and $3,908,031.20 to broker-dealers for research services, and paid commissions of $3,966 and $3,440 on those transactions. For the same periods, the Pin Oak Portfolio directed transactions amounting to $5,849,271 and $10,222,636.85 to broker-dealers for research services, and paid commissions of $6,075 and $4,194 on those transactions.

It is expected that a Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended October 31, 1995, 1994 and 1993, the White Oak Portfolio and the Pin Oak Portfolio paid no brokerage commissions to the Distributor. Aggregate brokerage commissions paid for the fiscal years ended October 31, 1995, 1994 and 1993 were $3,966, $3,614, and $3,818, respectively, for the White Oak Portfolio and $6,075, $4,824, and $10,450, respectively, for the Pin Oak Portfolio.

Because neither Portfolio markets its shares through intermediary brokers or dealers, it is not either Portfolio's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended October 31, 1994 and 1995, the portfolio turnover rate for each of the Portfolios was as follows:

================================================================================
                                                      TURNOVER RATE
                                         ---------------------------------------
          PORTFOLIO                                1994           1995
--------------------------------------------------------------------------------
White Oak Portfolio                               37.42%         22.43%
--------------------------------------------------------------------------------
Pin Oak Portfolio                                 48.88%         49.28%
================================================================================

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios.

WHITE OAK GROWTH STOCK FUND.


Shareholder                       Number of Shares     %

Revest & Company                        44,851.836     6.56%
c/o First Merit Trust
121 S. Main Street, Suite 200
Akron, OH  44308

PIN OAK AGGRESSIVE STOCK FUND.

Shareholder                       Number of Shares     %

Revest & Company                        65,012.525     6.52%
c/o First Merit Trust
121 S. Main Street, Suite 200
Akron, OH  44308

The Fund believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

Commercial paper rated A-1 by S&P is regarded by S&P as having the greatest capacity for timely payment. Ratings are further refined by the use of a plus sign to indicate the relative degree of safety. Issues rated A-1+ are those with

"extremely strong safety characteristics." Those rated A-1 reflect a "strong" degree of safety regarding timely payment.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of Pin Oak Aggressive Stock Fund and White Oak Growth Stock Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Pin Oak Aggressive Stock Fund and White Oak Growth Stock Fund (two of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pin Oak Aggressive Stock Fund and White Oak Growth Stock Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                        Market
PIN OAK AGGRESSIVE                                                       Value
STOCK FUND                                            Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK 93.7%
CELLULAR 2.7%
 Mobile Telecommunication Technology*                 15,000           $   426
                                                                       -------
COMPUTER COMMUNICATIONS EQUIPMENT 27.2%
 3COM*                                                34,000             1,598
 Bay Networks*                                        15,400             1,020
 Cisco Systems*                                       21,200             1,643
                                                                       -------
                                                                         4,261
                                                                       -------
COMPUTER SERVICES 0.3%
 ARI Network Services*                                25,000                47
                                                                       -------
COMPUTER-AIDED DESIGN SOFTWARE 11.6%
 Parametric Technology*                               16,000             1,070
 Synopsys*                                            20,000               750
                                                                       -------
                                                                         1,820
                                                                       -------
COMPUTERS-HARDWARE 8.7%
 Avid Technology*                                     17,000               744
 Sun Microsystems*                                     8,000               624
                                                                       -------
                                                                         1,368
                                                                       -------
FINANCIAL SERVICES 4.1%
 Medaphia*                                            20,000               635
                                                                       -------
HOSPITAL SUPPLY & MANAGEMENT 4.6%
 Express Scripts, Cl A*                               19,000               722
                                                                       -------
PHARMACEUTICALS 2.2%
 Forest Labs*                                          8,300               343
                                                                       -------
PREPACKAGED SOFTWARE 7.9%
 Adobe Systems                                        14,000               798
 Xcellenet*                                           25,500               440
                                                                       -------
                                                                         1,238
                                                                       -------
SEMI-CONDUCTORS/ELECTRONICS 15.1%
 Atmel*                                               28,000               875
 Linear Technology                                    17,600               770
 Maxim Integrated Product*                             9,500               710
                                                                       -------
                                                                         2,355
                                                                       -------
                                                      Shares/
                                                       Face            Market
                                                      Amount            Value
                                                       (000)            (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT 9.3%
 Aspect Telecommunications*                           20,500           $   704
 DSC Communications*                                  16,000               592
 Ortel*                                               15,000               154
                                                                       -------
                                                                         1,450
                                                                       -------
TOTAL COMMON STOCK
 (Cost $8,168,329)
                                                                        14,665
                                                                       -------
MONEY MARKET 5.0%
 SEI Daily Income Trust Money Market Fund 5.680%,        406               406
 SEI Daily Income Trust Prime Money Market
 Fund 5.650%,                                            385               385
                                                                       -------
TOTAL MONEY MARKET
 (Cost $790,772)                                                           791
                                                                       -------
TOTAL INVESTMENTS 98.7%
 (Cost $8,959,101)                                                      15,456
                                                                       -------
OTHER ASSETS AND LIABILITIES 1.3%
 Receivables for Securities Sold                                           336
 Payables for Securities Purchased                                        (247)
 Other Assets and Liabilities, Net                                         107
                                                                       -------
 TOTAL OTHER ASSETS AND LIABILITIES                                        196
                                                                       -------
NET ASSETS:
 Portfolio shares (unlimited authorization--no
  par value)
  based on 903,492 outstanding shares of beneficial
  interest                                                               9,967
 Accumulated net realized loss on investments                             (812)
 Net unrealized appreciation on investments                              6,497
                                                                       -------
 TOTAL NET ASSETS: 100.0%                                              $15,652
                                                                       =======
 Net Asset Value, Offering Price and Redemption Price Per
  Share                                                                $ 17.32
                                                                       =======

* Non-Income producing security.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                       Market
WHITE OAK GROWTH                                                        Value
STOCK FUND                                            Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK 92.4%
BANKS 12.9%
 Bankers Trust New York                                4,200           $  268
 Citicorp                                              8,000              519
 Nationsbank                                           5,600              368
 Synovus Financial                                     8,000              201
                                                                       ------
                                                                        1,356
CELLULAR 0.5%
 Nextel Communications, Cl A*                          4,000               56
                                                                       ------
COMPUTER COMMUNICATIONS
 EQUIPMENT 20.0%
 3COM*                                                10,000              470
 Bay Networks*                                         8,600              570
 Cisco Systems*                                       13,600            1,054
                                                                       ------
                                                                        2,094
                                                                       ------
COMPUTER-AIDED DESIGN SOFTWARE 3.8%
 Parametric Technology*                                6,000              401
                                                                       ------
COMPUTERS-HARDWARE 9.7%
 Compaq Computer*                                      8,500              474
 Sun Microsystems*                                     7,000              546
                                                                       ------
                                                                        1,020
                                                                       ------
CONGLOMERATES 3.2%
 General Electric                                      5,300              335
                                                                       ------
FINANCIAL SERVICES 4.1%
 First Data                                            6,502              430
                                                                       ------
HOSPITAL SUPPLY & MANAGEMENT 3.0%
 Columbia HCA Healthcare                               6,500              319
                                                                       ------
INSURANCE 3.6%
 American International Group                          4,425              373
                                                                       ------
PHARMACEUTICALS 6.8%
 American Home Products                                4,000              355
 Merck                                                 6,300              362
                                                                       ------
                                                                          717
                                                                       ------
PREPACKAGED SOFTWARE 7.8%
 Microsoft*                                            8,200              820
                                                                       ------
RETAIL 2.3%
 Home Depot                                            6,500              242
                                                                       ------
                                                     Shares/
                                                      Face             Market
                                                     Amount             Value
                                                      (000)             (000)
-----------------------------------------------------------------------------
SEMI-CONDUCTORS/ELECTRONICS 14.7%
 Intel                                                9,400             $   658
 Linear Technology                                    9,000                 394
 Motorola                                             7,400                 485
                                                                        -------
                                                                          1,537
                                                                        -------
TOTAL COMMON STOCK
 (Cost $5,514,046)                                                        9,700
                                                                        -------
MONEY MARKET 6.7%
 SEI Daily Income Trust Money Market Fund 5.680%,      $436                 436
 SEI Daily Income Trust Prime Money Market
  Fund 5.650%,                                          268                 268
                                                                        -------
TOTAL MONEY MARKET
 (Cost $704,286)                                                            704
                                                                        -------
TOTAL INVESTMENTS 99.1%
 (Cost $6,218,332)                                                       10,404
                                                                        -------
OTHER ASSETS AND LIABILITIES 0.9%
 Other Assets and Liabilities, Net                                           91
                                                                        -------
NET ASSETS:
 Portfolio shares (unlimited authorization--no par
  value) based on 580,547 outstanding shares of
  beneficial interest                                                     6,471
 Undistributed net investment income                                          2
 Accumulated net realized loss on investments                              (164)
 Net unrealized appreciation on investments                               4,186
                                                                        -------
TOTAL NET ASSETS: 100.0%                                                $10,495
                                                                        =======
 Net Asset Value, Offering Price and Redemption
  Price Per Share                                                       $ 18.08
                                                                        =======

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the Year Ended October 31, 1995

                                                       PIN OAK       WHITE OAK
                                                   AGGRESSIVE STOCK GROWTH STOCK
                                                         FUND           FUND
                                                   ---------------- ------------
                                                       11/01/94       11/01/94
                                                     TO 10/31/95    TO 10/31/95
                                                        (000)          (000)
--------------------------------------------------------------------------------
Investment Income:
 Dividend Income.................................       $   11         $   71
 Interest Income.................................           22             19
--------------------------------------------------------------------------------
  Total Investment Income........................           33             90
--------------------------------------------------------------------------------
Expenses:
 Administrator Fees..............................           50             50
 Investment Advisory Fees........................           86             53
 Investment Advisory Fee Waiver..................          (78)           (53)
 Contribution by Adviser.........................           --            (26)
 Custodian Fees..................................            2              2
 Transfer Agent Fees.............................           26             20
 Professional Fees...............................           14             13
 Trustee Fees....................................            2              2
 Registration Fees...............................            4              3
 Printing Fees...................................            3              1
 Insurance and Other Fees........................            1              1
 Amortization of Deferred Organizational Costs...            3              3
--------------------------------------------------------------------------------
  Total Expenses.................................          113             69
--------------------------------------------------------------------------------
  Net Investment Income (Loss)...................          (80)            21
--------------------------------------------------------------------------------
 Net Realized Gain (Loss) from Securities Sold...         (352)           298
 Net Unrealized Appreciation of Investment
  Securities.....................................        5,190          2,893
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on
   Investments...................................        4,838          3,191
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from
  Operations.....................................       $4,758         $3,212
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the Year Ended October 31, 1995

                                         PIN OAK                WHITE OAK
                                    AGGRESSIVE STOCK          GROWTH STOCK
                                          FUND                    FUND
                                 ----------------------- -----------------------
                                  11/01/94    11/01/93    11/01/94    11/01/93
                                 TO 10/31/95 TO 10/31/94 TO 10/31/95 TO 10/31/94
                                    (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------
Investment Activities:
  Net Investment Income
   (Loss)......................    $   (80)    $  (56)     $    21     $   11
  Net Realized Gain (Loss) on
   Securities Sold.............       (352)      (154)         298       (177)
  Net Unrealized Appreciation
   (Depreciation) of Investment
   Securities..................      5,190       (605)       2,893        794
--------------------------------------------------------------------------------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations.................      4,758       (815)       3,212        628
--------------------------------------------------------------------------------
Distributions to Shareholders:
  Net Investment Income........        --         --           (17)       (11)
--------------------------------------------------------------------------------
   Total Distributions.........        --         --           (17)       (11)
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares Issued................      2,432      2,310        1,820      1,863
  Shares Issued in Lieu of Cash
   Distributions...............        --         --            17         10
  Shares Redeemed..............     (1,162)      (950)        (479)    (2,087)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net
   Assets Derived from Capital
   Share Transactions..........      1,270      1,360        1,358       (214)
--------------------------------------------------------------------------------
   Total Increase in Net
    Assets.....................      6,028        545        4,553        403
--------------------------------------------------------------------------------
Net Assets:
  Beginning of Period..........      9,624      9,079        5,942      5,539
--------------------------------------------------------------------------------
  End of Period................    $15,652     $9,624      $10,495     $5,942
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
  Shares Issued................        163        191          119        167
  Issued in Lieu of Cash
   Distributions...............        --         --             1          1
  Redeemed.....................        (89)       (81)         (38)      (190)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in
   Share Transactions..........         74        110           82        (22)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout the Period

            Net                  Realized                                    Net               Net                  Ratio
           Asset                    and       Distributions                 Asset            Assets      Ratio      of Net
           Value      Net       Unrealized      from Net    Distributions   Value              End    of Expenses   Income
         Beginning Investment Gains or Losses  Investment   from Capital     End     Total  of Period to Average  to Average
         of Period   Income    on Securities     Income         Gains     of Period Return    (000)   Net Assets  Net Assets
         --------- ---------- --------------- ------------- ------------- --------- ------- --------- ----------- ----------
-----------------------------
PIN OAK AGGRESSIVE STOCK FUND
-----------------------------
1995      $11.60     (0.08)         5.80            --           --        $17.32    49.31%  $15,652     0.98%     (0.70)%
1994      $12.62     (0.06)        (0.96)           --           --        $11.60   (8.08)%    9,624     0.96%     (0.62)%
1993      $10.28     (0.05)         2.39            --           --        $12.62    22.76%    9,079     0.98%     (0.48)%
1992(1)   $10.00       --           0.28            --           --        $10.28    11.57%    4,127     1.00%*     0.03 %*
----------------------------
WHITE OAK GROWTH STOCK FUND
----------------------------
1995      $11.92      0.04          6.15          (0.03)         --        $18.08    52.07%  $10,495     0.97%       0.29%
1994      $10.64      0.02          1.28          (0.02)         --        $11.92    12.24%    5,942     0.97%       0.19%
1993      $10.33      0.05          0.32          (0.06)         --        $10.64     3.59%    5,539     0.97%       0.54%
1992(1)   $10.00      0.02          0.33          (0.02)         --        $10.33    14.30%    3,195     1.00%*      0.74%*
                              Ratio
              Ratio          of Net
           of Expenses    Income (Loss)
           to Average      to Average
           Net Assets      Net Assets
           (Excluding      (Excluding    Portfolio
           Waivers and     Waivers and   Turnover
         Reimbursements) Reimbursements)   Rate
         --------------- --------------- ---------
----------------------------
PIN OAK AGGRESSIVE STOCK FUND
----------------------------
1995          1.65%          (1.37)%      49.28%
1994          1.74%          (1.40)%      48.88%
1993          2.07%          (1.57)%      68.32%
1992(1)       4.06%*         (3.03)%*      4.00%
----------------------------
WHITE OAK GROWTH STOCK FUND
----------------------------
1995          2.06%          (0.80)%      22.43%
1994          2.24%          (1.08)%      37.42%
1993          2.71%          (1.20)%      27.48%
1992(1)       4.78%*         (3.04)%*        --

*  Annualized
(1)The White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund commenced operations on August 3, 1992



    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1995
1. Organization:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements included herein present those of the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

  Security Valuation -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal Income taxes are required.

  Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

                                                 THE ADVISORS' INNER CIRCLE FUND

  Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

  Other -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

  Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to certain net operating losses which, for tax purposes, are not available to offset future income, has been reclassified to paid-in-capital.

                                                                           (000)
                                                                           -----
   Pin Oak Aggressive Stock Fund.......................................... $170

  This reclassification has no effect on net assets or net asset value per share.

3. Organization Costs and Transactions with Affiliates:

The Funds incurred organization costs of approximately $12,000 each. These costs have been capitalized by the funds and are being amortized over sixty months commencing with operations. In the event of the initial shares of the fund redeemed by any holder thereof during the period that the fund is amortizing its organizational costs the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $1,000 per fund

NOTES TO FINANCIAL STATEMENTS (concluded)

October 31, 1995
for organizational work performed by a law firm of which an officer of the fund is a partner.

Certain officers and Trustees of the Trust are also officers of SEI Financial Management Company (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, under which the Administrator provides management and administrative services for an annual fee of .20% of the average daily net assets of each of the Funds. There is a minimum annual fee of $50,000 per Fund payable to the Administrator for services rendered to the Funds under the Administration Agreement.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 14, 1991. The Distributor receives no fees for its distribution services under this agreement.

5. Investment Advisory and Custodian Agreements:

The Trust and Oak Associates (the "Adviser") are parties to an Investment Advisory Agreement dated July 20, 1992 under which the Adviser receives an annual fee equal to .74% of the average daily net assets of each Fund. The Adviser has voluntarily agreed for an indefinite period of time, to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

                                                 THE ADVISORS' INNER CIRCLE FUND


6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 1995 are as follows:

                                                       PIN OAK       WHITE OAK
                                                   AGGRESSIVE STOCK GROWTH STOCK
                                                         FUND           FUND
                                                        (000)          (000)
                                                   ---------------- ------------
Purchases
 Government.......................................      $    0         $    0
 Other............................................       6,267          2,296
Sales
 Government.......................................      $    0         $    0
 Other............................................       5,536          1,549

At October 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 1995, is as follows:

                                                       PIN OAK       WHITE OAK
                                                   AGGRESSIVE STOCK GROWTH STOCK
                                                         FUND           FUND
                                                        (000)          (000)
                                                   ---------------- ------------
Aggregate gross unrealized appreciation...........      $6,747         $4,255
Aggregate gross unrealized depreciation...........        (250)           (69)
                                                        ------         ------
Net unrealized appreciation.......................      $6,497         $4,186
                                                        ======         ======

7. Capital Loss Carryforwards

The White Oak Growth Stock Fund used $297,764 of its capital loss carryforward from the prior year.

The capital loss carryforwards at October 31, 1995, for Federal Income Tax purposes are as follows:

Pin Oak Aggressive Stock Fund......................... $ 17,985 expiring in 2000
                                                        288,322 expiring in 2001
                                                        153,978 expiring in 2002
                                                        351,788 expiring in 2003
White Oak Growth Stock Fund........................... $163,669 expiring in 2001

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains so offset will not be distributed.

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                       TURNER INVESTMENT PARTNERS, INC.


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each, a "Portfolio"), each of which is a separate series of the Fund.


                           TURNER GROWTH EQUITY FUND
                            TURNER FIXED INCOME FUND
                             TURNER SMALL CAP FUND


This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

February 28, 1996

                               TABLE OF CONTENTS

SUMMARY................................................   3
EXPENSE SUMMARY........................................   5
FINANCIAL HIGHLIGHTS...................................   7
THE FUND AND THE PORTFOLIOS............................   9
INVESTMENT OBJECTIVES..................................   9
INVESTMENT POLICIES....................................   9
RISK FACTORS...........................................  12
INVESTMENT LIMITATIONS.................................  13
THE ADVISER............................................  14
THE ADMINISTRATOR......................................  15
THE TRANSFER AGENT.....................................  15
THE DISTRIBUTOR........................................  16
PORTFOLIO TRANSACTIONS.................................  16
PURCHASE AND REDEMPTION OF SHARES......................  16
PERFORMANCE............................................  19
TAXES..................................................  20
GENERAL INFORMATION....................................  21
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..  23

                                    SUMMARY

The following provides basic information about the Turner Growth Equity Fund (the "Growth Portfolio"), Turner Fixed Income Fund (the "Fixed Income Portfolio") and Turner Small Cap Fund (the "Small Cap Portfolio") (each, a "Portfolio"). The Portfolios are three of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS? The Growth Portfolio seeks capital appreciation by investing in a diversified portfolio of common stocks that, in the Adviser's opinion, have strong earnings potential with reasonable valuations. The Small Cap Portfolio seeks capital appreciation by investing in a diversified portfolio of common stocks, of issuers with market capitalizations typically not more than $1 billion, that the Adviser believes are reasonably valued and offer strong earnings potential. The Fixed Income Portfolio seeks total return through both current income and capital appreciation by investing in fixed income securities.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? The investment policies of each Portfolio entail certain risks and considerations of which investors should be aware. Each Portfolio invests in securities that fluctuate in value, and investors should expect each Portfolio's net asset value per share to fluctuate in value. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Fixed Income Portfolio, tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Fixed Income Portfolio may invest in securities that have speculative characteristics. The Growth and Small Cap Portfolios may invest in equity securities that are affected by market and economic factors that may cause these securities to fluctuate in value. In addition, the Small Cap Portfolio may invest in equity securities of smaller companies, which involves greater risk than is customarily associated with investments in larger, more established companies.

For more information about each Portfolio, see "Investment Objectives," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? Turner Investment Partners, Inc. serves as the investment adviser to each Portfolio. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent for the Portfolios. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as the distributor of the Portfolios' shares. See "The Distributor."

IS THERE A SALES LOAD? No, shares of each Portfolio are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? Each Portfolio has a minimum initial investment of $100,000, which the Distributor may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment, by check or with readily available funds, prior to 4:00 p.m., Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Each Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                       TURNER GROWTH EQUITY FUND
                                                           TURNER SMALL CAP FUND
                                                        TURNER FIXED INCOME FUND
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases..........................................  None
Sales Load Imposed on Reinvested Dividends...............................  None
Deferred Sales Load......................................................  None
Redemption Fees (1)......................................................  None
Exchange Fees............................................................  None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                           TURNER          TURNER         TURNER
                                           GROWTH          SMALL          FIXED
                                           EQUITY FUND     CAP FUND       INCOME FUND
-------------------------------------------------------------------------------------
Advisory Fees (after fee waivers and         .75%            .33%           .00%
 reimbursements) (2)

12b-1 Fees                                   None            None           None

Other Expenses (after reimbursements         .28%            .92%           .75%
 (2)(3)(4)
-------------------------------------------------------------------------------------
Total Operating Expenses (after fee         1.03%           1.25%           .75%
 waivers and reimbursements) (2)(3)
-------------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, waived a portion of its fee and/or agreed to reimburse certain expenses of the Portfolios. The advisory fees and expenses shown reflect these voluntary waivers and/or reimbursements. The Adviser reserves the right to terminate its waivers and/or reimbursements at any time in its sole discretion. Absent such waivers and/or reimbursements, advisory fees for the Small Cap Portfolio and Fixed Income Portfolio would be 1.00% and .50%, respectively; "Other Expenses" would be .92% and 1.15%, respectively; and total operating expenses would be 1.92%, and 1.65%, respectively.

(3) "Other Expenses" for the current fiscal year do not reflect the Adviser's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Growth Portfolio in return for the direction of a percentage of the Portfolio's brokerage transactions. As a result of these arrangements, the amount of "Other Expenses" and "Total Operating Expenses" deducted from the Portfolio's assets was .19% and .94%, respectively.

(4) "Other Expenses" is based on estimated amounts for the current fiscal year for the Fixed Income Portfolio. Administration fees (and, consequently, "Other Expenses") as a percentage of a Portfolio's average daily net assets may decline as its net assets and the aggregate net assets of all the Portfolios increase.

EXAMPLE

-----------------------------------------------------------------------------------------------------
                                                                   1 year  3 years  5 years  10 years
-----------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment
in a Portfolio assuming (1) 5% annual return and (2) redemption at the end of each time period.

                    Growth Portfolio                                  $11      $33      $57      $126
                    Fixed Income Portfolio                            $ 8      $24       --        --
                    Small Cap Portfolio                               $13      $40      $69      $151
-----------------------------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF EACH PORTFOLIO AFTER WAIVERS AND REIMBURSEMENTS AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of a Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                         THE ADVISORS' INNER CIRCLE FUND

The following information on the Turner Growth Equity Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto. No shares of the Turner Fixed Income Fund were offered prior to October 31, 1995.

For a Share of the Turner Growth Equity Fund Outstanding Throughout the Period:

                                                                        TURNER
                                                                    GROWTH EQUITY
                                                                         FUND
------------------------------------------------------------------------------------------
                                              11/01/94    11/01/93    11/01/92    03/11/92(1)
                                                TO          TO          TO          TO
                                              10/31/95    10/31/94    10/31/93    10/31/92
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $   12.46   $   13.12   $   10.40   $   10.00
------------------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income.................       0.10        0.10        0.09        0.03
     Realized and Unrealized Gains
      or Losses on Securities..............       2.52       (0.66)       2.72        0.40
------------------------------------------------------------------------------------------
Total From Investment Operations...........       2.62       (0.56)       2.81        0.43
------------------------------------------------------------------------------------------
Less Distributions:
 Distributions From Net Investment Income..      (0.11)      (0.10)      (0.09)      (0.03)
 Distributions From Capital Gains..........         --          --          --          --
   Total Distributions.....................      (0.11)      (0.10)      (0.09)      (0.03)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............  $   14.97   $   12.46   $   13.12   $   10.40
------------------------------------------------------------------------------------------
TOTAL RETURN...............................      21.15%     (4.28)%      27.08%     6.95%*
------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)............  $ 115,819   $ 112,959   $  53,327   $   7,781
Ratios Of Expenses To Average Net Assets...     0.94%+        0.95%       1.00%     1.44%*
Ratio Of Expenses To Average Net Assets
 (Excluding Waivers).......................     0.94%+        1.08%       1.52%     2.55%*
Ratio Of Net Income To Average
 Net Assets................................     0.78%+        0.86%       0.80%     0.73%*
Ratio Of Net Income (Loss) to Average
 Net Assets (Excluding Waivers)............     0.78%+        0.73%       0.28%   (0.38)%*
Portfolio Turnover Rate....................     177.86%     164.81%      88.35%     205.00%
==========================================================================================

*  Annualized

(1) The Turner Growth Equity Fund commenced operations on March 11, 1992.

+ Absent Turner Growth Equity Fund's participation in a directed brokerage program, the Ratios of Expenses to Average Net Assets (with and without waivers) and Expenses to Net Income (with and without waivers) were 1.03% and 0.69%, respectively.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

The following information on the Turner Small Cap Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited and unaudited financial statements and notes thereto. No shares of the Turner Fixed Income Fund were offered prior to October 31, 1995.

For a Share of the Turner Small Cap Fund Outstanding Throughout the Period:

                                                              TURNER
                                                            SMALL CAP
                                                               FUND
---------------------------------------------------------------------
                                                11/01/95     02/07/94(1)
                                                  TO           TO
                                                10/31/95     10/31/94
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $   10.90    $   10.00
---------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income (Loss)............      (0.06)       (0.02)
     Realized and Unrealized Gains
     on Securities...........................       5.24         0.92
---------------------------------------------------------------------
Total From Investment Operations.............       5.18         0.90
---------------------------------------------------------------------
Less Distributions:
   Distributions From Net Investment Income..         --           --
   Distributions From Capital Gains..........         --           --
       Total Distributions...................         --           --
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............  $   16.08    $   10.90
---------------------------------------------------------------------
TOTAL RETURN.................................      47.52%       12.35%*
---------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)..............  $  13,072    $   4,806
Ratios Of Expenses To Average Net Assets.....       1.25%        1.09%*
Ratio Of Expenses To Average Net Assets
   (Excluding Waivers).......................       2.39%        4.32%*
Ratio Of Net Income To Average
   Net Assets................................      (0.68%)      (0.27)%*
Ratio Of Net Income (Loss) to Average
   Net Assets (Excluding Fee Waivers)........      (1.82%)      (3.50)%*
Portfolio Turnover Rate......................     183.49%      173.92%
=====================================================================

* Annualized
(1) The Turner Small Cap Fund commenced operations on February 7, 1994.

THE FUND AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's Turner Growth Equity Fund (the "Growth Portfolio"), Turner Fixed Income Fund (the "Fixed Income Portfolio"), and Turner Small Cap Fund (the "Small Cap Portfolio"). Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES

GROWTH AND SMALL CAP PORTFOLIOS

The Growth and Small Cap Portfolios seek to provide capital appreciation.

FIXED INCOME PORTFOLIO

The Fixed Income Portfolio seeks total return through current income and capital appreciation.

There can be no assurance that any Portfolio will be able to achieve its investment objective.

INVESTMENT POLICIES

GROWTH PORTFOLIO

The Growth Portfolio will invest, as fully as practicable, in a diversified portfolio of common stocks, and may also invest up to 10% of its total assets in American Depositary Receipts ("ADRs"). The Growth Portfolio will purchase securities that Turner Investment Partners, Inc. (the "Adviser") believes to have strong earnings potential and to be reasonably valued at the time of purchase. The Growth Portfolio also seeks to purchase securities that are well diversified across industry sectors and to maintain sector concentrations that approximate the sector weightings comprising the Standard and Poor's ("S&P") 500 Composite Stock Price Index. The Adviser believes that the approach of maintaining a well-diversified, sector-neutral and fully invested portfolio reduces the Portfolio's exposure to the risks associated with security concentration, sector rotation and market timing.

The Portfolio will purchase only those securities that are traded on registered exchanges or the over-the-counter market in the United States.

FIXED INCOME PORTFOLIO

The Fixed Income Portfolio will invest, as fully as practicable, in the following fixed income securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization ("NRSRO") or is of comparable quality as determined by the Adviser: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (ii) corporate bonds and debentures, of U.S. and foreign issuers, rated in one of the four highest rating categories; (iii) privately issued mortgage-backed securities rated in the highest rating category; (iv) asset-backed securities rated in the two highest rating categories; (v) receipts evidencing separately traded interest and principal component parts of U.S. Government securities ("Receipts"); (vi) commercial paper in one of the two highest rating categories; (vii) obligations (certificates of deposit, time deposits, bankers' acceptances) of U.S. commercial banks and savings and loan institutions that have net assets of at least $500 million as of the end of their most recent fiscal year ("bank obligations"); (viii) obligations issued or guaranteed by the government of Canada; (ix) obligations of supranational entities rated in one of the four highest rating categories; (x) loan participations; (xi) repurchase agreements involving any of the foregoing securities; and (xii) to the extent permitted by applicable law, shares of investment companies. Investment grade bonds include securities rated BBB by S&P or Baa by Moody's Investors Service, Inc. ("Moody's"), which may be regarded as having highly speculative characteristics.

The Portfolio will not invest more than 10% of its assets in fixed income securities denominated in foreign currencies and will invest less than 10% of its total assets in foreign securities that are not publicly traded in the United States.

The Fixed Income Portfolio may invest in variable and floating rate obligations and may, although it has no present intention of doing so, invest in convertible debt securities.

The Fixed Income Portfolio seeks to purchase investment grade fixed income securities that, in the Adviser's opinion, are undervalued in the market. To determine a security's fair market value, the Adviser will focus on the yield and credit quality of particular securities based upon third-party evaluations of quality as well as the Adviser's own research and analysis of the issuer. In deciding which securities to purchase for the Portfolio, the Adviser will analyze industry sector and security fundamentals and the impact of the security on the Portfolio's overall portfolio structure. In managing the Portfolio, the Adviser will attempt to diversify the Portfolio's holdings across the yield curve by holding short, intermediate and long-term securities.

Normally, the Fixed Income Portfolio will maintain a dollar-weighted average portfolio duration of approximately five and one-half years; this average weighted duration is within the average duration range of the Portfolio's benchmark index, the Lehman Bros. Government/Corporate Index. The Adviser may increase or decrease this average weighted duration when market conditions warrant, although it will not attempt to time changes in market interest rates.

SMALL CAP PORTFOLIO

The Small Cap Portfolio will invest as fully as practicable in a diversified portfolio of common stocks of issuers with market capitalizations typically not more than $1 billion, and may also invest up to 10% of its total assets in ADRs. The Small Cap Portfolio will purchase securities that the Adviser believes to have strong earnings potential and to be reasonably valued at the time of purchase. The Small Cap Portfolio also seeks to purchase securities that are well diversified across industry sectors and to maintain sector concentrations that approximate the sector weightings comprising the Russell 2500 Index. The Adviser believes that the approach of maintaining a well-diversified, sector-neutral and fully invested portfolio reduces the risks associated with security concentration, sector rotation and market timing.

The Small Cap Portfolio will also invest in warrants and rights to purchase common stocks.

The Small Cap Portfolio will purchase only those securities that are traded on registered exchanges or the over-the-counter market in the United States.

ALL PORTFOLIOS

Each Portfolio may purchase securities on a when-issued basis.

Each Portfolio may invest up to 10% of its net assets in illiquid securities, including time deposits and variable and floating rate instruments that are determined to be illiquid.

Each Portfolio may, in order to maintain liquidity, or if the Adviser determines that securities meeting the criteria set by the Portfolio's investment policies and objective are not reasonably available for purchase, or for temporary defensive purposes, invest up to 15% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO, repurchase agreements involving the foregoing securities, and to the extent permitted by applicable law, shares of investment companies investing solely in money market instruments) and in cash.

For a further description of these types of obligations or transactions, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information.

No Portfolio can accurately predict its portfolio turnover rate. Under normal circumstances the annual portfolio turnover rate is expected to be less than 40% for the

Fixed Income Portfolio. The annual portfolio turnover rate for the Growth Portfolio for the fiscal period ended October 31, 1995, was 177.86%. The annual portfolio turnover rates for the Small Cap Portfolio for the fiscal period ended October 31, 1995 was 183.49%. An annual portfolio turnover rate in excess of 100% for the Growth Portfolio or Small Cap Portfolio may result from the Adviser's investment strategy of focusing on earnings potential and disposing of securities when the Adviser believes that their earnings potential has diminished, or may result from the Adviser's maintenance of appropriate issuer diversification. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including brokerage commissions, and higher levels of taxable capital gain. See "Taxes."

RISK FACTORS

EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of that Portfolio to fluctuate. An investment in such Portfolios may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Small Cap Portfolio will invest primarily in securities of smaller companies. While the Adviser intends to invest the Portfolio's assets in companies that the Adviser's research indicates should, over the long term, provide significant growth potential, any investment in smaller capitalization companies involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and if listed on a national securities exchange may not be traded in volumes typical for that exchange. Thus, the securities of smaller companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established growth companies. As a result, the value of the shares of the Small Cap Portfolio can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

FIXED INCOME SECURITIES - The market value of the fixed income investments in which the Fixed Income Portfolio invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value. The Fixed Income Portfolio may invest in securities rated in the fourth highest category by an NRSRO; such securities, while still investment grade, are considered to have speculative characteristics.

SECURITIES OF FOREIGN ISSUERS - Investments in the securities of foreign issuers may subject a Portfolio to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. ADRs, typically issued by a U.S. financial institution, evidence ownership of underlying securities of a foreign issuer.

MORTGAGE-BACKED SECURITIES - The mortgage-backed securities ("MBSs") in which the Fixed Income Portfolio may invest are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying MBSs can be expected to accelerate. When an MBS held by the Portfolio is prepaid, the Portfolio must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the yield on the prepaid MBS.

INVESTMENT LIMITATIONS

The investment objective of each Portfolio and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of that Portfolio. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares.

No Portfolio may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Turner Investment Partners, Inc. is a professional investment management firm founded in January 1990. Robert E. Turner, Jr. is the Chairman and controlling shareholder of the Adviser. The Adviser has provided investment advisory services to investment companies since 1992. As of December 31, 1995 the Adviser had discretionary management authority with respect to approximately $2.5 billion of assets. The principal business address of the Adviser is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

The Adviser serves as the investment adviser for each Portfolio under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Portfolio and continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .75% of the average daily net assets of the Growth Portfolio, .50% of the average daily net assets of the Fixed Income Portfolio and 1.00% of the average daily net assets of the Small Cap Portfolio. The advisory fees for the Growth Portfolio and Small Cap Portfolio are higher than those paid by most other investment companies but are, in the Adviser's judgment, comparable to the investment advisory fees paid by other investment companies with comparable investment objectives and policies. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fixed Income and Small Cap Portfolios in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .75% and 1.25%, respectively. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time. For the fiscal year ended October 31, 1995, the Adviser received advisory fees of .75% and .00%, respectively, of the Growth and Small Cap Portfolios' average daily net assets, and the Adviser reimbursed expenses of the Small Cap Portfolio equal to 14.48% of that Portfolio's average daily net assets. The Fixed Income Portfolio was not in operation during this period.

Robert E. Turner, Jr., CFA, Chairman and Chief Investment Officer of the Adviser, has managed the portfolio of the Turner Growth Equity Fund since its inception. Mr. Turner joined Turner Investment Partners in 1990. He has 13 years of investment experience.

William H. Chenoweth, CFA, Senior Equity Portfolio Manager of the Adviser, has managed the Turner Small Cap Fund since its inception. Mr. Chenoweth joined Turner Investment Partners in 1993. Prior to 1993, he was Second Vice President with Jefferson-Pilot Corporation. He has 10 years of investment experience.

Mark Turner, President and Director of Fixed Income Management of the Adviser, has managed the Turner Fixed Income Fund since its inception. Mr. Turner joined Turner Investment Partners in 1990. He has 12 years of investment experience.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which is calculated daily and paid monthly, at an annual rate of that Portfolio's proportionate share of .20% of the aggregate average daily net assets of all of the Portfolios up to $75 million and .15% of such assets in excess of $75 million. Each Portfolio, however, pays the Administrator a minimum annual fee of $75,000. The administration fees a Portfolio pays may decline as a percentage of the Portfolio's average daily net assets as the Portfolio's net assets and the aggregate net assets of all Portfolios increase. For the fiscal year ended October 31, 1995, the Administrator received a fee from the Growth Portfolio and the Small Cap Portfolio equal to .18% and .91%, respectively, of each Portfolio's average daily net assets. The Fixed Income Portfolio was not in operation during this period.

The Administrator also serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund.

THE TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, acts as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of any Portfolio.

PORTFOLIO TRANSACTIONS

Each Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. The Adviser may direct commission business for the Growth Portfolio to designated broker-dealers (including the Distributor) in connection with such broker-dealers' payment of certain Growth Portfolio expenses.

Since shares of the Portfolios are not marketed through intermediary broker-dealers, no Portfolio has a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser may place orders for any Portfolio with qualified broker-dealers who refer clients to that Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of any Portfolio directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolio may be made on any Business Day. Shares of any Portfolio are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in any Portfolio is $100,000, and subsequent purchases must be at least $10,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Portfolio) for $100,000 or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further Credit: Name of the appropriate Portfolio. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is that Portfolio's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of any Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Portfolio or its shareholders to accept such order.

EXCHANGES

Shareholders of any Portfolio may exchange their shares for shares of either of the other Portfolios. Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Fund reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares of any Portfolio is the net asset value per share of that Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take 15 days or more. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or Automated Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

The net asset value per share of each Portfolio is determined by dividing the total market value of that Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, a Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Additional performance information regarding the Growth and Small Cap Portfolios is set forth in the 1995 Annual Report to Shareholders, available on request and without charge by calling 1-800-932-7781.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIOS:

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Growth and Small Cap Portfolios, and none of the Fixed Income Portfolio, will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Portfolio (such as STRIPS, TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors." Each Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because each Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. The Portfolios will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 in the year declared, if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolios will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

THE FUND

The Fund, an open-end investment management company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Each Portfolio's expense ratios are disclosed under "Financial Highlights."

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

As of February 5, 1996, the Navy-Marine Corp. Relief Society (Arlington, Virginia) owned a controlling interest in the Turner Small Cap Fund as defined by the Investment Company Act of 1940.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 19009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (excluding capital gain) of the Growth Portfolio is distributed in the form of quarterly dividends, that of the Fixed Income Portfolio is distributed in the form of monthly dividends, and that of the Small Cap Portfolio is distributed in the form of dividends at least annually. Shareholders of record of the Growth Portfolio and the Fixed Income Portfolio on the last Business Day of each quarter or month, respectively, will be entitled to receive the quarterly or monthly dividend distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfers.

Dividends and other distributions of a Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of each Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for one or more of the
Portfolios:

AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (Non-mortgage)--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities. The Fixed Income Portfolio may invest in these and in other asset-backed securities that may be created in the future if the Adviser determines they are suitable.

BANKERS' ACCEPTANCE--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations over 7 days in length.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.


Government Pass-Through Securities:  These are securities that are issued or
----------------------------------
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities:  These are mortgage-backed securities issued by
-------------------------------
a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMOs"):  CMOs are debt obligations or
--------------------------------------------
multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the
------
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds:  Parallel pay CMOs and REMICS are structured
----------------------------------
to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



Stripped Mortgage-Backed Securities ("SMBs"):  SMBs are usually structured with
--------------------------------------------
two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payment and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors:  Due to the possibility of prepayments of the underlying mortgage
------------
instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current condition in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

RECEIPTS--Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

REITs-REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITS may be affected by the value of the property owned or the quality of the mortgages held by the trust.


REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSIT--Time deposits are non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.


U.S. GOVERNMENT AGENCIES-Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., FNMA). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury Obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS")

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not actually reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES--Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolios:
TURNER GROWTH EQUITY FUND
TURNER FIXED INCOME FUND
TURNER SMALL CAP FUND



Adviser:
TURNER INVESTMENT PARTNERS, INC.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FINANCIAL MANAGEMENT CORPORATION



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1996

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                  PORTFOLIOS:
                           TURNER GROWTH EQUITY FUND
                            TURNER FIXED INCOME FUND
                             TURNER SMALL CAP FUND

                              INVESTMENT ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Turner Growth Equity Fund (the "Growth Portfolio"), the Turner Fixed Income Fund (the "Fixed Income Portfolio") and the Turner Small Cap Fund (the "Small Cap Portfolio") (each, a "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated February 28, 1996. The Prospectus may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE FUND............................................................  S-2
DESCRIPTION OF PERMITTED INVESTMENTS................................  S-2
INVESTMENT LIMITATIONS..............................................  S-5
THE ADVISER.........................................................  S-7
THE ADMINISTRATOR...................................................  S-8
THE DISTRIBUTOR.....................................................  S-9
TRUSTEES AND OFFICERS OF THE FUND...................................  S-9
COMPUTATION OF YIELD AND TOTAL RETURN............................... S-12
PURCHASE AND REDEMPTION OF SHARES................................... S-13
DETERMINATION OF NET ASSET VALUE.................................... S-13
TAXES............................................................... S-13
PORTFOLIO TRANSACTIONS.............................................. S-15
DESCRIPTION OF SHARES............................................... S-17
SHAREHOLDER LIABILITY............................................... S-18
LIMITATION OF TRUSTEES' LIABILITY................................... S-18
5% SHAREHOLDERS..................................................... S-18
EXPERTS............................................................. S-20
FINANCIAL........................................................... S-20
APPENDIX............................................................  A-1

February 28, 1996

TUR-F-009-06

THE FUND

This Statement of Additional Information relates only to the Turner Growth Equity Fund (the "Growth Portfolio"), Turner Fixed Income Fund (the "Fixed Income Portfolio") and Turner Small Cap Fund (the "Small Cap Portfolio") (each, a "Portfolio"). Each Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

FOREIGN SECURITIES

The Growth and Small Cap Portfolios may invest in U.S. dollar denominated securities of foreign issuers. The Fixed Income Portfolio may invest in securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and may purchase obligations of supranational entities. These instruments may subject these Portfolios to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. Foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

INVESTMENT COMPANY SHARES

Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Fund's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

U.S. GOVERNMENT SECURITIES

Each Portfolio may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Portfolio may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will purchase only those STRIPS that it determines are liquid or, if illiquid, do not violate the Portfolio's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Portfolio's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights.

WHEN-ISSUED SECURITIES

When-issued securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. A Portfolio will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis has the effect of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the custodian, and a Portfolio will maintain liquid assets (cash, U.S. Government obligations or liquid high quality obligations) in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio which cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and the Portfolio may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts, provided that this shall not prevent the Portfolio from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, real estate investment trusts which deal in real estate or interests therein pursuant to the Portfolio's investment objective and policies.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

1. No Portfolio may write or purchase puts, calls, options or combinations thereof.

2.   The Growth and Fixed Income Portfolios may not invest in warrants.

3. No Portfolio may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of its assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business for the value at which the Portfolio values the security on its books, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

4. To the extent the Growth Portfolio is registered in the state of California and purchases securities of other investment companies, such purchases shall be limited to shares of money market open-end investment companies; for all Portfolios, the Adviser will waive its fee on that portion of the Portfolio's assets placed in open-end investment companies.

5. No Portfolio may invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

6. The Growth and Small Cap Portfolios may not invest (i) more than 5% of its net assets in warrants or (ii) more than 2% of its net assets in warrants which are not traded on the New York Stock Exchange or the American Stock Exchange.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and Turner Investment Partners, Inc. (the "Adviser") have entered into an advisory agreement ("Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For the fiscal years ended October 31, 1995, 1994 and 1993, the Adviser was paid $897,405, $613,070 and $113,440 and waived fees of $0, $114,486 and $123,486, respectively for the Growth Portfolio. For the fiscal years ended October 31, 1995 and 1994, the Adviser waived all fees due it under the Advisory Agreement in respect to the Small Cap Portfolio Agreement and reimbursed expenses of $11,944 and $66,551, respectively. The Fixed Income Portfolio was not in operation during these periods.

To the extent a Portfolio purchases securities of open-end investment companies, the Adviser will waive its advisory fee on that portion of the Portfolio's assets invested in such securities.

The continuance of the Advisory Agreement as to any Portfolio after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to any Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of two years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party. For the fiscal years ended October 31, 1995, 1994 and 1993, the Administrator received fees of $214,591, $164,423 and $59,158, respectively, for the Growth Portfolio. For the fiscal years ended October 31, 1995 and 1994, the Administrator received fees of $75,000 and $54,658 for the Small Cap Portfolio. The Fixed Income Fund was not in operation during these periods.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of any Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is

SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Fund also serve as Trustees and/or officers of The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS (DOB 06/03/29) - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994.
Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. United States SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).

JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.

___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.

                                                                                              Total
                                                                                              Compensation
                                                                                              From Registrant
                                                                                              and Fund
                             Aggregate Compensation   Pension or                              Complex* Paid to
                             From Registrant for the  Retirement Benefits   Estimated         Trustees for the
                             Fiscal Year Ended        Accrued as Part of    Annual Benefits   Fiscal Year Ended
Name of Person, Position     October 31, 1995         Fund Expenses         Upon Retirement   October 31, 1995
------------------------------------------------------------------------------------------------------------------

John T. Cooney                $9,429.84                   N/A                   N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------
Frank E. Morris               $9,429.84                   N/A                   N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------
Robert Patterson              $9,429.84                   N/A                   N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------
Eugene B. Peters              $9,429.84                   N/A                   N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.         $9,429.84                   N/A                   N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.        $       0                   N/A                   N/A            $0 for services
                                                                                                on 1 board
------------------------------------------------------------------------------------------------------------------
Robert A. Nesher              $       0                   N/A                   N/A            $0 for services
                                                                                               on 1 board
==================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1995, the Growth Portfolio's yield was
 .50%, and the Small Cap Portfolio's yield was (.88%). The Fixed Income Portfolio was not in operation during this period.

The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1995, and for the period from March 11, 1992 (commencement of operations) through October 31, 1995, the total return for the Growth Portfolio was 21.15% and 12.57%, respectively. For the fiscal year ended October 31, 1995 and the period from February 7, 1994 (commencement of operations) through October 31, 1995, the total return for the Small Cap Portfolio was 47.52% and 31.45%, respectively. The Fixed Income Portfolio was not in operation during these periods.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Shares of each Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Portfolio that such shareholder is not subject to backup withholding.

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Portfolio best price and execution or other services which are of benefit to the Portfolio.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Portfolio. For the fiscal years ended October 31, 1994 and 1993, the Growth Portfolio directed transactions amounting to $82,676,830.12 and $12,934,713, respectively, to broker-dealers for research services, and paid commissions of $57,298.22 and $20,086 on those transactions. For the fiscal year ended October 31, 1994, the Small Cap Portfolio directed transactions amounting to $0 to broker-dealers for research services, and paid commissions of $0 on those transactions. For the fiscal year ended October 31, 1995 the Growth and Small Cap Portfolios directed no transactions to broker-dealers for research services. The Fixed Income Portfolio was not in operation during this period.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Fund and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal years ended October 31, 1995, 1994 and 1993, the Growth Portfolio paid the Distributor brokerage commissions in the aggregate amount of $1,314, $153,384 and $42,570, respectively. For the fiscal year ended October 31, 1995, the Growth Portfolio paid to the Portfolio represented 0% of the aggregate brokerage commissions which were paid on transactions that represented 10% of the aggregate dollar amount of transactions that incurred commissions paid by the Portfolio. Aggregate brokerage commissions paid by the Growth Portfolio for the fiscal years ended October 31, 1995, 1994 and 1993 were $581,138, $497,901 and $123,642, respectively.

For the fiscal year ended October 31, 1995, the Small Cap Portfolio paid the Distributor brokerage commissions in the aggregate amount of $157, which represented 0% of the aggregate brokerage commissions for such period and which were paid on transactions that represented 27% of the aggregate dollar amount of transactions that incurred commissions paid by that Portfolio during such period. For the fiscal year ended October 31, 1994, the Small Cap Portfolio paid the Distributor brokerage commissions in the aggregate amount of $450. Aggregate brokerage commissions paid by the Small Cap Portfolio for the fiscal period ended October 31, 1995 and 1994 were $41,882 and $22,495, respectively. The Fixed Income Portfolio was not in operation during such periods.

Because no Portfolio markets its shares through intermediary brokers or dealers, it is not the Portfolios' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Fund has acquired during its most recent fiscal year. As of October 31, 1995, the Turner Growth Portfolio held $847,875 of equity securities issued by Donaldson, Lufkin & Jenrette.

For the fiscal years ended October 1, 1994 and 1995, the portfolio turnover rate for each of the Portfolios was as follows:

========================================================
                                         TURNOVER RATE
                                        ----------------
          PORTFOLIO                     1994     1995
--------------------------------------------------------
Growth Portfolio                        164.81   177.86%
Fixed Income Portfolio                    *        *
Small Cap Portfolio                     173.92%  183.49%
========================================================

*Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 6, 1996, the following were the only persons who were record owners (or to the Fund's knowledge, beneficial owners) of 5% or more of a Portfolio's shares:

Turner Growth Equity Fund

     SHAREHOLDER                    NUMBER OF SHARES     %
CoreStates Bank NATTEE                   409,566.593      5.96%
Montgomery, McCracken,
Walker & Rhoad
P.O. Box 7829
Philadelphia, PA  19101

Plumbers Local Union #690                411,215.897      5.84%
Pension Fund
2791 Southhampton Road
Philadelphia, PA  19154

Batrus & Co.                           1,058,589.610     15.03%
c/o Bankers Trust Co.
P.O. Box 9005
Church Street Station
New York, NY  10006

Retirement Plan for Employees            523,528.884      7.43%
Bridgeport Hospital
c/o People's Bank Trust Dept.
850 Main Street, 13th Floor
Bridgeport, CT  06604

Saul & Co.                               375,349.709      5.33%
FBO Sheet Metal Annuity
c/o First Fidelity Bank
P.O. Box 1289
Newark, NJ  07102

McNeil Acquisition Partners LP          428,717.3220      6.09%
P.O. Box 803598
Dallas, TX  75380

Turner Small Cap Fund                    339,665.220     31.05%
Navy-Marine Corps Relief Society
801 N. Randolph St., STE 1228
Arlington, VA  22203

John C. Weber, Jr.                        78,304.894      7.16%
P.O. Drawer 2108C
Ocala, FL  32678

Christina Weber Trust                     77,809.434      7.11%
Live Oak Farm
9275 SW 9th Street
Ocala, FL  32674

Charles Schwab & Co.                      91,616.545      8.37%
Attn.: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

The Rosses Investment LP                  62,220.705      5.69%

The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating Standard & Poor's Corporation ("S&P") assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff.
Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1- to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of Turner Growth Equity Fund and Turner Small Cap Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Turner Growth Equity Fund and Turner Small Cap Fund (two of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Turner Growth Equity Fund and Turner Small Cap Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                     Market
                                                                     Value
TURNER GROWTH EQUITY FUND                                    Shares  (000)
----------------------------------------------------------------------------
COMMON STOCK -- 98.7%
AIR TRANSPORTATION -- 0.9%
 Delta Air Lines                                             15,300 $  1,004
                                                                    --------
AIRCRAFT -- 1.2%
 Boeing                                                      22,080    1,449
                                                                    --------
APPAREL/TEXTILES --1.1%
 Tommy Hilfiger*                                             35,000    1,334
                                                                    --------
AUTO & TRUCK RELATED -- 1.7%
 Chrysler                                                    18,400      950
 General Motors                                              24,200    1,059
                                                                    --------
                                                                       2,009
                                                                    --------
BANKS -- 4.1%
 Ahmanson H F                                                27,988      700
 Chemical Bank                                               25,210    1,434
 First Bank System                                           21,500    1,070
 Nationsbank                                                 24,220    1,592
                                                                    --------
                                                                       4,796
                                                                    --------
BASIC CHEMICALS -- 1.7%
 Morton International                                        36,820    1,123
 Sigma Aldrich                                               18,070      858
                                                                    --------
                                                                       1,981
                                                                    --------
COMMUNICATIONS -- 9.8%
 Airtouch Communications*                                    43,570    1,242
 Ascend Communications*                                      37,440    2,434
 Cascade Communications*                                     18,260    1,301
 Glenayre Technologies*                                       8,980      577
 Tele-Communications, Cl A*                                  85,380    1,451
 Ultratech Stepper*                                          31,010    1,240
 Bellsouth                                                    8,870      679
 Comcast Special, Cl A                                       73,545    1,315
 HBO                                                         15,920    1,126
                                                                    --------
                                                                      11,365
                                                                    --------
COMPUTERS & SERVICES -- 16.4%
 America Online*                                             15,000    1,200
 Bay Networks*                                               37,500    2,485
 Cirrus Logic*                                               18,750      790
 Cisco Systems*                                              20,000    1,550
 Compaq Computer*                                            28,850    1,608
 Informix*                                                   30,270 $    882
 Intuit*                                                     13,840      996
 Medic Computer Systems*                                     13,080      697
 Microsoft*                                                  16,220    1,622
 Netscape Communications*                                    14,870    1,309
 Oracle*                                                     36,800    1,605
 UUNET Technologies*                                         14,940      908
 First Data                                                  20,900    1,382
 Hewlett Packard                                             13,870    1,285
 National Data                                               25,400      673
                                                                    --------
                                                                      18,992
                                                                    --------
CONCRETE & MINERAL PRODUCTS -- 1.0%
 Owens Corning Fiberglass*                                   27,620    1,170
                                                                    --------
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT --
  8.9%
 3COM*                                                       18,490      869
 Applied Materials*                                          43,640    2,188
 Atmel*                                                      18,880      590
 Komag*                                                      16,700      952
 LSI Logic*                                                  25,000    1,178
 Silicon Valley Group*                                       26,140      846
 Worldcom*                                                   39,460    1,287
 Intel                                                       23,000    1,607
 Micron Technology                                           10,390      734
                                                                    --------
                                                                      10,251
                                                                    --------
ENERGY & POWER -- 0.9%
 California Energy*                                          54,570      989
                                                                    --------
FINANCIAL SERVICES -- 3.5%
 Donaldson, Lufkin, & Jenrette*                              28,500      848
 Block H & R                                                 29,440    1,215
 First USA                                                   19,370      891
 Household International                                     19,510    1,097
                                                                    --------
                                                                       4,051
                                                                    --------
FOOD, BEVERAGE & TOBACCO -- 8.8%
 Chiquita Brands International                               56,390      916
 Coca Cola                                                   17,230    1,238
 Dole Food                                                   40,000    1,505
 Pepsico                                                     35,120    1,853
 Philip Morris                                               23,680    2,001
 Sara Lee                                                    50,000    1,469
 Seagram                                                     32,720    1,178
                                                                    --------
                                                                      10,160
                                                                    --------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                     Market
TURNER GROWTH EQUITY                                                 Value
FUND (Continued)                                             Shares  (000)
----------------------------------------------------------------------------

FOOTWEAR -- 1.3%
 Just For Feet*                                              27,050 $    639
 Nine West Group*                                            20,000      890
                                                                    --------
                                                                       1,529
                                                                    --------
GRAIN MILL PRODUCTS -- 1.0%
 Ralston Purina                                              19,460    1,155
                                                                    --------
HEALTHCARE -- 6.3%
 Amgen*                                                      18,130      870
 Boston Scientific*                                          22,290      939
 Columbia HCA Healthcare                                     28,340    1,392
 Johnson & Johnson                                           14,020    1,143
 Medtronic                                                   30,000    1,732
 Merck                                                       21,300    1,225
                                                                    --------
                                                                       7,301
                                                                    --------
INSURANCE -- 4.1%
 Phycor*                                                     16,665      612
 Aetna Life & Casualty                                       20,450    1,439
 The PMI Group                                               17,120      822
 United Healthcare                                           36,200    1,923
                                                                    --------
                                                                       4,796
                                                                    --------
LUMBER & WOOD PRODUCTS -- 1.0%
 Georgia-Pacific                                             13,410    1,106
                                                                    --------
MACHINERY -- 0.6%
 Smith International*                                        40,000      640
                                                                    --------
METAL & METAL INDUSTRIES -- 3.4%
 Engelhard                                                   68,680    1,709
 Phelps Dodge                                                18,090    1,146
 Reynolds Metals                                             20,480    1,032
                                                                    --------
                                                                       3,887
                                                                    --------
OIL & GAS -- 7.9%
 Apache                                                      65,510    1,671
 Exxon                                                       19,570    1,495
 Helmerich & Payne                                           25,000      647
 Mobil                                                       20,000    2,015
 Texaco                                                      30,000    2,043
 USX-Marathon Group                                          73,430    1,303
                                                                    --------
                                                                       9,174
                                                                    --------

PAPER & PAPER PRODUCTS -- 1.1%
 Kimberly Clark                                              17,446 $  1,267
                                                                    --------
RAILROADS -- 1.8%
 CSX                                                         14,470    1,211
 Union Pacific                                               14,020      917
                                                                    --------
                                                                       2,128
                                                                    --------
RECREATIONAL PRODUCTS & SERVICES -- 2.2%
 Mirage Resorts*                                             34,420    1,127
 Walt Disney                                                 24,950    1,438
                                                                    --------
                                                                       2,565
                                                                    --------
RETAIL -- 5.5%
 Corporate Express*                                          48,935    1,278
 Micro Warehouse*                                            24,440    1,088
 Officemax*                                                  50,000    1,238
 Petsmart*                                                   30,000    1,005
 Sunglass Hut International*                                 40,600    1,106
 Zale*                                                       40,530      598
                                                                    --------
                                                                       6,313
                                                                    --------
UTILITIES, ELECTRIC, & GAS -- 2.5%
 AES*                                                        46,950      927
 Southern                                                    56,070    1,339
 Ultramar                                                    26,640      649
                                                                    --------
                                                                       2,915
                                                                    --------
TOTAL COMMON STOCK
 (Cost $93,879,341)                                                  114,327
                                                                    --------
REPURCHASE AGREEMENTS -- 0.1%
 Lehman Brothers 5.560%, dated 10/31/95, matures 11/01/95,
  repurchase price $152,982 (collateralized by U.S. Treasury
  Note, par value $151,419, 7.500%, matures 01/31/97: market
  value $157,618)                                                        153
                                                                    --------
TOTAL REPURCHASE AGREEMENTS (Cost $152,982)                              153
                                                                    --------
TOTAL INVESTMENTS -- 98.8%
 (Cost $94,032,323)                                                  114,480
                                                                    --------
OTHER ASSETS AND LIABILITIES -- 1.2%
 Other Assets and Liabilities, Net                                     1,339
                                                                    --------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

TURNER GROWTH EQUITY FUND (Concluded)
------------------------------------------------------------------------------
NET ASSETS:
 Portfolio shares (unlimited authorization-- no par value)
  based on 7,735,310 outstanding shares of beneficial interest        $ 89,664
 Net investment loss                                                       (40)
 Accumulated net realized gain on investments                            5,747
 Net unrealized appreciation on investments                             20,448
                                                                      --------
TOTAL NET ASSETS: -- 100.0%                                           $115,819
                                                                      ========
 Net Asset Value, Offering Price and Redemption Price Per Share         $14.97
                                                                      ========

* Non-income producing security.
The accompanying notes are an integral part of the financial statements.

                                                                    Market
                                                                     Value
TURNER SMALL CAP FUND                                        Shares  (000)
---------------------------------------------------------------------------
COMMON STOCK -- 97.7%
AIR TRANSPORTATION -- 2.0%
 American West Airlines*                                      6,000 $    82
 Midwest Express Holdings*                                    7,034     176
                                                                    -------
                                                                        258
                                                                    -------
APPAREL/TEXTILES -- 1.4%
 Tommy Hilfiger*                                              3,210     122
 Westpoint Stevens*                                           2,630      56
                                                                    -------
                                                                        178
                                                                    -------
BANKS -- 1.2%
 TCF Financial                                                2,700     159
                                                                    -------
BASIC CHEMICALS -- 2.6%
 Applied Extrusion Technologies*                              9,600     148
 NL Industries*                                               6,490      84
 International Specialty Products                            12,790     110
                                                                    -------
                                                                        342
                                                                    -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.6%
 Clear Channel Communications*                                  920      75
                                                                    -------
COMMUNICATIONS -- 9.1%
 Apac Teleservices*                                           3,450 $    87
 Ascend Communications*                                       2,680     174
 Brightpoint*                                                 3,950      75
 Cascade Communications*                                      1,880     134
 Coherent Communications Systems*                             6,100     125
 Picturetel*                                                  2,300     152
 Premisys Communications*                                     2,000     179
 Transaction Network Services*                                4,000      92
 U.S. Order*                                                  3,240      49
 Ultratech Stepper*                                           3,050     122
                                                                    -------
                                                                      1,189
                                                                    -------
COMPUTERS & SERVICES -- 23.4%
 America Online*                                              1,770     142
 Arcsys*                                                      2,320      97
 Aspen Technology*                                            4,390     121
 Avid Technology*                                             4,300     188
 Checkfree*                                                  10,700     226
 Computervision*                                              2,600      31
 Dendrite International*                                      7,700     134
 Discreet Logic*                                              2,490     142
 HNC Software*                                                3,800      97
 Macro Media*                                                 4,340     161
 Maxis*                                                       1,600      71
 Medic Computer Sytems*                                       2,160     115
 Netcom On Line Communication Services*                       2,200     128
 Netscape Communications*                                     2,120     187
 Pure Software*                                               4,850     178
 Shiva*                                                       1,950     117
 Spyglass*                                                    2,300     114
 Tivoli Systems*                                              3,550     114
 Transaction Systems Architects*                              3,105      81
 UUNET Technologies*                                          3,957     242
 Verity*                                                      2,970     109
 Fair Isaac                                                   3,560      96
 National Data                                                6,127     162
                                                                    -------
                                                                      3,053
                                                                    -------
CONCRETE & MINERAL PRODUCTS -- 1.0%
 USG*                                                         4,400     128
                                                                    -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                     Market
TURNER SMALL CAP FUND                                                 Value
(Continued)                                                  Shares   (000)
----------------------------------------------------------------------------
CONSUMER PRODUCTS -- 2.2%
 Department 56*                                               1,380  $    63
 Guest Supply*                                                4,200       79
 Oakley*                                                      4,190      144
                                                                     -------
                                                                         286
                                                                     -------
ELECTRONIC AND OTHER ELECTRICAL
 EQUIPMENT -- 5.8%
 Burr-Brown*                                                  3,510      114
 Komag*                                                       1,390       79
 Oak Technology*                                              2,750      151
 Ontrak Systems*                                              2,870       56
 Sierra Semiconductor*                                        4,690       84
 Silicon Valley Group*                                        4,770      155
 Belden                                                       4,910      118
                                                                     -------
                                                                         757
                                                                     -------
FINANCIAL SERVICES -- 6.2%
 Credit Acceptance*                                           3,420       80
 Imperial Credit Industries*                                  5,400       78
 Jayhawk Acceptance*                                         12,050      144
 Litchfield Financial*                                        3,450       52
 Markel*                                                        920       69
 Stormedia*                                                   2,050       94
 WFS Financial*                                               5,950       99
 Mutual Risk Management                                       2,600       96
 The Money Store                                              2,463       99
                                                                     -------
                                                                         811
                                                                     -------
FOOD, BEVERAGE & TOBACCO -- 2.5%
 Redhook Ale Brewery*                                         3,315       98
 Robert Mondavi*                                              5,880      166
 Interstate Bakeries                                          3,110       66
                                                                     -------
                                                                         330
                                                                     -------
FOOTWEAR -- 1.4%
 Just For Feet*                                               3,345       79
 Nine West Group*                                             2,490      111
                                                                     -------
                                                                         190
                                                                     -------
HEALTHCARE -- 3.0%
 Amerisource Health*                                          2,550       69
 Idexx Laboratories*                                          2,700      110
 Ornda Health*                                                5,400       95
 Physician Sales & Services*                                  7,675      125
                                                                     -------
                                                                         399
                                                                     -------
HOUSEHOLD PRODUCTS -- 0.5%
 RPM                                                          3,520  $    68
                                                                     -------
INSURANCE -- 6.8%
 Compdent*                                                    5,550      173
 Phycor*                                                      3,600      132
 Total Renal Care Holdings*                                   4,634       94
 United Dental Care*                                          4,100      125
 CMAC Investment                                              2,710      129
 The PMI Group                                                2,600      125
 Vesta Insurance Group                                        2,675      108
                                                                     -------
                                                                         886
                                                                     -------
MACHINERY -- 2.7%
 C.P. Clare*                                                  4,650      120
 Plasma & Materials Technologies*                             5,700       66
 PRI Automation*                                              2,280       84
 Smith International*                                         5,100       82
                                                                     -------
                                                                         352
                                                                     -------
MEASURING DEVICES -- 2.2%
 Cognex*                                                      1,050       63
 Fore Systems*                                                2,300      122
 Veeco Instruments*                                           4,260      102
                                                                     -------
                                                                         287
                                                                     -------
MEDICAL PRODUCTS & SERVICES -- 2.7%
 Medisense*                                                   4,250       91
 Medpartners*                                                 2,000       56
 Nellcor*                                                     1,740      100
 Orthodontic Centers of America*                              3,250      104
                                                                     -------
                                                                         351
                                                                     -------
OIL & GAS -- 4.1%
 BJ Services*                                                 3,850       90
 Citation*                                                    9,040      169
 Energy Ventures*                                             6,000      114
 Falcon Drilling*                                             9,600      100
 Nabors Industries*                                           7,720       67
                                                                     -------
                                                                         540
                                                                     -------
PACKAGING -- 1.0%
 Sealed Air*                                                  5,020      132
                                                                     -------
PAPER & PAPER PRODUCTS -- 0.4%
 Boise Cascade                                                1,640       59
                                                                     -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                    Market
                                                                     Value
TURNER SMALL CAP FUND (Concluded)                            Shares  (000)
---------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 5.6%
 ABR Information Services*                                   4,500  $   133
 Concord EFS*                                                3,165      109
 PMT Services*                                               4,240      114
 Quintiles Transnational*                                    2,500      161
 RTW*                                                        4,740      115
 Loewen Group                                                2,430       97
                                                                    -------
                                                                        729
                                                                    -------
RAILROADS -- 1.5%
 Wisconsin Central*                                          2,040      123
 Illinois Central                                            1,990       76
                                                                    -------
                                                                        199
                                                                    -------
RECREATIONAL PRODUCTS & SERVICES -- 0.5%
 Station Casinos*                                            4,700       61
                                                                    -------
RETAIL -- 7.3%
 Baby Superstore*                                            1,320       62
 Corporate Express*                                          5,120      134
 Eastbay*                                                    5,450      116
 Kenneth Cole Production*                                    1,510       62
 Officemax*                                                  5,385      133
 Petsmart*                                                   5,065      169
 Sunglass Hut International*                                 4,400      120
 U.S. Office Products*                                       5,410       93
 Zale*                                                       4,400       65
                                                                    -------
                                                                        954
                                                                    -------
TOTAL COMMON STOCK
 (Cost $9,769,556)                                                   12,773
                                                                    -------
REPURCHASE AGREEMENTS -- 6.9%
 Lehman Brothers 5.560%, dated 10/31/95, matures 11/01/95,
  repurchase price $894,718 (collateralized by U.S. Treasury
  Note, par value $885,575, 7.500%, matures 01/31/97: market
  value $921,828)                                                       895
                                                                    -------
TOTAL REPURCHASE AGREEMENTS (Cost $894,718)                             895
                                                                    -------

                                                                   Market
                                                                    Value
                                                                    (000)
---------------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.6%
 (Cost $10,664,274                                                 $13,668
                                                                   -------
OTHER ASSETS AND LIABILITIES -- (4.6%)
 Payable for Securities Purchased                                     (688)
 Other Assets and Liabilities, Net                                      92
                                                                   -------
TOTAL OTHER ASSETS AND LIABILITIES                                    (596)
                                                                   =======
NET ASSETS:
 Portfolio shares (unlimited authorization--no par value) based on
  812,803 outstanding shares of beneficial interest                  9,154
 Net investment loss                                                    (8)
 Accumulated net realized gain on investments                          922
 Net unrealized appreciation on investments                          3,004
                                                                   -------
TOTAL NET ASSETS: -- 100.0%                                        $13,072
                                                                   =======
 Net Asset Value, Offering Price and Redemption Price Per Share    $ 16.08
                                                                   =======

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the year ended October 31, 1995

                                                          TURNER       TURNER
                                                       GROWTH EQUITY  SMALL CAP
                                                           FUND         FUND
                                                       ------------- -----------
                                                         11/01/94     11/01/94
                                                        TO 10/31/95  TO 10/31/95
                                                           (000)        (000)
--------------------------------------------------------------------------------
Investment Income:
 Dividend Income.....................................     $ 1,905      $   30
 Interest Income.....................................         155          17
--------------------------------------------------------------------------------
  Total Investment Income............................       2,060          47
--------------------------------------------------------------------------------
Expenses:
 Administrator Fees..................................         215          75
 Investment Advisory Fees............................         897          82
 Investment Advisory Fee Waiver......................         --          (82)
 Contributions by Adviser............................         --          (12)
 Custodian Fees......................................          14           6
 Transfer Agent Fees.................................          24          12
 Professional Fees...................................          49          15
 Trustee Fees........................................           6           2
 Registration Fees...................................          (5)          1
 Pricing Fees........................................           5         --
 Printing Expense....................................          16           1
 Amortization of Deferred Organizational Costs.......           3           2
 Insurance and Other Fees............................          10           1
 Directed Brokerage..................................        (109)        --
--------------------------------------------------------------------------------
  Total Expenses.....................................       1,125         103
--------------------------------------------------------------------------------
   Net Investment Income (Loss)......................         935         (56)
--------------------------------------------------------------------------------
 Net Realized Gain from Securities Sold..............      11,270       1,005
 Net Unrealized Appreciation of Investment
  Securities.........................................      11,773       2,573
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments....      23,043       3,578
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from
  Operations.........................................     $23,978      $3,522
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS              THE ADVISORS' INNER CIRCLE FUND

For the period ended October 31, 1995

                                         TURNER                  TURNER
                                      GROWTH EQUITY             SMALL CAP
                                          FUND                    FUND
                                 ----------------------- -----------------------
                                  11/01/94    11/01/93    11/01/94   02/07/94(2)
                                 TO 10/31/95 TO 10/31/94 TO 10/31/95 TO 10/31/94
                                    (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------
Investment Activities:
  Net Investment Income (Loss).   $    935    $    743     $   (56)    $   (8)
  Net Realized Gain (Loss) on
   Securities Sold.............     11,270      (5,082)      1,005        (27)
  Net Unrealized Appreciation
   of Investment Securities....     11,773       2,203       2,573        431
--------------------------------------------------------------------------------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations.................     23,978      (2,136)      3,522        396
--------------------------------------------------------------------------------
Distributions to Shareholders:
  Net Investment Income........     (1,022)       (704)        --         --
--------------------------------------------------------------------------------
   Total Distributions.........     (1,022)       (704)        --         --
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares Issued................     33,135      68,222       5,250      4,410
  Shares Issued in Lieu of Cash
   Distributions...............        909         625         --         --
  Shares Redeemed..............    (54,140)     (6,375)       (506)       --
--------------------------------------------------------------------------------
  Increase (Decrease) in Net
   Assets Derived from Capital
   Share Transactions..........    (20,096)     62,472       4,744      4,410
--------------------------------------------------------------------------------
   Total Increase in Net
    Assets.....................      2,860      59,632       8,266      4,806
--------------------------------------------------------------------------------
Net Assets:
  Beginning of Period..........    112,959      53,327       4,806        --
--------------------------------------------------------------------------------
  End of Period................   $115,819    $112,959     $13,072     $4,806
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
  Shares Issued................      2,600       5,465         407        441
  Issued in Lieu of Cash
   Distributions...............         70          51         --         --
  Redeemed.....................     (3,998)       (517)        (35)       --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in
   Share Transactions..........     (1,328)      4,999         372        441
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(2) The Turner Small Cap Fund commenced operations on February 7, 1994.

    The accompanying notes are an integral part of the financial statements.

For the period ended October 31, 1995.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout the Period

            Net               Realized and                                                  Net                  Ratio
           Asset               Unrealized  Distributions                                  Assets      Ratio      of Net
           Value      Net       Gains or     from Net    Distributions Net Asset            End    of Expenses   Income
         Beginning Investment  Losses on    Investment   from Capital  Value End  Total  of Period to Average  to Average
         of Period   Income    Securities     Income         Gains     of Period Return    (000)   Net Assets  Net Assets
         --------- ---------- ------------ ------------- ------------- --------- ------- --------- ----------- ----------
-------------------------
TURNER GROWTH EQUITY FUND
-------------------------
1995      $12.46      0.10        2.52        (0.11)          --        $14.97   21.15%   115,819     0.94%+      0.78%+
1994      $13.12      0.10       (0.66)       (0.10)          --        $12.46   (4.28%)  112,959     0.95%       0.86%
1993      $10.40      0.09        2.72        (0.09)          --        $13.12   27.08%    53,327     1.00%       0.80%
1992(1)   $10.00      0.03        0.40        (0.03)          --        $10.40    6.95%*    7,781     1.44%*      0.73%*
-------------------------
TURNER SMALL CAP FUND
-------------------------
1995      $10.90     (0.06)       5.24           --           --        $16.08   47.52%    13,072     1.25%      (0.68%)
1994(2)   $10.00     (0.02)       0.92           --           --        $10.90   12.35%*    4,806     1.09%*     (0.27%)*

                      Ratio
                      of Net
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
         ---------- ---------- ---------
-------------------------
TURNER GROWTH EQUITY FUND
-------------------------
1995       0.94%+     0.78%+    177.86%
1994       1.08%      0.73%     164.81%
1993       1.52%      0.28%      88.35%
1992(1)    2.55%*    (0.38%)*   205.00%
-------------------------
TURNER SMALL CAP FUND
-------------------------
1995       2.39%     (1.82%)    183.49%
1994(2)    4.32%*    (3.50%)*   173.92%

 *  Annualized
(1) The Turner Growth Equity Fund commenced operations on March 11, 1992.
(2) The Turner Small Cap Fund commenced operations on February 7, 1994.
 + Absent Turner Growth Equity Fund participation in a Directed Brokerage program, the Ratios of Expenses to Average Net Assets (with and without waivers) and Expenses to Net Income (with and without waivers) were 1.03% and .69%, respectively.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND

October 31, 1995
1. Organization:

THE ADVISORS' INNER CIRCLE FUND (the "'Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements included herein present those of the Turner Growth Equity Fund and the Turner Small Cap Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

  Security Valuation -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

  Security Transactions and Related Income --Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

  Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

  Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  Other -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

  Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to certain net operating losses which, for tax purposes, are not available to offset future income, has been reclassified to paid-in-capital.

                                                                           (000)
                                                                           -----
   Turner Small Cap Fund..................................................  $56

  This reclassification has no effect on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

3. Organization Costs and Transactions with Affiliates:

The Turner Growth Equity Fund and Turner Small Cap Fund incurred organization costs of approximately $17,000 and $19,000 respectively. These costs have been capitalized by the funds and are being amortized over sixty months commencing with operations. In the event of the initial shares of the fund redeemed by any holder thereof during the period that the fund is amortizing its organizational costs the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $7,000 and $1,000, respectively, for organizational work performed by a law firm of which an officer of the fund is a partner.

Certain officers and trustees of the Trust are also officers of SEI Financial Management Company (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, under which the Administrator provides management and administrative services for an annual rate of that Portfolio's proportionate share of .20% of the aggregate average daily net assets of the Portfolios up to $75 million and .15% of such assets in excess of $75 million. There is a minimum annual fee of $75,000 per Fund.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 14, 1991. The Distributor receives no fees for its distribution services under this agreement. However the Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on portfolio transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that portfolio transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary brokerage commissions. The Distributor returned a portion of these commissions to the Fund in order to reduce the expenses of the Growth Equity Fund.

5. Investment Advisory and Custodian Agreements:

The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated February 21, 1992 under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Growth Portfolio and 1.00% of the average daily net assets of the Small Cap Fund. The Adviser has voluntarily agreed for an indefinite period of time, to waive all or a portion of its fees (and to reimburse the Fund's expenses) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the Small Cap Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 1995, are as follows:

                                                            TURNER      TURNER
                                                         GROWTH EQUITY SMALL CAP
                                                             FUND        FUND
                                                             (000)       (000)
                                                         ------------- ---------
Purchases
 Government.............................................   $      0     $     0
 Other..................................................    208,628      19,308
Sales
 Government.............................................   $      0     $     0
 Other..................................................    230,975      14,885

At October 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995
securities held by the Fund at October 31, 1995, is as follows:

                                                            TURNER      TURNER
                                                         GROWTH EQUITY SMALL CAP
                                                             FUND        FUND
                                                             (000)       (000)
                                                         ------------- ---------
Aggregate gross unrealized appreciation.................    $22,022     $3,254
Aggregate gross unrealized depreciation.................     (1,574)      (250)
                                                            -------     ------
Net unrealized appreciation.............................    $20,448     $3,004
                                                            =======     ======

7. Capital Loss Carryforward

The Turner Growth Equity and Turner Small Cap Funds utilized their entire capital loss carryforward balances $5,523,115 and $26,470, respectively, to reduce realized gains incurred which otherwise would have been distributed.

                                FMC SELECT FUND

                              Investment Adviser:
                              FIRST MANHATTAN CO.


This Prospectus offers shares of the FMC Select Fund (the "Fund"), which is a separate series of The Advisors' Inner Circle Fund (the "Trust").

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 28, 1996



______________

                        THE ADVISORS' INNER CIRCLE FUND

                                    SUMMARY

The following provides basic information about the FMC Select Fund (the "Fund"), one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES AND POLICIES? The Fund seeks to obtain a favorable rate of return principally through capital appreciation and to a limited degree through current income by investing in a portfolio of equity and fixed income securities, including money market instruments.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The Fund invests in equity and fixed income securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The Fund also may invest in securities that have speculative characteristics. See "Investment Objective," "General Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? First Manhattan Co. (the "Adviser") serves as the investment adviser to the Fund. In addition to advising the Fund, the Adviser provides advisory services to individuals, partnerships, trusts, pension and other employee benefit plans, and eleemosynary and other institutions. See "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as the distributor of the Fund's shares. See "The Distributor."

IS THERE A SALES LOAD?  No, shares of the Fund are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The Fund requires a minimum initial investment of $10,000, and subsequent investments must total $1,000 or more. These minimum purchase requirements may be reduced or waived by the Distributor or for investors who purchase shares of the Fund through omnibus accounts maintained by registered broker-dealers who have executed sub-distribution agreements with the Distributor.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made on days when the New York Stock Exchange is open for business ("Business Days"). A purchase order will be effective as of the Business Day received by the Fund's Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. To open an account using wired funds, you must first call 1-800-808-4921. Redemption
                                    -----
orders placed prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The Fund also offers both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of quarterly dividends. Any realized capital gain is distributed at least annually. Distributions of net investment income and capital gains are paid in additional shares unless the shareholder elects to take the payment in cash. See "General Information - Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                FMC SELECT FUND
      Load Imposed on Purchases........................................... None
Sales Load Imposed on Reinvested Dividends................................ None
Deferred Sales Load....................................................... None
Redemption Fees (1)....................................................... None
Exchange Fees............................................................. None

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
         Fee Advisory........................................  .80%
12b-1 Fees...................................................  None
Other Expenses (after reimbursements) (2)(3).................  .30%
           Total Operating Expenses (after reimbursements)... 1.10%

(2) The Adviser has, on a voluntary basis, agreed to reimburse Fund expenses in order to limit the Fund's total operating expenses to a maximum of 1.10% of average daily net assets. The other expenses and total operating expenses shown reflect this voluntary arrangement. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. Absent such expense reimbursement, the Fund's estimated other expenses and annual total operating expenses for its initial twelve month of operations would be .52% and 1.32% of average daily net assets, respectively, based on a minimum annual administration fee of $75,000. See "The Adviser."

(3) Administration fees will equal .20% of the Fund's average daily net assets at asset levels of $37.5 million. There is a minimum annual administration fee of $75,000. See "The Administrator."

EXAMPLE

                                            1 year   3 years  5 years  10 years
You would pay the following
expenses on a $1,000 investment
in the Fund assuming (1) 5%
annual return and (2)
redemption at the end of each
time period.                                $11      $35      $61      $134

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF THE FUND AFTER EXPENSE REIMBURSEMENTS AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

The following information on the FMC Select Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 5, 1995 on the Fund's financial statements as of October 31, 1995 included in the Fund's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Fund's audited financial statements and notes thereto.

For a Share of the Portfolio Outstanding Throughout the Period:


                                                                  FMC
                                                                 SELECT
                                                                  FUND
                                                                5/8/95(2)
                                                                   to
                                                                10/31/95
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $10.00
Income From Investment Operations:
     Net Investment Income.................................         0.10
     Realized and Unrealized
     Gains or Losses on Securities.........................         0.96
Total From Investment Operations...........................         1.06
Less Distributions:
Distributions From Net Investment Income...................        (0.09)
Distributions from Capital Gains...........................           --
     Total Distributions...................................        (0.09)
NET ASSET VALUE, END OF PERIOD.............................       $10.97
TOTAL RETURN(1)............................................        10.60%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)............................      $27,202
Ratios Of Expenses To Average Net Assets...................         1.10%*
Ratio Of Expenses To Average Net Assets
  (Excluding Reimbursements)...............................         1.57%*
Ratio Of Net Income To Average
  Net Assets...............................................         1.96%*
Ratio Of Net Income (Loss) to Average
  Net Assets (Excluding Reimbursements)....................         1.49%*
Portfolio Turnover Rate....................................         1.87%

 * Annualized
 (1) Total Return is cumulative since inception.
 (2) The FMC Select Fund commenced operations on May 8, 1995.

THE TRUST AND THE FUND

The Advisors' Inner Circle Fund (the "Trust") is designed to provide a convenient and economic means of investing in professionally managed portfolios of securities by offering shares in a number of diversified mutual funds, each of which is a separate series ("fund") of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the FMC Select Fund (the "Fund").

INVESTMENT OBJECTIVE

The Fund seeks a favorable rate of return principally through capital appreciation and to a limited degree through current income. There can be no assurance that the Fund will be able to achieve its investment objective.

GENERAL INVESTMENT POLICIES

The Fund invests principally in equity securities, and to a limited degree in fixed income securities, including money market instruments. The Fund ordinarily will invest a predominant portion of its assets (75%-85%) in equity securities and the remainder in fixed income securities, including money market instruments. The exact percentage of the Fund's assets invested in equity and fixed income securities will vary from time to time in accordance with the Adviser's assessment of investment opportunities.

Equity Securities.  The equity securities in which the Fund may invest are
-----------------
common stocks, preferred stocks, and convertible securities of domestic companies, as well as warrants to purchase such securities. The Adviser may also purchase U.S. dollar-denominated equity securities (including Depositary Receipts) and preferred stocks (including preferred stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stocks, and shares of closed-end investment companies. The Fund may purchase equity securities that are traded on registered exchanges or the over-the-counter market in the United States.

In selecting equity securities for the Fund, the Adviser will not attempt to forecast either the economy or the stock market, but rather will focus its efforts on searching out investment opportunities in equity securities of companies with strong balance sheets, favorable returns on equity and businesses of which the Adviser's fund managers have an understanding, and in equity securities of companies where all of these factors may not be present, but whose shares sell at a market valuation below their perceived intrinsic value.


Fixed Income Securities.  The fixed income securities that may be purchased by
-----------------------
the Fund are: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (ii) dollar denominated corporate bonds and debentures of U.S. and foreign companies that are rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Services, Inc. ("Moody's"), or are unrated but of comparable quality as determined by the Adviser; (iii) mortgage-backed securities that are issued or guaranteed by a U.S. Government agency or that are privately-issued collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the top two categories by S&P or Moody's; (iv) high quality commercial paper; (v) securities issued by the Government of Canada and supranational agencies such as the World Bank; (vi) asset-backed securities rated in one of the top two categories by S&P or Moody's; (vii) short-term debt obligations of U.S. and foreign banks; (viii) zero coupon securities; (ix) money market instruments; and (x) repurchase agreements.

Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. In S&P's view, whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Bonds rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the view of Moody's, such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. In the event any fixed income security held by the Fund is downgraded below the applicable rating category set forth above, the Adviser will review the security and determine whether to retain or dispose of it.

In selecting fixed income securities for the Fund, the Adviser will seek added returns from the long-term compounding of incremental yields rather than from attempting to anticipate bond market price swings. The sources of incremental returns are (1) the higher yields on corporate and government agency securities compared to U.S. Treasury securities and (2) mispriced prepayment options. The fixed income component of the Fund ordinarily will consist of securities with a duration of up to eight years. Interest rate forecasting will not play a significant role in the Adviser's fixed income investment strategy.

Auxiliary Policies.
-------------------
Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objective. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

The Fund also may invest up to 5% of its total assets in convertible debt securities rated Caa or higher by Moody's or CCC or higher by S&P, Duff & Phelps Corporation or Fitch Investor Services, Inc. While the Adviser will purchase such securities with a view to the capital appreciation potential associated with the underlying equity security, below investment- grade issues, otherwise known as "junk bonds," present special risks. See the "Description of Permitted Investments and Risk Factors."

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Adviser may invest up to 100% of the Fund's assets in cash or money market instruments.

It is anticipated that the annual portfolio turnover rate for the Fund will not exceed 100%.

For a description of the permitted investments of the Fund and the associated risk factors, see "Description of Permitted Investments and Risk Factors." For a description of ratings, see the Appendix to the Statement of Additional Information.

RISK FACTORS

Equity Securities - Investments in common stocks are subject to market risks
-----------------
which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

Fixed Income Securities - The market value of fixed income investments will
-----------------------
generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Options - Risks associated with options transactions include: (1) the success
-------
of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for an option; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Securities of Foreign Issuers - There are certain risks connected with
-----------------------------
investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other government restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions of foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and the difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

INVESTMENT LIMITATIONS

The investment objective of the Fund and the investment limitations set forth below and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed as to principal and interest by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in U.S. Government securities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry, (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry, and (iii) supranational entities will be considered to represent one industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets. The Fund will not purchase additional securities while borrowings exceed 5% of its assets.

As relating to investment limitation numbers 1 and 2, the foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISER

First Manhattan Co. is a professional investment management firm organized as a limited partnership that was founded in 1964. Because of the amount of his ownership of the firm's outstanding partnership interests, Mr. David S. Gottesman is deemed to control the Adviser. As of December 31, 1995, the Adviser had management authority with respect to approximately $6.0 billion of assets. The principal business address of the Adviser is 437 Madison Avenue, New York, New York 10022.

The Adviser serves as the Fund's investment adviser pursuant to an investment advisory agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. In addition to advising the Fund, the Adviser provides advisory services to individuals, partnerships, trusts, pension and other employee benefit plans, and eleemosynary and other institutions.



A. Byron Nimocks and Bernard C. Groveman, CFA, general partners of the Adviser since 1990 and 1994, respectively, manage the equity component of the Fund. From 1990-1993, Mr. Groveman was a portfolio manager with the Adviser.

William K. McElroy, a Managing Director of the Adviser, manages the fixed income component of the Fund. Mr. McElroy has been a portfolio manager with the Adviser since 1987.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Fund. This fee is higher than the fee paid by most other investment companies, but is believed to be commensurate with fees paid by investment companies with similar investment objectives, policies and asset levels. The Adviser has voluntarily agreed to reimburse certain of the Fund's expenses in order to limit total operating expenses of the Fund to not more than 1.10% of its average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its expense reimbursement at any time. For the fiscal period ended October 31, 1995, the Adviser received a fee (after reimbursements) equal to .33% of the Fund's average daily net assets.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% when the Fund's assets reach 37.5 million of the average daily net assets of the Fund. The Administrator's fee is subject to an annual minimum of $75,000.

The Administrator also serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of the Fund.

FUND TRANSACTIONS

The Advisory Agreement authorizes the Adviser to select broker-dealers that will execute the purchase or sale of securities for the Fund and directs the Adviser to seek to obtain the best net results. The Fund may execute all or a substantial portion of its brokerage or other agency transactions through the Adviser, and may execute agency transactions through the Distributor, for which each may receive usual and customary compensation.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Fund directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009, or by contacting the Adviser. Shareholders may place purchase and redemption orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on days when the New York Stock

Exchange is open for business ("Business Day"). Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.


The minimum initial investment in the Fund is $10,000, and subsequent purchases must be at least $1,000. These minimum purchase requirements may be reduced or waived by the Distributor or for investors who purchase shares of the Fund through omnibus accounts maintained by registered broker-dealers who have executed sub-distribution agreements with the Distributor. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $100.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the FMC Select Fund) for $10,000 or more, together with a completed Account Application, to the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 9870601087; Further Credit: FMC Select Fund. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent, DST Systems, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value of the Fund next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or Automated Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Trust does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

SYSTEMATIC WITHDRAWAL PLAN - The Fund offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $25,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.


Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day. The Fund will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

PERFORMANCE

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Fund will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors" below. The Fund will be required to include as part of its current income a portion of the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell fund securities to distribute such accreted income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Fund provided certain state-specific conditions are satisfied. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax. Such distributions will be invested in additional shares of the Fund unless the investor has chosen to receive distributions in cash.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust, an open-end investment management company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series of shares. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. Information regarding the other funds of the Trust is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Each Portfolio's expense ratios are disclosed under "Financial Highlights." Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

As of February 9, 1996, the First Manhattan Co. Thrift Plan and Trust (New York,
NY), the participants in which are the partners and employees of the Adviser, owned a controlling interest in the Fund as defined by the Investment Company Act of 1940.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually to shareholders of record for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries not involving orders to purchase or redeem shares may be directed to the FMC Select Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781. Purchases and redemptions of shares may be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (excluding capital gain) of the Fund is distributed in the form of quarterly dividends. Shareholders of record on the last Business Day of each quarter will be entitled to receive the quarterly dividend distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 serves as the custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain permitted investments and associated risk factors for the Fund:

ASSET-BACKED SECURITIES - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities generally are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

BANK OBLIGATIONS - Debt obligations issued by U.S. and foreign banks, including bankers' acceptances (bills of exchange or time draft drawn on and accepted by commercial banks and used by corporations to finance the shipment and storage of goods and to furnish dollar exchange), certificates of deposit (negotiable interest bearing instruments with specific maturities issued by banks and savings and loan institutions in exchange for the deposit of funds), and time deposits (non-negotiable receipts issued by banks in exchange for the deposit of funds that earn a specified rate of interest over a definite period of time).

COMMERCIAL PAPER - Unsecured short-term promissory notes issued by corporations and other entities. The maturities on these issues vary from a few days to nine months.

CONVERTIBLE SECURITIES - Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature (which may be mandatory or optional), the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

High Risk, High Yield Convertible Securities - Fixed income securities
--------------------------------------------
(including convertible securities) rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

CORPORATE BONDS - Debt instruments issued by a private corporation, as distinct from one issued by a governmental agency or municipality. Corporate bonds generally have the following features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity; and (4) they are traded on major exchanges.

EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund may therefore be more suitable for long-term investors.

FIXED INCOME SECURITIES - The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes
                                  ---- ----
in the value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Stock index futures are futures contracts for various stock indices that are traded on registered securities exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

INVESTMENT COMPANY SECURITIES - The Fund's purchase of investment company securities will result in the layering of expenses. The Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

MONEY MARKET INSTRUMENTS -- These high quality, short-term debt instruments consist of U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by high quality banks or savings & loan associations; commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

MORTGAGE BACKED SECURITIES - The Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and the Federal Home Loan Mortgage Corporation. The Fund may also purchase CMOs and REMICs issued by governmental and non-governmental entities. The mortgages backing these securities include conventional 30 year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage backed securities' market value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

OPTIONS - A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its fund or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. When purchasing put and call options, the Fund pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Fund may purchase and write options only on an exchange.

Risk Factors.  Risks associated with options transactions include:  (1) the
------------
success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS - Agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered to be loans by the Fund.

SECURITIES OF FOREIGN ISSUERS - The Fund will purchase only those securities of foreign issuers (including American Depositary Receipts or "ADRs") that are traded on registered exchanges or the over-the-counter market in the United States. ADRs are typically issued by a U.S. financial institution and evidence ownership of underlying securities issued by a foreign issuer. Investments in securities of foreign issuers are subject to special risks such as future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, greater fluctuation in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions. Foreign securities issuers are often subject to accounting treatment and engage in business practices different from those respecting domestic securities issuers.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT SECURITIES - Certain federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., obligations of the Government National Mortgage Association ("GNMA")) or are guaranteed by the

Treasury. Issues of other agencies or instrumentalities are supported only by the issuing agency's right to borrow from the Treasury or by the credit of the agency or instrumentality (e.g., the Federal National Mortgage Association ("FNMA")). Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY SECURITIES - U.S. Treasury securities consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE SECURITIES - Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

WHEN-ISSUED TRANSACTIONS - The Fund may enter into forward commitments or purchase securities on a when-issued basis, in which case delivery and payment normally take place at a future date. The interest rate on these securities is fixed as of the purchase date although no interest accrues until the settlement date. These securities are subject to market fluctuation due to changes in market interest rates during the period between the purchase date and the delivery date.

ZERO COUPON SECURITIES - Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Please see the Statement of Additional Information for more information about the permitted investments of the Fund.

                               TABLE OF CONTENTS


SUMMARY................................................   2
EXPENSE SUMMARY........................................   4
FINANCIAL HIGHLIGHTS...................................   5
THE TRUST AND THE FUND.................................   6
INVESTMENT OBJECTIVE...................................   6
GENERAL INVESTMENT POLICIES............................   6
RISK FACTORS...........................................   8
INVESTMENT LIMITATIONS.................................   9
THE ADVISER............................................  10
THE ADMINISTRATOR......................................  11
THE TRANSFER AGENT.....................................  11
THE DISTRIBUTOR........................................  11
FUND TRANSACTIONS......................................  11
PURCHASE AND REDEMPTION OF SHARES......................  11
PERFORMANCE............................................  14
TAXES..................................................  15
GENERAL INFORMATION....................................  16
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..  18

Fund:
FMC SELECT FUND



Adviser:
FIRST MANHATTAN CO.



Trust:
THE ADVISORS' INNER CIRCLE FUND



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FINANCIAL MANAGEMENT COMPANY



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1996

                                FMC SELECT FUND

                                   A FUND OF:
                        THE ADVISORS' INNER CIRCLE FUND

                              INVESTMENT ADVISER:
                              FIRST MANHATTAN CO.

This Statement of Additional Information is not a prospectus and relates only to the FMC Select Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Fund and should be read in conjunction with the Fund's prospectus dated February 28, 1996. The Prospectus for the Fund may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE TRUST AND THE FUND                   S-3

DESCRIPTION OF PERMITTED INVESTMENTS...   S-3

INVESTMENT LIMITATIONS.................   S-6

THE ADVISER............................   S-8

THE ADMINISTRATOR......................   S-9

THE DISTRIBUTOR........................  S-10

TRUSTEES AND OFFICERS OF THE TRUST.....  S-10

COMPUTATION OF YIELD AND TOTAL RETURN..  S-13

PURCHASE AND REDEMPTION OF SHARES......  S-14

DETERMINATION OF NET ASSET VALUE.......  S-14

TAXES..................................  S-15

FUND TRANSACTIONS......................  S-16

DESCRIPTION OF SHARES..................  S-18

SHAREHOLDER LIABILITY..................  S-18

LIMITATION OF TRUSTEES' LIABILITY......  S-18

5% SHAREHOLDERS........................  S-19

EXPERTS................................  S-19

FINANCIAL STATEMENTS...................  S-19

APPENDIX...............................   A-1

February 28, 1996

FMC-F-002-01

THE TRUST AND THE FUND

This Statement of Additional Information ("Statement") relates only to the FMC Select Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company that offers shares of diversified portfolios established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." No investment in shares of a fund should be made without first reading that fund's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

MORTGAGE BACKED SECURITIES

The Fund may invest in securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fund may invest in MORTGAGE BACKED SECURITIES consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

REPURCHASE AGREEMENTS are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy

Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

The Fund will only invest in investment grade fixed income securities; however, it may hold up to 5% of its total assets in convertible debt securities which are rated as low as Caa by Moody's or CCC by S&P. Such below investment grade instruments are high risk, high yield securities (known as "JUNK BONDS") that involve greater risk of default or price declines than investment grade securities due to changes in the issuers' creditworthiness and the outlook for economic growth. The market for these securities may be thinner and less active causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security. For these reasons, it is the Fund's policy to use such ratings in conjunction with the Adviser's own independent, ongoing review of credit quality.

The Fund may invest in VARIABLE AMOUNT MASTER DEMAND NOTES which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

The Fund may invest in WHEN-ISSUED SECURITIES. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place at a future date. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Fund will maintain liquid assets (cash, U.S. Government obligations, or liquid, high quality debt obligations) in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the portfolio's usual expenses. See also "Investment Limitations."

INVESTMENT LIMITATIONS

The following policies are, except for policies 3, 6, 8 and 10, non-fundamental policies of the Fund. Non-fundamental polices may be changed or eliminated by the Trust's Board of Trustees without a vote of the Fund's shareholders. The term "majority of the outstanding shares" of the Fund or the Trust, respectively, means the vote of (i) 67% or more of the Fund's or the Trust's shares present at a meeting, if more than 50% of the outstanding shares of the Fund or the Trust are present or represented by proxy, or (ii) more than 50% of the Fund's or the Trust's outstanding shares, whichever is less.

The Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Borrowings from a bank require asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. All borrowings in excess of 5% of total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend its portfolio securities, and may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests or commodities provided that this shall not prevent the Fund from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, and real estate investment trusts which deal in real estate or interests therein, and provided further that this shall not prevent the Fund from investing in commodities contracts relating to financial instruments.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and may sell securities short "against the box."

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation or order of the Securities and Exchange Commission.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Invest in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days, at approximately the value at which the Fund has valued the instrument. Illiquid securities include repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

14. The Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security as to each limitation except number 3.

THE ADVISER

The Trust and First Manhattan Co. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

To the extent the Fund is registered in the State of California and purchases securities of open-end investment companies, the Adviser will waive its fee on the portion of the Fund's assets placed therein.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Financial Management Corporation (the "Administrator") have entered into an Administration Agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Fund for a period of five years after commencement of operations of the Fund and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party. For the fiscal period ended October 31, 1995, the Administrator received fees of $36,370 for the Fund.

The Trust and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.


The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of the Fund.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Trust also serve as Trustees and/or officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER (DOB 08/17/46) - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY (DOB 01/20/27) - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Trust, the Administrator and Distributor, for the past five years.
Director and Secretary of SEI.

FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON (DOB 11/05/17) - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS (DOB 06/03/19) - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of

Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY (DOB 04/12/31) - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994.
Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-1994). Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA (DOB 04/22/61) - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL (DOB 02/26/60) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. SEC, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).

JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (DOB 02/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Trust, the Administrator and the Distributor for the past five years.

-----------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Trust.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.


                                                                                               Total Compensation
                                                                                                From Registrant
                                                                                               and Trust Complex*
                                                                                                Paid to Trustees for
                             Aggregate Compensation        Pension or                           the Fiscal Year
                              From Registrant for the     Retirement Benefits  Estimated       Ended October 31,
                               Fiscal Year Ended      Accrued as Part of        Annual Benefits       1995
Name of Person, Position       October 31, 1995         Trust Expenses           Upon
                                                                              Retirement






John T. Cooney                             $9,429.84          N/A                 N/A         $9,429.84 for
                                                                                              services on 1 board

Frank E. Morris                            $9,429.84          N/A                 N/A         $9,429.84 for
                                                                                              services on 1 board

Robert Patterson                           $9,429.84          N/A                 N/A         $9,429.84 for
                                                                                              services on 1 board

Eugene B. Peters                           $9,429.84          N/A                 N/A         $9,429.84 for
                                                                                              services on 1 board

James M. Storey, Esq.                      $9,429.84          N/A                 N/A         $9,429.84 for
                                                                                              services on 1 board

William M. Doran, Esq.                     $       0          N/A                 N/A         $0 for services on 1
                                                                                              board
Robert A. Nesher                           $       0          N/A                 N/A         $0 for services on 1
                                                                                              board
===================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise its yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2 [((a-b)/cd + 1)/6/ - 1)] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1995, the yield for the Fund was 1.44%.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.


For the period from May 8, 1995 (commencement of operations) through October 31, 1995, the total return for the Fund was 10.60%.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on any Business Day. Shares of the Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind, readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on December 31st of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FUND TRANSACTIONS

The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Fixed income securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fixed income portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund.

It is expected that the Fund will execute all or substantially all of the Fund's brokerage or other agency transactions through the Adviser, and may execute agency transactions through the Distributor, for a commission in conformity with the Investment Company Act of 1940, the Securities Exchange Act of 1934 and rules promulgated by the Securities and Exchange Commission (the "SEC"). Under these provisions, the Adviser and the Distributor are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange. These rules further require that commissions paid to the Adviser or the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Adviser and the Distributor and will review these procedures periodically. For the fiscal period ended October 31, 1995, the Fund paid no brokerage commission to the Distributor. For the fiscal period ended October 31, 1995, all securities transactions for the Fund were directed to the Adviser. The aggregate brokerage commissions paid for the fiscal period ended October 31, 1995 was $51,140.

For the fiscal period ended October 31, 1995, the portfolio turnover rate for the Fund was 1.87%.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the

Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


5% SHAREHOLDERS

As of February 9, 1996, the First Manhattan Co. Thrift Plan and Trust, the participants in which are the partners and employees of the Adviser, held 5% of the shares of the Fund.

Shareholder         %
-----------         -

First Manhattan Co.  53%
Thrift Plan
Attn: Neal K. Stearns
437 Madison Avenue
New York, NY  10022-17001

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Commercial paper rated A-1 by S&P is regarded by S&P as having the greatest capacity for timely payment. Ratings are further refined by the use of a plus sign to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1 reflect a "strong" degree of safety regarding timely payment.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of "superior" quality on the basis of relative repayment capacity.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by S&P and Moody's, respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualifies as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated `BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

Debt rate `B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The `B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

Debt rated `CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds rated Baa by Moody's are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of
FMC Select Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of FMC Select Fund (one of the funds constituting The Advisors' Inner Circle Fund) as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Select Fund of The Advisors' Inner Circle Fund as of October 31, 1995, the results of its operations, changes in its net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
December 5, 1995

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                                      Market
                                                                       Value
FMC SELECT FUND                                           Shares       (000)
-----------------------------------------------------------------------------
COMMON STOCK 84.8%
AUTO & TRUCK RELATED 1.5%
 Mark IV Industries                                        21,400     $   417
                                                                      -------
BANKS 10.8%
 Charter One Financial                                      7,300         207
 Commercial Federal*                                       16,300         536
 Compass Bancshares                                        15,400         477
 Dime Bancorp*                                             52,100         554
 North Fork Bancorporation,
  New York                                                 31,500         689
 TF Financial                                              32,000         476
                                                                      -------
                                                                        2,939
                                                                      -------
BASIC CHEMICALS 4.2%
 Rohm & Haas                                                4,000         221
 W R Grace                                                 16,700         931
                                                                      -------
                                                                        1,152
                                                                      -------
CONSUMER PRODUCTS 8.8%
 Colgate Palmolive                                          5,100         353
 Ekco Group                                               168,600         949
 Gillette                                                  11,400         551
 Warner Lambert                                             6,400         545
                                                                      -------
                                                                        2,398
                                                                      -------
FINANCIAL SERVICES 11.4%
 Federal Home Loan Mortgage Corporation                    15,400       1,066
 Fidelity National Financial                               36,000         572
 Marsh & McLennan                                           4,200         344
 Northern Trust                                            13,400         640
 State Street Boston                                       12,100         470
                                                                      -------
                                                                        3,092
                                                                      -------
FOOD, BEVERAGE & TOBACCO 5.1%
 General Mills                                              5,300         304
 Sara Lee                                                   8,900         261
 UST                                                       27,000         811
                                                                      -------
                                                                        1,376
                                                                      -------

                                                          Shares/
                                                           Face       Market
                                                          Amount       Value
                                                           (000)       (000)
-----------------------------------------------------------------------------
HEALTHCARE 8.2%
 Johnson & Johnson                                          3,700     $   302
 Mallinckrodt Group                                         7,000         243
 Pfizer                                                     9,200         528
 Sierra Health Services*                                   25,000         715
 US Healthcare                                             11,400         439
                                                                      -------
                                                                        2,227
                                                                      -------
MEDIA 10.7%
 Dimac*                                                     4,800         125
 E.W. Scripps                                              10,600         400
 Gannett                                                   20,400       1,109
 Harte-Hanks Communications*                               22,700         687
 Omnicom Group                                              9,200         588
                                                                      -------
                                                                        2,909
                                                                      -------
METALS & MINING 1.3%
 Reynolds Metals                                            6,900         348
                                                                      -------
MULTIPLE INDUSTRY 2.8%
 General Electric                                          12,200         772
                                                                      -------
PACKAGING 2.3%
 Sealed Air*                                               23,600         622
                                                                      -------
RAILROADS 5.1%
 Burlington Northern Santa Fe                               8,600         721
 Southern Pacific Rail*                                    30,000         668
                                                                      -------
                                                                        1,389
                                                                      -------
RETAIL 1.7%
 CML Group                                                 42,700         246
 Sears Roebuck                                              6,100         207
                                                                      -------
                                                                          453
                                                                      -------
SPECIALTY CHEMICALS 9.6%
 Great Lakes Chemical                                      10,700         718
 Loctite                                                   14,700         695
 Lubrizol                                                   4,600         132
 McWhorter Technologies*                                   24,300         365
 Sherwin Williams                                          18,900         711
                                                                      -------
                                                                        2,621
                                                                      -------
SPECIALTY MACHINERY 1.3%
 York International                                         8,100         354
                                                                      -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

                                                           Face       Market
                                                          Amount       Value
FMC SELECT FUND (concluded)                               (000)        (000)
-----------------------------------------------------------------------------
TOTAL COMMON STOCK
 (Cost $21,175,499)                                                   $23,069
                                                                      -------
U.S. TREASURY OBLIGATIONS 7.9%
 United States Treasury Bills
  5.350%, 11/02/95                                            20           20
  5.400%, 11/09/95                                            85           85
  5.300%, 11/16/95                                            14           14
  5.375%, 11/24/95                                           365          363
  5.330%, 11/30/95                                            72           72
  5.300%, 12/07/95                                           277          276
  5.200%, 12/14/95                                            53           53
  5.150%, 12/21/95                                           267          265
  5.350%, 01/04/96                                           181          179
  5.210%, 01/11/96                                            22           22
 United States Treasury Notes
  6.875%, 07/31/99                                           250          259
  8.750%, 08/15/00                                           250          280
  8.000%, 05/15/01                                           250          275
                                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $2,145,151)                                                      2,163
                                                                      -------
CORPORATE OBLIGATIONS 4.3%
 AON
  7.400%, 10/01/02                                           150          157
 Bellsouth Trust MTN
  9.190%, 07/01/03                                           178          198
 Commercial Credit
  7.750%, 03/01/05                                           150          161
 General Motors MTN
  8.875%, 05/15/03                                           150          169
 Marriott International
  7.875%, 04/15/05                                           150          160
 Philip Morris
  7.250%, 01/15/03                                           150          154
 United Postal Savings
  9.000%, 07/26/99                                           150          165
                                                                      -------
TOTAL CORPORATE OBLIGATIONS
 (Cost $1,139,048)                                                      1,164
                                                                      -------

                                                           Face       Market
                                                          Amount       Value
                                                          (000)        (000)
-----------------------------------------------------------------------------
GOVERNMENT BOND 2.8%
 Federal Home Loan Mortgage Corporation
  Callable 6/15/00 @ 100
  6.830%, 06/15/05                                           250      $   252
 Federal National Mortgage Association
  8.500%, 01/13/00                                           250          262
 Federal National Mortgage Association
  Principal STRIPS Callable 11/1/96
  0%, 11/01/01                                               250          235
                                                                      -------
TOTAL GOVERNMENT BOND
 (Cost $737,541)                                                          749
                                                                      -------
TOTAL INVESTMENTS 99.8%
 (Cost $25,197,239)                                                    27,145
                                                                      -------
OTHER ASSETS AND LIABILITIES 0.2%
 Other Assets and Liabilities, Net                                         57
                                                                      -------
NET ASSETS:
 Portfolio shares (unlimited
  authorization--no par value)
  based on 2,479,124 shares of
  beneficial interest                                                  25,154
 Undistributed net investment income                                       23
 Accumulated net realized gain on investments                              77
 Net unrealized appreciation on investments                             1,948
                                                                      -------
TOTAL NET ASSETS: (100.0%)                                            $27,202
                                                                      =======
 Net Asset Value, Offering Price
  and Redemption Price Per Share                                      $ 10.97
                                                                      =======

* Non-Income producing security
STRIPS Separate Trading of Registered Interest and Principal Securities MTN--Medium-Term Note

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

For the period ended October 31, 1995

                                                                         FMC
                                                                       SELECT
                                                                        FUND
                                                                     -----------
                                                                     5/08/95 (1)
                                                                     TO 10/31/95
                                                                        (000)
--------------------------------------------------------------------------------
Investment Income:
 Dividend Income...................................................    $  168
 Interest Income...................................................       178
--------------------------------------------------------------------------------
  Total Investment Income..........................................    $  346
--------------------------------------------------------------------------------
Expenses:
 Investment Advisory Fees..........................................    $   90
 Reimbursements by Adviser.........................................       (54)
 Administrative Fees...............................................        36
 Custodian Fees....................................................         4
 Professional Fees.................................................        14
 Transfer Agent Fees...............................................         8
 Printing Fees.....................................................         5
 Directors' Fees...................................................         2
 Registration and Filing Fees......................................        14
 Pricing Fees......................................................         1
 Insurance and Other Fees..........................................         3
 Amortization of Deferred Organizational Costs.....................         1
--------------------------------------------------------------------------------
  Total Expenses...................................................       124
--------------------------------------------------------------------------------
   Net Investment Income...........................................       222
--------------------------------------------------------------------------------
 Net Realized Gain from Securities Sold............................        77
 Net Unrealized Appreciation of Investment Securities..............     1,948
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments..................    $2,025
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations..............    $2,247
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) The FMC Select Fund Commenced operations on May 8, 1995.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the Period Ended October 31, 1995

                                                                         FMC
                                                                       SELECT
                                                                        FUND
                                                                     -----------
                                                                     5/08/95(2)
                                                                     TO 10/31/95
                                                                        (000)
--------------------------------------------------------------------------------
Investment Activities:
  Net Investment Income............................................    $   222
  Net Realized Gain on Securities Sold.............................         77
  Net Unrealized Appreciation of Investment Securities.............      1,948
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations............      2,247
--------------------------------------------------------------------------------
Distributions to Shareholders:
  Net Investment Income............................................       (199)
--------------------------------------------------------------------------------
   Total Distributions.............................................       (199)
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares Issued....................................................     25,763
  Shares Issued in Lieu of Cash Distributions......................        --
  Shares Redeemed..................................................       (609)
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from Capital Share Transactions...     25,154
--------------------------------------------------------------------------------
   Total Increase in Net Assets....................................     27,202
--------------------------------------------------------------------------------
Net Assets:
  Beginning of Period..............................................        --
--------------------------------------------------------------------------------
  End of Period....................................................    $27,202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
  Shares Issued....................................................      2,536
  Issued in Lieu of Cash Distributions.............................        --
  Redeemed.........................................................        (57)
--------------------------------------------------------------------------------
  Net Increase in Share Transactions...............................      2,479
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(2) The FMC Select Fund commenced operations on May 8, 1995.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout the Period

            Net                                                              Net                  Net                  Ratio
           Asset               Realized and   Distributions Distributions   Asset               Assets      Ratio      of Net
           Value      Net       Unrealized      from Net        from        Value                 End    of Expenses   Income
         Beginning Investment Gains or Losses  Investment      Capital       End      Total    of Period to Average  to Average
         of Period   Income    on Securities     Income         Gains     of Period Return (1)   (000)   Net Assets  Net Assets
         --------- ---------- --------------- ------------- ------------- --------- ---------- --------- ----------- ----------
--------------------------
FMC SELECT FUND
---------------
1995(2)   $10.00      0.10         0.96           (0.09)         --        $10.97     10.60%    $27,202     1.10%*     1.96%*
                              Ratio
              Ratio          of Net
           of Expenses    Income (Loss)
           to Average      to Average
           Net Assets      Net Assets    Portfolio
           (Excluding      (Excluding    Turnover
         Reimbursements) Reimbursements)   Rate
         --------------- --------------- ---------
--------------------------
FMC SELECT FUND
---------------
1995(2)       1.57%*          1.49%*       1.87%

  * Annualized
(1) Total Return is cumulative since inception.
(2) The FMC Select Fund commenced operations on May 8, 1995.

   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

1. Organization:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eleven portfolios. The financial statements herein present those of the FMC Select Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

  Security Valuation -- Investment in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Federal Income Taxes -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal Income taxes is required.

  Security Transactions and Related Income --Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest Income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

  Net Asset Value Per Share -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

  Other -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

  Distributions from net investment income are declared and paid to Shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

  Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

3. Organization Costs and Transactions with Affiliates:

The Fund incurred organization costs of approximately $22,000. These costs have been capitalized by the Fund and are being amortized over sixty months commencing with the start-up. In the event the initial shares of the Fund are redeemed by any holder thereof during the period

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND

October 31, 1995

that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $11,000 for organizational work performed by a law firm of which an officer of the Fund is a partner.

Certain officers and trustees of the Trust are also officers of SEI Financial Management Company (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .20% of the Fund's average daily net assets.

DST Systems Inc., 811 Main Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. Investment Advisory and Custodian Agreements:

The Fund and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .80% of the Fund's average daily net assets. The Adviser has on a voluntary basis, agreed to reimburse Fund expenses in order to limit the Fund's total operating expenses to a maximum of 1.10% of the average daily net assets of the Fund. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold in the Fund.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 1995 are as follows:

                                                                      FMC SELECT
                                                                         FUND
                                                                        (000)
                                                                      ----------
Purchases
 Government..........................................................  $ 1,534
 Other...............................................................   22,635
Sales
 Government..........................................................  $   --
 Other...............................................................      396

At October 31, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1995, is as follows:

                                                                      FMC SELECT
                                                                         FUND
                                                                        (000)
                                                                      ----------
Aggregate gross unrealized appreciation..............................   $2,381
Aggregate gross unrealized depreciation..............................     (433)
                                                                        ------
Net unrealized appreciation..........................................   $1,948
                                                                        ======

                             NOTICE TO SHAREHOLDERS
                                       OF
                        THE ADVISORS' INNER CIRCLE FUND
                                  (UNAUDITED)

For the shareholders that do not have an October 31, 1995 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 1995 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended October 31, 1995, the portfolio is designating long term capital gains, qualifying dividends and exempt interest income with regard to distributions paid during the year as follows:

                                            (A)           (B)
                                         LONG TERM     ORDINARY         (C)
                                       CAPITAL GAIN     INCOME         TOTAL
                                       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS
     PORTFOLIO                          (TAX BASIS)   (TAX BASIS)   (TAX BASIS)
     ---------                         ------------- ------------- -------------
FMC Select Fund.......................       0%          100%          100%
                                            (D)           (E)           (F)
                                        QUALIFYING    TAX EXEMPT      FOREIGN
     PORTFOLIO                         DIVIDENDS(1)    INTEREST     TAX CREDIT
     ---------                         ------------- ------------- -------------
FMC Select Fund.......................      29%            0%            0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
  * Items (A) and (B) are based on a percentage of the portfolio's total distributions.
 ** Items (D) and (E) are based on a percentage of ordinary income distributions of the portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     FUND:
                                FMC SELECT FUND
                                P.O. Box 419009
                           Kansas City, MO 64141-6009

                                    ADVISER:
                              FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                     TRUST:
                        THE ADVISORS' INNER CIRCLE FUND
                            680 East Swedesford Road
                                Wayne, PA 19087

                                  DISTRIBUTOR:
                         SEI FINANCIAL SERVICES COMPANY
                            680 East Swedesford Road
                                Wayne, PA 19087

                                 ADMINISTRATOR:
                        SEI FINANCIAL MANAGEMENT COMPANY
                            680 East Swedesford Road
                                Wayne, PA 19087

                                 LEGAL COUNSEL:
                            MORGAN, LEWIS & BOCKIUS
                               1800 M Street N.W.
                              Washington, DC 20006

                        INDEPENDENT PUBLIC ACCOUNTANTS:
                              ARTHUR ANDERSEN LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

FMC-F-00301
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FMC SELECT FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1995

ADVISED BY:

FIRST MANHATTAN CO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    FMC-F-003-01

PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)     Financial Statements

        (i) The Registrant's audited Financial Statements for the Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Turner Growth Equity Fund, Turner Small Cap Fund, A+P Large-Cap Fund, HGK Fixed Income Fund, AIG Money Market Fund and FMC Select Fund for the fiscal year ended October 31, 1995 including Arthur Andersen LLP's consents thereon are filed herewith. The Financial Statements included are:

                 Statement of Net Assets
                 Statement of Operation
                 Statement of Changes in Net Assets
                 Financial Highlights
                 Notes to Financial Highlights

(b)     Additional Exhibits

(1) Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(5)(a) Investment Advisory Agreement between Registrant and Clover Capital Management, Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund dated November 14, 1991 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is filed herewith.
(5)(b) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and as revised with respect to Turner Growth Equity Fund dated February 21, 1992 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A

        (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is filed herewith.
(5)(c) Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1992 is filed herewith.
(5)(d) Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is filed herewith.
(5)(e) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is filed herewith.
(5)(f) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund is incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.
(5)(g) Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is filed herewith.
(6) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is filed herewith.
(8) Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.
(9) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund,
        Turner

        Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is filed herewith.
(10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.
(11)    Consent of Independent Public Accountants filed herewith.
(15) Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is filed herewith.
(16) Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.
(18) Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.
(24) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant

          See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). The Administrator is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities as of February 5, 1996:

                                                       Number of
        Title of Class                               Record Holders
        --------------                               --------------

        Units of beneficial interest, without
        par value-

        Clover Capital Fixed Income Fund                    294
        Clover Capital Equity Value Fund                  1,308
        Turner Growth Equity Fund                           217
        Turner Fixed Income Fund                              6
        Turner Small Cap Fund                                85
        White Oak Growth Stock Fund                         428
        Pin Oak Aggressive Stock Fund                       570
        A+P Large-Cap Fund                                   25
        HGK Fixed Income Fund                                93
        AIG Money Market Fund Class A                       169
        AIG Money Market Fund Class B                        50
        FMC Select Fund                                      16

Item 27.  Indemnification:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Clover Capital Management, Inc.
-------------------------------
Clover Capital Management, Inc. is the investment adviser for the Clover Capital Equity Value, Clover Capital Fixed Income and Clover Capital Small Cap Value Funds. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534.

The list required by this Item 28 of general partners of Clover Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Clover Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-27041).


Turner Investment Partners, Inc.
--------------------------------
Turner Investment Partners, Inc. is the investment adviser for the Turner Growth Equity, Turner Small Cap and Turner Fixed Income Portfolios. The principal address of Turner Investment Partners, Inc. is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312-2414.

The list required by this Item 28 of general partners of Turner Investment Partners, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Turner Investment Partners, Inc. under the Advisers Act of 1940 (SEC File No. 801-36220).


Oak Associates
--------------
Oak Associates is the investment adviser for the White Oak Growth Stock Fund and the Pin Oak Agressive Stock Fund. The principal address of Oak Associates is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

The list required by this Item 28 of general partners of Oak Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No.
801-23632).

Aronson+Partners
----------------
Aronson+Partners is the investment adviser for the A+P Large-Cap Value Fund. The principal address of Aronson+Partners is 230 S. Broad Street, 20th Floor, Philadelphia, PA 19102.

The list required by this Item 28 of general partners of Aronson+Partners, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Aronson+Partners under the Advisers Act of 1940 (SEC File No. 801-22950).


HGK Asset Management, Inc.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is 17 State Street, 15th Floor, New York, NY 10004.

The list required by this Item 28 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).


AIG Capital Management Corp.
----------------------------
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

The list required by this Item 28 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).


First Manhattan Co.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

Item 29.  Principal Underwriters:

Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

SEI Daily Income Trust                   July 15, 1982
SEI Liquid Asset Trust                   November 29, 1982
SEI Tax Exempt Trust                   December 3, 1982
SEI Index Funds                        July 10, 1985
SEI Institutional Managed Trust          January 22, 1987
SEI International Trust                  August 30, 1988
Stepstone Funds                          January 30, 1991
The Compass Capital Group of Funds       March 8, 1991
FFB Lexicon Funds                        October 18, 1991
The Pillar Funds                         February 28, 1992
CUFUND                                     May 1, 1992
STI Classic Funds                        May 29, 1992
CoreFunds, Inc.                          October 30, 1992
First American Funds, Inc.               November 1, 1992
First American Investment Funds, Inc.    November 1, 1992
The Arbor Fund                           January 28, 1993
1784 Funds                               June 1, 1993
Marquis Funds(R)                           August 17, 1993
Morgan Grenfell Investment Trust         January 3, 1994
Inventor Funds, Inc.                       August 1, 1994
The Achievement Funds Trust              December 27, 1994
Insurance Investment Products Trust      December 30, 1994
Bishop Street Funds                      January 27, 1995
CrestFunds, Inc.                         March 1, 1995
Conestoga Family of Funds                May 1, 1995
STI Classic Variable Trust               August 18, 1995
ARK Funds                                November 1, 1995
Monitor Funds                            January 11, 1996

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is 680 E. Swedesford Road, Wayne, PA 19087.

                         Position and Office                                    Positions and Offices
Name                     with Underwriter                                       with Registrant
----                     ----------------                                       ---------------

Alfred P. West, Jr.      Director, Chairman & Chief Executive Officer                 --
Henry H. Greer           Director, President & Chief Operating Officer                --
Carmen V. Romeo          Director, Executive Vice President & Treasurer               --
Gilbert L. Beebower      Executive Vice President                                     --
Richard B. Lieb          Executive Vice President                                     --
Charles A. Marsh         Executive Vice President-Capital Resources Division          --
Leo J. Dolan, Jr.        Senior Vice President                                        --
Carl A. Guarino          Senior Vice President                                        --
Jerome Hickey            Senior Vice President                                        --
David G. Lee             Senior Vice President                                  President & Chief
                                                                                Financial Officer
William Madden           Senior Vice President                                        --
A. Keith McDowell        Senior Vice President                                        --
Dennis J. McGonigle      Senior Vice President                                        --
Hartland J. McKeown      Senior Vice President                                        --
James V. Morris          Senior Vice President                                        --
Steven Onofrio           Senior Vice President                                        --
Kevin P. Robins          Senior Vice President & General Counsel                Vice President, Assistant
                                                                                Secretary
Robert Wagner            Senior Vice President                                        --
Patrick K. Walsh         Senior Vice President                                        --
Kenneth Zimmer           Senior Vice President                                        --
Robert Crudup            Managing Director                                            --
Vic Galef                Managing Director                                            --
Lawrence D. Hutchison    Managing Director                                            --
Kim Kirk                 Managing Director                                            --
John Krzeminski          Managing Director                                            --
Carolyn McLaurin         Managing Director                                            --
Barbara Moore            Managing Director                                            --
Donald Pepin             Managing Director                                            --
Mark Samuels             Managing Director                                            --
Wayne M. Withrow         Managing Director                                            --
Vicki Malloy             Team Leader                                                  --
Mick Duncan              Team Leader                                                  --
Robert Ludwig            Team Leader & Vice President                                 --
Jeff Drennen             Vice President                                               --
Robert Aller             Vice President                                               --
C. Tony Baker                                                                   Vice President
Steve Bendinelli         Vice President                                               --

                         Position and Office                                    Positions and Offices
Name                     with Underwriter                                       with Registrant
----                     ----------------                                       ---------------
Cris Brookmyer           Vice President & Controller                                  --
Gordon W. Carpenter      Vice President                                               --
Robert B. Carroll        Vice President & Assistant Secretary                 Vice President, Assistant
                                                                              Secretary
Todd Cipperman           Vice President & Assistant Secretary                 Vice President, Assistant
                                                                              Secretary
Ed Daly                  Vice President                                               --
Lucinda Duncalfe         Vice President                                               --
Kathy Heilig             Vice President                                               --
Larry Hutchison          Vice President                                               --
Michael Kantor           Vice President                                               --
Samuel King              Vice President                                               --
Donald H. Korytowski     Vice President                                               --
Jack May                 Vice President                                               --
Sandra K. Orlow          Vice President & Assistant Secretary                 Vice President, Assistant
                                                                              Secretary
Kim Rainey               Vice President                                               --
Paul Sachs               Vice President                                               --
Steve Smith              Vice President                                               --
Kathryn L. Stanton       Vice President & Assistant Secretary                 Vice President, Assistant
                                                                              Secretary
Daniel Spaventa          Vice President                                               --
William Zawaski          Vice President                                               --
Larry Pokora             Vice President                                               --
James Dougherty          Director of Brokerage Services                               --

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

          CoreStates Bank, N.A.
          Broad & Chestnut Streets
          P.O. Box 7618
          Philadelphia, PA 19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Financial Management Corporation
          680 E. Swedesford Road
          Wayne, PA 19087

     (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
     the required books and records are maintained at the offices of the Registrant's Advisors:

          Clover Capital Management
          11 Tobey Village Office Park
          Pittsford, NY  14534

          Turner Investment Partners, Inc.
          1235 Westlakes Drive
          Berwyn, PA 19312

          Oak Associates
          3875 Embassy Parkway
          Suite 250
          Akron, OH 44333-8334

          Aronson+Partners
          230 S. Broad Street
          20th Floor
          Philadelphia, PA 19102

          HGK Asset Management, Inc.
          Newport Tower
          525 Washington Blvd.
          Jersey City, NJ 07310

          AIG Capital Management Corp.
          70 Pine Street
          20th Floor
          New York, NY  10270

          First Manhattan Co.
          42 Broadway
          New York, NY  10004

Item 31.  Management Services: None.

Item 32.  Undertakings:

     Registrant undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements, which need not be certified for the Clover Capital Small Cap Value Fund within four to six months from the later of the effective date of Post-Effective Amendment No. 23 or commencement of operations of the Portfolio.

     Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements, which need not be certified for the Turner Fixed Income Fund within four to six months from the later of the effective date of Post-Effective Amendment No. 11 or commencement of operations of the Portfolio.

     Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

     Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                              NOTICE


     A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 27th day of February, 1996.

                                                THE ADVISORS' INNER CIRCLE FUND

                                                By: /s/ David G. Lee
                                                    -----------------------
                                                    David G. Lee, President

ATTEST: /s/
---------------------------------
  Jeffrey A. Cohen, Controller

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

         *                  Trustee           February 27, 1996
---------------------
John Cooney

         *                  Trustee           February 27, 1996
---------------------
William M. Doran

         *                  Trustee           February 27, 1996
---------------------
Frank E. Morris

         *                  Trustee           February 27, 1996
---------------------
Robert A. Nesher

         *                  Trustee           February 27, 1996
---------------------
Robert A. Patterson

         *                  Trustee           February 27, 1996
---------------------
Eugene Peters

         *                  Trustee           February 27, 1996
---------------------
James M. Storey
/s/ David G. Lee
---------------------       President &       February 27, 1996
David G. Lee                Chief Executive
                            Officer
/s/ Jeffery A. Cohen
---------------------       Controller &      February 27, 1996
Jeffrey A. Cohen            Chief Financial
                            Officer


       /s/ David G. Lee
/*/By: ________________________
       David G. Lee
       Attorney-in-Fact

                                 EXHIBIT INDEX



Exhibit No. and Description                                  Sequential Page No.
---------------------------                                  -------------------

EX-99.B1 Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

EX-99.B2 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

EX-99.B5(a)  Investment Advisory Agreement between Registrant and Clover Capital
             Management, Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund dated November 14, 1991 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is filed herewith.

EX-99.B5(b)  Investment Advisory Agreement between Registrant and Turner
             Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and as revised with respect to Turner Growth Equity Fund dated February 21, 1992 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is filed herewith.

EX-99.B5(c)  Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1992 is filed herewith.

EX-99.B5(d)  Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is filed herewith.

EX-99.B5(e)  Investment Advisory Agreement between Registrant and HGK Asset
             Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is filed herewith.

Exhibit No. and Description                                  Sequential Page No.
---------------------------                                  -------------------

EX-99.B5(f)  Investment Advisory Agreement between Registrant and AIG Capital
             Management Corp. with respect to AIG Money Market Fund is incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

EX-99.B5(g)  Investment Advisory Agreement Between Registrant and First
             Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is filed herewith.

EX-99.B6 Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is filed herewith.

EX-99.B8 Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

EX-99.B9 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is filed herewith.

EX-99.B10    Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on October 28, 1991.

EX-99.B11    Consent of Independent Public Accountants filed herewith.

EX-99.B15    Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is filed herewith.

Exhibit No. and Description                                  Sequential Page No.
---------------------------                                  -------------------

EX-99.B16    Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.

EX-99.B18    Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-
             Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on June 1, 1995.

EX-99.B24    Powers of Attorney are incorporated herein by reference to Post-
             Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and
             Exchange Commission on February 1, 1995.